UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2011

1.815814.106

ATB-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 22.9%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 269,663
Inland Real Estate Corp. 4.625% 11/15/26		233,000	233,583
			503,246
Nonconvertible Bonds - 22.9%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11		6,978,000	7,074,771
Dana Holding Corp.:
6.5% 2/15/19		575,000	575,000
6.75% 2/15/21		385,000	386,925
Delphi Corp.:
5.875% 5/15/19 (g)		990,000	987,525
6.125% 5/15/21 (g)		920,000	922,300
International Automotive Components Group SA 9.125% 6/1/18 (g)		970,000	994,250
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,542,625
7.75% 8/15/18		1,400,000	1,501,500
			13,984,896
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (g)		575,000	590,094
Chrysler Group LLC/CG Co.-Issuer, Inc.:
8% 6/15/19 (g)		1,070,000	1,070,000
8.25% 6/15/21 (g)		1,070,000	1,070,000
			2,730,094
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21		790,000	815,675
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (g)		990,000	982,575
			1,798,250
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,392,600
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc. 7.5% 4/15/21 (g)		1,620,000	1,688,850
Chukchansi Economic Development Authority 8% 11/15/13 (g)		765,000	631,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (g)		$ 1,895,000	$ 1,942,375
11.5% 1/15/17 pay-in-kind (g)(m)		590,000	633,160
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)		2,675,000	2,664,835
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,765,800
Host Marriott LP 6.375% 3/15/15		250,000	255,625
ITT Corp. 7.375% 11/15/15		250,000	283,750
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,194,863
MGM Mirage, Inc.:
6.625% 7/15/15		2,315,000	2,251,338
7.5% 6/1/16		2,160,000	2,106,000
7.625% 1/15/17		2,520,000	2,463,300
11.375% 3/1/18		1,490,000	1,713,500
NCL Corp. Ltd. 9.5% 11/15/18 (g)		1,125,000	1,212,188
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	499,875
yankee:
7.25% 6/15/16		3,985,000	4,283,875
7.5% 10/15/27		3,070,000	3,085,350
Times Square Hotel Trust 8.528% 8/1/26 (g)		636,096	730,838
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,315,400
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,210,000	1,340,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,064,575
			34,126,697
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (g)		775,000	866,063
Fortune Brands, Inc.:
5.375% 1/15/16		1,770,000	1,922,855
5.875% 1/15/36		14,352,000	13,888,875
6.375% 6/15/14		10,434,000	11,636,758
KB Home 7.25% 6/15/18		575,000	543,375
Lennar Corp. 6.95% 6/1/18		1,955,000	1,930,563
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		3,055,000	3,383,413
Standard Pacific Corp.:
8.375% 5/15/18		5,510,000	5,592,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
10.75% 9/15/16		$ 2,370,000	$ 2,761,050
Whirlpool Corp. 6.125% 6/15/11		845,000	846,507
			43,372,109
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.:
9.75% 3/1/18 (g)		785,000	761,450
10.625% 3/15/19 (g)		2,525,000	2,512,375
			3,273,825
Media - 1.7%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,735,200
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	603,071
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,569,600
8.625% 9/15/17		2,915,000	3,272,088
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (g)(m)		2,835,000	3,019,275
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)		8,280,000	8,818,200
Checkout Holding Corp. 0% 11/15/15 (g)		800,000	524,000
Citadel Broadcasting Corp. 7.75% 12/15/18 (g)		2,275,000	2,457,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,574,652
5.15% 3/1/20		435,000	468,187
5.7% 5/15/18		14,629,000	16,386,367
6.4% 3/1/40		4,490,000	4,894,203
6.45% 3/15/37		2,196,000	2,387,059
6.55% 7/1/39		9,000,000	9,949,608
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,753,844
CSC Holdings LLC 8.625% 2/15/19		565,000	648,338
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,516,190
6.35% 6/1/40		6,392,000	6,892,046
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)		3,235,000	3,372,488
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (g)		920,000	924,600
Insight Communications, Inc. 9.375% 7/15/18 (g)		3,750,000	4,200,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (g)		$ 660,000	$ 686,400
NBC Universal, Inc.:
3.65% 4/30/15 (g)		3,514,000	3,694,630
5.15% 4/30/20 (g)		11,614,000	12,355,426
6.4% 4/30/40 (g)		18,278,000	19,859,778
Net Servicos de Comunicacao SA 7.5% 1/27/20		735,000	845,250
News America Holdings, Inc. 7.75% 12/1/45		170,000	207,599
News America, Inc.:
6.15% 3/1/37		2,970,000	3,078,396
6.15% 2/15/41 (g)		6,300,000	6,462,521
6.2% 12/15/34		5,330,000	5,535,647
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17		2,140,000	2,321,900
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18 (g)		2,770,000	2,977,750
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (g)		2,915,000	3,031,600
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,173,120
7.75% 3/15/16		2,485,000	2,571,975
QVC, Inc. 7.125% 4/15/17 (g)		1,330,000	1,416,450
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,196,663
5.85% 5/1/17		7,607,000	8,511,617
6.2% 7/1/13		2,898,000	3,187,189
6.75% 7/1/18		13,763,000	15,999,942
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,213,674
5.875% 11/15/16		368,000	421,261
6.2% 3/15/40		10,492,000	10,931,720
6.5% 11/15/36		9,243,000	9,962,170
Univision Communications, Inc. 6.875% 5/15/19 (g)		1,300,000	1,300,000
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,150,046
6.75% 10/5/37		1,460,000	1,649,162
			223,707,902
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (g)		3,775,000	3,473,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		$ 2,040,000	$ 2,136,900
J. Crew Group, Inc. 8.125% 3/1/19 (g)		1,150,000	1,112,625
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)		1,830,000	1,958,100
RadioShack Corp. 6.75% 5/15/19 (g)		1,995,000	1,997,594
Staples, Inc. 7.375% 10/1/12		554,000	594,995
Toys 'R' Us, Inc. 7.375% 9/1/16 (g)		1,200,000	1,245,000
			9,045,214
TOTAL CONSUMER DISCRETIONARY			336,904,587
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,652,764
5.375% 11/15/14		1,207,000	1,351,548
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	232,875
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,110,635
FBG Finance Ltd. 5.125% 6/15/15 (g)		3,662,000	4,000,929
Pernod-Ricard SA 5.75% 4/7/21 (g)		2,220,000	2,347,690
			17,696,441
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		155,000	130,588
8% 5/1/31		1,225,000	1,071,875
BFF International Ltd. 7.25% 1/28/20 (g)		700,000	768,250
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		1,140,000	1,182,750
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		1,930,000	1,997,550
CVS Caremark Corp.:
4.125% 5/15/21		11,875,000	11,679,573
6.302% 6/1/37 (m)		2,088,000	2,067,120
SUPERVALU, Inc. 8% 5/1/16		865,000	897,438
Tops Markets LLC 10.125% 10/15/15		2,550,000	2,747,625
			22,542,769
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (g)		9,457,000	10,943,640
Gruma SAB de CV 7.75%		885,000	887,213
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20		$ 10,631,000	$ 11,636,905
5.625% 11/1/11		588,000	599,979
6.125% 2/1/18		10,623,000	12,221,241
6.5% 8/11/17		10,238,000	12,023,098
6.75% 2/19/14		540,000	613,436
Sigma Alimentos SA de CV 5.625% 4/14/18 (g)		535,000	545,031
			49,470,543
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18 (g)		2,065,000	2,219,875
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	380,310
9.7% 11/10/18		23,631,000	31,558,279
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,055,914
5.65% 5/16/18		7,161,000	8,163,153
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,350,025
7.25% 6/15/37		5,056,000	5,652,563
			60,160,244
TOTAL CONSUMER STAPLES			152,089,872
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (g)		1,570,000	1,624,950
DCP Midstream LLC 5.35% 3/15/20 (g)		8,816,000	9,418,759
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,326,071
6.5% 4/1/20		738,000	847,279
Expro Finance Luxembourg SCA 8.5% 12/15/16 (g)		3,230,000	3,149,250
Exterran Holdings, Inc. 7.25% 12/1/18 (g)		2,250,000	2,317,500
Forbes Energy Services Ltd. 9% 6/15/19 (g)		695,000	696,738
Noble Holding International Ltd. 3.45% 8/1/15		632,000	656,640
Oil States International, Inc. 6.5% 6/1/19 (g)		710,000	714,473
Precision Drilling Corp. 6.625% 11/15/20 (g)		1,890,000	1,956,150
Unit Corp. 6.625% 5/15/21		810,000	818,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13		$ 2,173,000	$ 2,327,042
5.15% 3/15/13		2,840,000	3,016,767
			38,869,719
Oil, Gas & Consumable Fuels - 2.8%
Adaro Indonesia PT 7.625% 10/22/19 (g)		1,165,000	1,294,606
Afren PLC 11.5% 2/1/16 (g)		795,000	876,488
Alpha Natural Resources, Inc.:
6% 6/1/19		1,225,000	1,235,719
6.25% 6/1/21		835,000	849,613
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	548,037
6.375% 9/15/17		19,790,000	22,754,126
Antero Resources Finance Corp. 9.375% 12/1/17		2,915,000	3,177,350
BW Group Ltd. 6.625% 6/28/17 (g)		3,688,000	3,727,676
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,986,251
5.7% 5/15/17		16,295,000	18,773,649
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,104,420
5.75% 2/1/19		2,930,000	3,414,889
CONSOL Energy, Inc.:
8% 4/1/17		2,320,000	2,534,600
8.25% 4/1/20		650,000	716,625
Denbury Resources, Inc. 6.375% 8/15/21		1,710,000	1,731,375
Drummond Co., Inc.:
7.375% 2/15/16		5,865,000	5,982,300
9% 10/15/14 (g)		2,555,000	2,701,913
DTEK Finance BV 9.5% 4/28/15 (g)		500,000	538,100
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,082,183
Duke Energy Field Services:
5.375% 10/15/15 (g)		1,524,000	1,698,259
6.45% 11/3/36 (g)		1,801,000	1,929,235
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,330,333
EnCana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	4,030,353
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,327,400
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	539,028
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP: - continued
5.65% 4/1/13		$ 697,000	$ 751,425
Frontier Oil Corp.:
6.875% 11/15/18		485,000	506,825
8.5% 9/15/16		1,950,000	2,110,875
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)		4,818,000	5,030,715
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)		221,000	261,909
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		850,000	906,844
7% 5/5/20 (g)		1,380,000	1,545,600
8.375% 7/2/13 (g)		1,420,000	1,577,975
9.125% 7/2/18 (g)		1,855,000	2,300,200
11.75% 1/23/15 (g)		1,860,000	2,343,600
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (g)		990,000	982,575
7.75% 2/1/21 (g)		1,950,000	2,047,500
8.625% 4/15/20		2,685,000	2,940,075
Marathon Petroleum Corp. 5.125% 3/1/21 (g)		6,178,000	6,444,488
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)		10,834,000	11,918,646
Motiva Enterprises LLC:
5.75% 1/15/20 (g)		4,187,000	4,716,806
6.85% 1/15/40 (g)		13,582,000	16,186,674
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,450,000	1,592,825
Nakilat, Inc. 6.067% 12/31/33 (g)		1,975,000	2,004,625
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,245,006
5.875% 3/10/35		240,000	235,754
6.2% 7/30/19		603,000	685,894
6.4% 5/15/37		13,102,000	13,549,407
NGPL PipeCo LLC 6.514% 12/15/12 (g)		10,209,000	10,765,391
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		555,000	568,875
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	423,750
8.125% 3/30/18		2,530,000	2,466,750
Pacific Rubiales Energy Corp. 8.75% 11/10/16		1,093,000	1,246,020
Pan American Energy LLC 7.875% 5/7/21 (g)		4,020,000	4,261,200
Pemex Project Funding Master Trust 6.625% 6/15/35		945,000	973,350
Pertamina Persero PT:
5.25% 5/23/21 (g)		815,000	808,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pertamina Persero PT: - continued
6.5% 5/27/41 (g)		$ 595,000	$ 589,050
Petro-Canada:
6.05% 5/15/18		3,850,000	4,419,735
6.8% 5/15/38		8,950,000	10,441,526
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,430,004
5.75% 1/20/20		16,941,000	17,967,930
6.875% 1/20/40		7,392,000	8,020,320
7.875% 3/15/19		10,517,000	12,689,286
8.375% 12/10/18		420,000	514,728
Petrohawk Energy Corp.:
6.25% 6/1/19 (g)		1,840,000	1,826,200
7.25% 8/15/18		4,420,000	4,635,475
7.875% 6/1/15		1,485,000	1,566,675
Petroleos de Venezuela SA:
4.9% 10/28/14		1,850,000	1,364,375
5.25% 4/12/17		1,385,000	841,388
5.375% 4/12/27		5,310,000	2,535,525
5.5% 4/12/37		2,670,000	1,248,225
8% 11/17/13 (g)		430,000	394,095
8.5% 11/2/17 (g)		1,480,000	1,058,200
12.75% 2/17/22 (g)		3,580,000	2,783,450
Petroleos Mexicanos:
5.5% 1/21/21		500,000	520,000
6% 3/5/20		1,108,000	1,200,518
6.625% (g)(h)		1,775,000	1,782,100
8% 5/3/19		420,000	514,500
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		957,917	979,470
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	5,019,450
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,185,580
4.25% 9/1/12		485,000	503,553
5% 2/1/21		3,410,000	3,547,563
6.125% 1/15/17		6,185,000	6,987,584
Plains Exploration & Production Co. 10% 3/1/16		1,340,000	1,507,500
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,915,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc.: - continued
11.75% 1/1/16		$ 2,255,000	$ 2,610,163
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)		2,235,000	2,450,119
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)		4,773,000	4,951,988
5.5% 9/30/14 (g)		6,670,000	7,270,300
5.832% 9/30/16 (g)		1,407,838	1,534,543
6.332% 9/30/27 (g)		1,840,000	1,975,866
6.75% 9/30/19 (g)		4,366,000	5,009,985
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)		3,392,000	3,649,086
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,085,650
Southeast Supply Header LLC 4.85% 8/15/14 (g)		367,000	392,260
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	337,602
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	12,863,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (g)		685,000	674,725
7.875% 10/15/18 (g)		2,205,000	2,293,200
TNK-BP Finance SA 7.5% 7/18/16		890,000	1,010,862
Venoco, Inc. 8.875% 2/15/19 (g)		1,745,000	1,762,450
Western Gas Partners LP 5.375% 6/1/21		11,663,000	12,059,309
XTO Energy, Inc.:
4.9% 2/1/14		267,000	293,762
5% 1/31/15		1,749,000	1,962,305
5.65% 4/1/16		1,200,000	1,397,570
YPF SA 10% 11/2/28		750,000	870,000
			386,729,539
TOTAL ENERGY			425,599,258
FINANCIALS - 9.7%
Capital Markets - 1.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,862,626
BlackRock, Inc. 4.25% 5/24/21		5,000,000	4,988,445
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		2,020,000	2,161,400
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	10,523,864
5.625% 1/15/17		3,200,000	3,437,770
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18		$ 4,975,000	$ 5,389,636
6% 6/15/20		2,000,000	2,149,342
6.15% 4/1/18		5,405,000	5,926,226
6.25% 2/1/41		8,605,000	8,697,237
6.75% 10/1/37		9,643,000	9,689,161
Janus Capital Group, Inc. 5.875% 9/15/11 (e)		3,067,000	3,094,572
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	18,360,982
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,573,841
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,391,379
7.125% 5/15/15		1,717,000	1,934,913
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		13,533,000	14,407,949
6.4% 8/28/17		7,843,000	8,801,070
6.875% 4/25/18		8,013,000	9,131,807
Morgan Stanley:
4% 7/24/15		9,153,000	9,477,803
4.75% 4/1/14		5,820,000	6,136,369
5.625% 9/23/19		12,714,000	13,273,147
5.95% 12/28/17		5,186,000	5,689,659
6% 5/13/14		14,113,000	15,493,251
6% 4/28/15		1,414,000	1,569,093
6.625% 4/1/18		16,118,000	18,143,420
			193,304,962
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		1,140,000	1,273,950
Akbank T.A.S. 5.125% 7/22/15 (g)		865,000	866,081
Banco Bradesco SA 5.9% 1/16/21 (g)		620,000	615,350
Banco de Credito del Peru:
4.75% 3/16/16 (g)		875,000	864,063
5.375% 9/16/20 (g)		960,000	919,200
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (g)		500,000	490,000
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (g)		520,000	538,850
Banco Votorantim SA 5.25% 2/11/16 (g)		835,000	843,350
BanColombia SA:
4.25% 1/12/16 (g)		515,000	515,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BanColombia SA: - continued
5.95% 6/3/21 (g)		$ 575,000	$ 577,875
6.125% 7/26/20		515,000	518,863
Bank of America NA:
5.3% 3/15/17		4,209,000	4,450,453
6.1% 6/15/17		382,000	420,414
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,330,000	2,382,425
Bbva Bancomer SA 4.5% 3/10/16 (g)		550,000	551,375
BBVA Paraguay SA 9.75% 2/11/16 (g)		1,145,000	1,250,913
CIT Group, Inc.:
7% 5/1/14		897,359	910,820
7% 5/1/15		3,689,117	3,716,785
7% 5/1/16		2,651,861	2,658,491
7% 5/1/17		3,534,604	3,543,441
Credit Suisse New York Branch 6% 2/15/18		16,785,000	18,475,333
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (g)(m)		4,686,000	4,627,425
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (g)		495,000	520,988
Development Bank of Philippines:
5.5% 3/25/21		510,000	503,625
8.375% (h)(m)		1,655,000	1,837,050
Discover Bank 8.7% 11/18/19		12,480,000	15,570,797
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		595,000	583,100
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,340,000	5,380,050
Export-Import Bank of Korea:
5.25% 2/10/14 (g)		565,000	607,926
5.5% 10/17/12		2,813,000	2,959,090
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	6,089,419
4.5% 6/1/18		798,000	796,481
8.25% 3/1/38		4,667,000	5,821,578
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,412,655
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)		6,016,000	5,970,880
HBOS PLC 6.75% 5/21/18 (g)		6,067,000	6,123,023
HSBK (Europe) BV:
7.25% 5/3/17 (g)		510,000	527,850
9.25% 10/16/13 (g)		1,670,000	1,837,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20		$ 2,851,000	$ 3,286,402
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,719,251
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (g)		510,000	522,750
KeyBank NA:
5.45% 3/3/16		3,939,000	4,301,483
5.8% 7/1/14		9,490,000	10,452,153
6.95% 2/1/28		1,977,000	2,240,327
KeyCorp. 5.1% 3/24/21		5,572,000	5,799,326
Korea Development Bank 4% 9/9/16		525,000	539,648
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (m)		720,797	720,938
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,883,503
5% 1/17/17		7,056,000	7,677,676
5.25% 9/4/12		3,162,000	3,290,776
Regions Bank:
6.45% 6/26/37		10,658,000	9,952,440
7.5% 5/15/18		8,822,000	9,548,007
Regions Financial Corp.:
0.4785% 6/26/12 (m)		338,000	328,735
5.75% 6/15/15		2,005,000	2,050,113
7.75% 11/10/14		6,404,000	7,020,705
RSHB Capital SA:
6% 6/3/21 (g)		555,000	558,469
9% 6/11/14 (g)		405,000	469,152
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (m)		575,000	500,250
SunTrust Banks, Inc. 3.6% 4/15/16		9,501,000	9,727,637
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		1,335,000	1,228,200
Trade & Development Bank of Mong LLC 8.5% 10/25/13		555,000	577,200
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (g)(m)		545,000	547,044
6.25% 4/20/21 (g)		850,000	834,063
Turkiye Is Bankasi AS 5.1% 2/1/16 (g)		910,000	905,450
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)		2,162,000	2,166,873
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13		$ 826,000	$ 892,044
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,625,000	1,803,750
Wachovia Bank NA:
4.8% 11/1/14		372,000	403,446
4.875% 2/1/15		1,756,000	1,902,048
6.6% 1/15/38		9,000,000	10,384,920
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,734,832
5.75% 6/15/17		2,933,000	3,331,765
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,220,203
3.676% 6/15/16		4,301,000	4,469,453
3.75% 10/1/14		4,016,000	4,275,257
			248,818,258
Consumer Finance - 1.0%
Ally Financial, Inc.:
3.4658% 2/11/14 (m)		2,895,000	2,887,763
4.5% 2/11/14		2,770,000	2,776,925
6.25% 12/1/17 (g)		2,735,000	2,782,863
7.5% 9/15/20		1,555,000	1,675,606
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,327,371
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,663,688
10.25% 7/15/19		11,672,000	15,564,344
Ford Motor Credit Co. LLC:
5% 5/15/18		2,120,000	2,093,500
12% 5/15/15		3,440,000	4,377,400
General Electric Capital Corp.:
2.25% 11/9/15		314,000	309,729
4.625% 1/7/21		8,600,000	8,726,712
5.625% 9/15/17		5,858,000	6,547,106
5.625% 5/1/18		25,000,000	27,642,850
5.875% 1/14/38		14,000,000	14,568,064
6.375% 11/15/67 (m)		9,000,000	9,360,000
GMAC LLC 8% 12/31/18		975,000	1,074,938
Household Finance Corp. 6.375% 10/15/11		2,320,000	2,370,680
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 5.9% 6/19/12		$ 578,000	$ 608,109
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,324,563
SLM Corp. 0.5038% 10/25/11 (m)		12,343,000	12,312,809
			135,995,020
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,094,188
Bank of America Corp. 5.75% 12/1/17		26,090,000	28,295,466
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		840,000	865,200
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,089,929
3.625% 5/8/14		711,000	748,079
4.5% 10/1/20		650,000	665,718
4.742% 3/11/21		8,800,000	9,106,302
Capital One Capital V 10.25% 8/15/39		5,267,000	5,602,771
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19		3,335,000	3,401,700
7% 1/15/19 (g)		725,000	735,875
7.25% 10/30/17		3,055,000	3,177,200
7.875% 4/30/18		865,000	916,900
CDW LLC/CDW Finance Corp. 8% 12/15/18 (g)		2,230,000	2,386,100
CIT Group, Inc.:
5.25% 4/1/14 (g)		1,765,000	1,787,063
6.625% 4/1/18 (g)		1,765,000	1,888,550
Citigroup, Inc.:
4.75% 5/19/15		32,881,000	35,277,334
5.5% 4/11/13		13,549,000	14,492,579
6.125% 5/15/18		16,051,000	17,905,934
6.5% 8/19/13		13,174,000	14,483,100
City of Buenos Aires 12.5% 4/6/15 (g)		2,725,000	3,079,250
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (g)		520,000	552,630
General Motors Financial Co., Inc. 6.75% 6/1/18 (g)		1,500,000	1,518,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		4,100,000	4,212,750
8% 1/15/18		3,515,000	3,620,450
ILFC E-Capital Trust II 6.25% 12/21/65 (g)(m)		1,250,000	1,068,750
Indo Energy Finance BV 7% 5/7/18 (g)		525,000	546,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.4% 6/24/15		$ 642,000	$ 663,642
4.25% 10/15/20		10,500,000	10,329,218
4.625% 5/10/21		17,000,000	17,060,775
4.95% 3/25/20		17,148,000	17,880,580
LBI Escrow Corp. 8% 11/1/17 (g)		2,545,000	2,869,488
Myriad International Holding BV 6.375% 7/28/17 (g)		505,000	547,294
NSG Holdings II, LLC 7.75% 12/15/25 (g)		9,115,000	9,069,425
Offshore Group Investment Ltd.:
11.5% 8/1/15		3,155,000	3,470,500
11.5% 8/1/15 (g)		320,000	352,000
ORIX Corp. 5.48% 11/22/11		385,000	392,316
PHH Corp. 9.25% 3/1/16		1,610,000	1,787,100
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)		1,359,000	1,423,201
5.5% 1/15/14 (g)		867,000	933,259
5.7% 4/15/17 (g)		2,115,000	2,218,017
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		815,000	894,463
SB Capital SA 5.4% 3/24/17 (Reg. S)		540,000	561,938
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	320,703
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		778,000	788,698
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,682,501
5.15% 3/15/20		3,761,000	4,034,662
TMK Capital SA:
7.75% 1/27/18		525,000	549,281
10% 7/29/11		1,200,000	1,212,960
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)		4,317,000	4,619,190
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		2,310,000	2,656,500
UPCB Finance III Ltd. 6.625% 7/1/20 (g)		2,270,000	2,264,325
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (g)		605,000	626,175
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(m)		5,435,266	6,418,407
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)		5,755,000	6,013,975
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(m)		1,673,000	1,690,533
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(m)		$ 3,125,000	$ 3,226,563
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		1,535,000	1,653,963
			277,730,220
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,536,176
6.2% 5/16/14		6,893,000	7,839,512
Aon Corp.:
3.125% 5/27/16		5,721,000	5,748,695
3.5% 9/30/15		4,451,000	4,595,925
5% 9/30/20		4,928,000	5,102,170
6.25% 9/30/40		3,160,000	3,402,745
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,560,924
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	607,155
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)		1,859,000	1,951,950
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	208,457
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)		11,772,000	11,571,923
6.5% 3/15/35 (g)		741,000	745,382
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)		4,045,000	5,830,932
MetLife, Inc.:
2.375% 2/6/14		6,865,000	7,006,083
4.75% 2/8/21		4,032,000	4,151,654
5% 6/15/15		1,163,000	1,278,618
5.875% 2/6/41		3,113,000	3,277,516
6.125% 12/1/11		990,000	1,017,347
6.75% 6/1/16		7,610,000	8,989,229
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)		559,000	596,664
5.125% 6/10/14 (g)		6,751,000	7,391,596
Monumental Global Funding II 5.65% 7/14/11 (g)		2,060,000	2,068,650
Monumental Global Funding III 5.5% 4/22/13 (g)		2,746,000	2,930,089
New York Life Insurance Co. 6.75% 11/15/39 (g)		3,590,000	4,253,087
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)		5,682,000	6,277,894
Pacific Life Global Funding 5.15% 4/15/13 (g)		12,118,000	12,887,239
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific Life Insurance Co. 9.25% 6/15/39 (g)		$ 5,674,000	$ 7,739,699
Pacific LifeCorp 6% 2/10/20 (g)		6,323,000	6,924,564
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,355,905
4.75% 9/17/15		11,000,000	11,935,902
5.15% 1/15/13		2,966,000	3,138,025
7.375% 6/15/19		3,230,000	3,873,797
8.875% 6/15/38 (m)		1,915,000	2,326,725
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)		320,000	312,466
Symetra Financial Corp. 6.125% 4/1/16 (g)		6,375,000	6,696,804
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,622,435
Unum Group:
5.625% 9/15/20		5,753,000	6,103,835
7.125% 9/30/16		587,000	683,385
			185,541,154
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	389,991
5.5% 1/15/12		2,071,000	2,129,736
BRE Properties, Inc. 5.5% 3/15/17		661,000	727,440
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,387,550
5.875% 11/30/12		670,000	710,090
Developers Diversified Realty Corp.:
4.75% 4/15/18		4,841,000	4,838,250
5.375% 10/15/12		5,101,000	5,284,294
7.5% 4/1/17		5,574,000	6,475,054
7.875% 9/1/20		323,000	377,760
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,162,511
5.875% 8/15/12		1,017,000	1,070,168
Equity One, Inc.:
6% 9/15/17		890,000	953,121
6.25% 12/15/14		6,140,000	6,733,413
6.25% 1/15/17		494,000	536,197
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	477,152
5.9% 4/1/20		2,504,000	2,781,265
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12		$ 3,658,000	$ 3,846,874
6.2% 1/15/17		620,000	706,349
HMB Capital Trust V 3.9095% 12/15/36 (c)(g)(m)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	962,468
6.25% 6/15/17		1,232,000	1,362,857
6.65% 1/15/18		867,000	978,475
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)		1,760,000	1,775,312
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		1,260,000	1,260,000
7% 1/15/16		3,060,000	3,155,625
Senior Housing Properties Trust:
6.75% 4/15/20		940,000	1,025,496
8.625% 1/15/12		250,000	260,005
UDR, Inc. 5.5% 4/1/14		5,222,000	5,583,968
Washington (REIT):
5.25% 1/15/14		322,000	347,738
5.95% 6/15/11		4,601,000	4,607,552
			64,906,711
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13		2,580,000	2,738,231
Arden Realty LP 5.2% 9/1/11		1,670,000	1,688,751
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,154,902
6.125% 4/15/20		3,429,000	3,708,697
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,652,789
5.75% 4/1/12		2,972,000	3,081,084
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,945,000	2,042,250
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,931,918
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,091,190
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,208,950
5.25% 3/15/21		5,708,000	5,804,397
Duke Realty LP:
5.4% 8/15/14		5,561,000	6,037,072
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.625% 8/15/11		$ 4,450,000	$ 4,489,018
5.95% 2/15/17		1,109,000	1,226,341
6.25% 5/15/13		14,494,000	15,715,076
6.5% 1/15/18		3,795,000	4,313,940
6.75% 3/15/20		10,379,000	11,892,466
8.25% 8/15/19		75,000	92,378
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,981,150
5.25% 9/15/14		1,310,000	1,444,647
5.375% 8/1/16		2,768,000	3,062,612
5.5% 10/1/12		3,690,000	3,902,522
5.75% 6/15/17		11,387,000	12,839,537
Forest City Enterprises, Inc.:
6.5% 2/1/17		250,000	237,500
7.625% 6/1/15		100,000	100,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	673,696
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (g)		150,000	150,750
6% 11/1/20		900,000	900,000
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,872,132
5.125% 3/2/15		1,405,000	1,537,243
5.5% 12/15/16		1,891,000	2,090,170
6.625% 10/1/17		4,835,000	5,625,155
Mack-Cali Realty LP 7.75% 8/15/19		700,000	862,610
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,096,482
Realogy Corp. 7.875% 2/15/19 (g)		2,125,000	2,143,488
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,970,295
Regency Centers LP:
4.95% 4/15/14		611,000	649,527
5.25% 8/1/15		2,133,000	2,324,688
5.875% 6/15/17		1,089,000	1,229,113
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,941,625
Tanger Properties LP:
6.125% 6/1/20		10,268,000	11,515,244
6.15% 11/15/15		1,777,000	1,995,560
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		$ 1,455,000	$ 1,549,575
Ventas Realty LP 6.75% 4/1/17		250,000	265,625
			181,830,396
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
5.875% 1/5/21		10,515,000	11,213,217
6.5% 8/1/16		9,000,000	10,181,601
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,934,320
Wrightwood Capital LLC 10.5% 6/1/14 (c)(g)		100,000	30,000
			30,359,138
TOTAL FINANCIALS			1,318,485,859
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15		613,000	608,717
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. 8.875% 7/15/15		1,860,000	1,918,218
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,890,750
6.3% 8/15/14		3,618,000	3,897,653
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,206,550
6.625% 11/1/20		1,020,000	1,044,276
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,638,060
5.25% 6/15/12		7,157,000	7,464,944
6.25% 6/15/14		2,629,000	2,971,440
HCA, Inc.:
9.125% 11/15/14		3,125,000	3,265,625
9.25% 11/15/16		2,155,000	2,300,463
9.625% 11/15/16 pay-in-kind (m)		4,405,066	4,713,421
HealthSouth Corp. 7.25% 10/1/18		1,695,000	1,800,938
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (g)		2,625,000	2,641,538
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,187,847
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.: - continued
4.125% 9/15/20		$ 7,486,000	$ 7,414,434
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		190,000	194,275
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	168,510
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		4,145,000	4,310,800
8% 2/1/18 (g)		2,330,000	2,423,200
			61,452,942
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (g)		925,000	951,640
10.875% 11/15/14		4,115,000	4,444,200
			5,395,840
Pharmaceuticals - 0.2%
Giant Funding Corp. 8.25% 2/1/18 (g)		1,210,000	1,273,525
Mylan, Inc.:
6% 11/15/18 (g)		2,480,000	2,554,400
7.625% 7/15/17 (g)		1,115,000	1,215,350
7.875% 7/15/20 (g)		375,000	412,500
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,160,518
Roche Holdings, Inc. 5% 3/1/14 (g)		3,781,000	4,153,066
Valeant Pharmaceuticals International:
6.5% 7/15/16 (g)		2,550,000	2,575,500
6.875% 12/1/18 (g)		3,440,000	3,405,600
7% 10/1/20 (g)		255,000	251,175
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	785,125
			19,786,759
TOTAL HEALTH CARE			87,244,258
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)		572,000	616,106
6.375% 6/1/19 (g)		8,071,000	9,282,191
6.4% 12/15/11 (g)		818,000	843,715
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. 6.875% 10/1/20		$ 1,120,000	$ 1,187,200
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (g)		380,000	395,200
7.125% 3/15/21 (g)		380,000	396,150
			12,720,562
Airlines - 0.3%
Air Canada 9.25% 8/1/15 (g)		4,265,000	4,430,056
American Airlines, Inc. 7.5% 3/15/16 (g)		2,575,000	2,542,813
AMR Corp. 9% 8/1/12		485,000	489,850
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		362,860	381,003
6.648% 3/15/19		3,249,044	3,435,864
6.75% 9/15/15 (g)		3,405,000	3,456,075
6.9% 7/2/19		955,751	1,014,339
Continental Airlines, Inc. 9.25% 5/10/17		2,736,965	2,846,443
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,454,400
6.75% 11/23/15		1,515,000	1,454,400
8.021% 8/10/22		1,542,744	1,569,742
8.954% 8/10/14		2,078,321	2,145,867
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		759,696	763,494
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,061,184	1,978,737
8.36% 1/20/19		1,546,419	1,631,472
United Air Lines, Inc.:
9.875% 8/1/13 (g)		707,000	754,723
12% 11/1/13 (g)		995,000	1,072,113
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		821,188	771,917
9.75% 1/15/17		2,214,844	2,527,580
12% 1/15/16 (g)		783,014	865,230
			35,586,118
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (g)		1,710,000	1,718,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Building Materials Corp. of America: - continued
6.875% 8/15/18 (g)		$ 2,550,000	$ 2,607,375
Griffon Corp. 7.125% 4/1/18 (g)		3,695,000	3,768,900
			8,094,825
Commercial Services & Supplies - 0.1%
ARAMARK Corp. 3.7733% 2/1/15 (m)		5,440,000	5,412,800
Covanta Holding Corp. 7.25% 12/1/20		1,190,000	1,278,581
International Lease Finance Corp.:
6.5% 9/1/14 (g)		1,620,000	1,737,450
6.75% 9/1/16 (g)		1,620,000	1,753,650
8.625% 9/15/15		2,745,000	3,040,088
8.75% 3/15/17		2,265,000	2,553,788
8.875% 9/1/17		2,225,000	2,542,063
			18,318,420
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (g)		2,535,000	2,693,438
Odebrecht Finance Ltd.:
6% 4/5/23 (g)		535,000	538,478
7% 4/21/20 (g)		460,000	504,850
			3,736,766
Electrical Equipment - 0.0%
Sensata Technologies BV 6.5% 5/15/19 (g)		2,060,000	2,078,025
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,935,807
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17		260,000	267,800
8.625% 11/1/17 (g)		550,000	566,500
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,020,000	1,091,400
SCF Capital Ltd. 5.375% 10/27/17 (g)		480,000	480,000
			2,405,700
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (g)		1,145,000	1,159,313
FTI Consulting, Inc. 6.75% 10/1/20 (g)		2,515,000	2,540,150
			3,699,463
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		$ 1,202,000	$ 1,223,035
7.75% 5/15/16		1,935,000	1,990,535
Georgian Railway Ltd. 9.875% 7/22/15		475,000	529,625
Hertz Corp.:
6.75% 4/15/19 (g)		1,315,000	1,328,150
7.5% 10/15/18 (g)		6,965,000	7,208,775
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (g)		225,000	226,125
6.625% 12/15/20 (g)		515,000	538,175
12.5% 4/1/16		1,335,000	1,615,350
Swift Services Holdings, Inc. 10% 11/15/18 (g)		1,915,000	2,125,650
			16,785,420
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		1,575,000	1,771,875
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		794,970	866,517
TOTAL INDUSTRIALS			125,999,498
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,670,000	1,726,363
10.125% 11/1/15 pay-in-kind (m)		1,660,000	1,724,325
CommScope, Inc. 8.25% 1/15/19 (g)		1,310,000	1,375,500
EH Holding Corp. 6.5% 6/15/19 (g)		1,725,000	1,748,719
Lucent Technologies, Inc.:
6.45% 3/15/29		3,605,000	3,307,588
6.5% 1/15/28		1,240,000	1,137,700
			11,020,195
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (g)		2,855,000	2,883,550
Seagate HDD Cayman 7% 11/1/21 (g)		1,270,000	1,285,875
			4,169,425
Electronic Equipment & Components - 0.1%
Sanmina-SCI Corp. 7% 5/15/19 (g)		4,090,000	3,972,617
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 3,835,000	$ 4,242,833
6% 10/1/12		4,835,000	5,148,671
6.55% 10/1/17		1,383,000	1,640,494
			15,004,615
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,751,375
IT Services - 0.1%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		800,000	880,000
7.875% 7/15/20		1,070,000	1,179,675
First Data Corp.:
9.875% 9/24/15		1,485,000	1,533,263
11.25% 3/31/16		2,785,000	2,791,963
SunGard Data Systems, Inc.:
7.375% 11/15/18		1,095,000	1,122,375
10.25% 8/15/15		1,765,000	1,835,600
			9,342,876
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	393,871
5.5% 5/15/12		1,998,000	2,085,419
			2,479,290
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		3,190,000	3,341,525
Amkor Technology, Inc.:
6.625% 6/1/21 (g)		1,405,000	1,390,950
7.375% 5/1/18		2,060,000	2,152,700
Spansion LLC 7.875% 11/15/17 (g)		3,465,000	3,586,275
STATS ChipPAC Ltd. 7.5% 8/12/15 (g)		550,000	596,750
			11,068,200
TOTAL INFORMATION TECHNOLOGY			55,835,976
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - 0.8%
Chemicals - 0.4%
Braskem Finance Ltd.:
5.75% 4/15/21 (g)		$ 515,000	$ 518,863
7% 5/7/20 (g)		460,000	502,550
Celanese US Holdings LLC:
5.875% 6/15/21		515,000	526,588
6.625% 10/15/18		1,935,000	2,041,425
Dow Chemical Co.:
4.85% 8/15/12		11,805,000	12,343,426
7.6% 5/15/14		16,974,000	19,791,022
Ineos Finance PLC 9% 5/15/15 (g)		1,715,000	1,856,488
INEOS Group Holdings PLC 8.5% 2/15/16 (g)		735,000	756,131
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (g)		1,470,000	1,514,100
7% 10/1/18 (g)		1,865,000	1,902,300
Lyondell Chemical Co. 11% 5/1/18		2,595,000	2,922,619
NOVA Chemicals Corp.:
3.542% 11/15/13 (m)		2,720,000	2,699,600
8.375% 11/1/16		1,285,000	1,434,381
			48,809,493
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,538,555
Metals & Mining - 0.4%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		460,000	529,575
7.75% 11/3/20 (g)		700,000	766,500
Anglo American Capital PLC 9.375% 4/8/14 (g)		6,817,000	8,249,620
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,956,714
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,052,236
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)		490,000	507,150
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)		2,002,000	2,143,121
CSN Islands XII Corp. 7% (Reg. S) (h)		1,880,000	1,851,800
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	4,059,000
Essar Steel Algoma, Inc. 9.375% 3/15/15 (g)		2,990,000	3,023,638
Evraz Group SA:
8.25% 11/10/15 (g)		505,000	564,338
9.5% 4/24/18 (Reg. S)		780,000	902,850
Ferrexpo Finance PLC 7.875% 4/7/16 (g)		825,000	847,688
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6.875% 2/1/18 (g)		$ 770,000	$ 795,025
7% 11/1/15 (g)		490,000	510,188
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		1,845,000	1,904,963
McJunkin Red Man Corp. 9.5% 12/15/16 (g)		3,915,000	4,032,450
Metinvest BV 10.25% 5/20/15 (g)		810,000	908,172
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		830,000	879,800
Severstal Columbus LLC 10.25% 2/15/18		3,790,000	4,225,850
Southern Copper Corp. 6.75% 4/16/40		1,890,000	1,915,515
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,776,500
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,403,060
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,382,035
Vedanta Resources PLC:
6.75% 6/7/16 (g)		2,740,000	2,740,000
8.25% 6/7/21 (g)		1,400,000	1,405,250
Votorantim Cimentos SA 7.25% 4/5/41 (g)		515,000	509,850
			58,842,888
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (g)		555,000	510,600
TOTAL MATERIALS			110,701,536
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,410,000	1,628,550
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,765,407
5.35% 9/1/40		10,000,000	9,537,860
6.3% 1/15/38		10,671,000	11,411,909
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	931,520
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,078,639
7.6% 9/15/39		7,560,000	7,732,338
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)		3,720,000	4,082,700
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,682,042
8.125% 10/1/18		2,340,000	2,579,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Frontier Communications Corp.: - continued
8.25% 4/15/17		$ 2,270,000	$ 2,497,000
Global Crossing Ltd. 9% 11/15/19 (g)		1,820,000	2,224,950
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		485,000	535,925
Intelsat Ltd. 11.25% 6/15/16		1,635,000	1,733,100
Intelsat Luxembourg SA:
11.25% 2/4/17		1,215,000	1,313,719
11.5% 2/4/17 pay-in-kind (m)		7,388,205	8,071,614
12.5% 2/4/17 pay-in-kind (g)(m)		1,860,000	2,008,800
Sprint Capital Corp. 6.875% 11/15/28		11,175,000	10,853,160
Telecom Italia Capital SA:
4.95% 9/30/14		4,001,000	4,236,615
5.25% 10/1/15		1,177,000	1,247,441
6.999% 6/4/18		1,793,000	2,007,968
7.175% 6/18/19		521,000	591,499
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	10,749,149
5.462% 2/16/21		6,967,000	7,237,577
6.421% 6/20/16		1,162,000	1,315,582
Telemar Norte Leste SA 5.5% 10/23/20 (g)		530,000	519,400
U.S. West Communications 7.5% 6/15/23		3,760,000	3,731,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,916,122
6.25% 4/1/37		2,348,000	2,543,027
6.9% 4/15/38		6,295,000	7,360,800
Verizon New York, Inc. 6.875% 4/1/12		3,309,000	3,476,885
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)		1,155,000	1,227,188
11.75% 7/15/17 (g)		4,535,000	5,271,938
			140,102,074
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 3.625% 3/30/15		731,000	769,052
Cleveland Unlimited, Inc. 14.5% 12/15/49 (c)(g)(m)		1,260,000	882,000
Digicel Group Ltd.:
8.25% 9/1/17 (g)		2,595,000	2,744,213
8.875% 1/15/15 (g)		4,030,000	4,160,975
9.125% 1/15/15 pay-in-kind (g)(m)		3,070,000	3,181,288
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		$ 10,517,000	$ 11,524,539
5.875% 10/1/19		11,944,000	13,352,914
6.35% 3/15/40		3,541,000	3,803,813
MetroPCS Wireless, Inc. 7.875% 9/1/18		1,935,000	2,082,447
MTS International Funding Ltd. 8.625% 6/22/20 (g)		1,055,000	1,207,975
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,594,088
6.875% 10/31/13		9,105,000	9,184,669
7.375% 8/1/15		4,995,000	5,026,219
NII Capital Corp.:
7.625% 4/1/21		390,000	412,425
8.875% 12/15/19		1,855,000	2,054,413
10% 8/15/16		2,045,000	2,346,638
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		3,140,000	3,259,320
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		2,970,000	2,940,300
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,815,013
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		1,545,000	1,622,250
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		820,000	893,800
VIP Finance Ireland Ltd. 7.748% 2/2/21 (g)		600,000	634,800
Vodafone Group PLC:
5% 12/16/13		2,864,000	3,124,126
5.5% 6/15/11		2,760,000	2,764,587
			90,381,864
TOTAL TELECOMMUNICATION SERVICES			230,483,938
UTILITIES - 2.0%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20		5,927,000	5,775,091
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,582,273
AmerenUE 6.4% 6/15/17		2,491,000	2,904,660
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,106,758
Commonwealth Edison Co. 1.625% 1/15/14		8,924,000	8,993,277
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)		6,483,000	6,557,788
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (g)		$ 16,215,000	$ 17,020,334
Edison International 3.75% 9/15/17		6,674,000	6,734,066
EDP Finance BV:
4.9% 10/1/19 (g)		6,700,000	6,037,504
6% 2/2/18 (g)		6,852,000	6,667,626
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		470,000	478,225
Enel Finance International SA 5.7% 1/15/13 (g)		206,000	219,439
FirstEnergy Corp. 7.375% 11/15/31		10,693,000	12,432,366
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,607,226
6.05% 8/15/21		7,889,000	8,675,005
Intergen NV 9% 6/30/17 (g)		5,270,000	5,678,425
IPALCO Enterprises, Inc. 5% 5/1/18 (g)		895,000	906,993
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)		7,369,000	7,180,906
3.75% 11/15/20 (g)		1,450,000	1,382,930
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,115,000	1,293,400
7.75% 1/20/20 (g)		850,000	993,438
8% 8/7/19 (g)		635,000	748,506
Mirant Americas Generation LLC:
8.5% 10/1/21		4,065,000	4,197,113
9.125% 5/1/31		3,775,000	3,850,500
National Power Corp. 6.875% 11/2/16 (g)		540,000	617,625
Nevada Power Co.:
6.5% 5/15/18		790,000	926,457
6.5% 8/1/18		388,000	455,453
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,362,863
Otter Tail Corp. 9% 12/15/16		2,410,000	2,663,050
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	854,748
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,093,376
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,390,020
6% 12/1/39		7,150,000	7,786,901
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13		$ 1,945,000	$ 2,117,730
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (g)		1,055,000	1,068,188
			154,360,260
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	709,888
Southern Natural Gas Co. 5.9% 4/1/17 (g)		442,000	506,536
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		1,515,000	1,469,550
			2,685,974
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15		2,345,000	2,538,463
8% 10/15/17		2,575,000	2,768,125
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,853,388
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	16,229,868
5.35% 1/15/14		1,528,000	1,661,014
GenOn Energy, Inc.:
9.5% 10/15/18		1,685,000	1,773,463
9.875% 10/15/20		1,625,000	1,714,375
Kinder Morgan Finance Co. LLC 6% 1/15/18 (g)		3,030,000	3,170,138
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		720,000	841,500
7.39% 12/2/24 (g)		750,000	875,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,858,707
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,360,000
			50,644,666
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,108,723
Dominion Resources, Inc.:
6.3% 9/30/66 (m)		5,689,000	5,632,110
7.5% 6/30/66 (m)		10,345,000	10,965,700
DTE Energy Co. 7.05% 6/1/11		1,227,000	1,227,000
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,732,512
6.5% 9/15/37		7,097,000	8,202,138
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16		$ 1,589,000	$ 1,834,796
NiSource Finance Corp.:
5.25% 9/15/17		843,000	922,118
5.4% 7/15/14		1,680,000	1,853,730
5.45% 9/15/20		854,000	914,752
6.25% 12/15/40		2,345,000	2,494,215
6.4% 3/15/18		1,654,000	1,897,669
6.8% 1/15/19		6,774,000	7,919,673
Puget Energy, Inc. 6.5% 12/15/20 (g)		2,275,000	2,371,688
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,908,250
			57,985,074
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (g)		485,000	495,913
TOTAL UTILITIES			266,171,887
TOTAL NONCONVERTIBLE BONDS			3,109,516,669
TOTAL CORPORATE BONDS (Cost $2,841,295,539)			3,110,019,915
U.S. Government and Government Agency Obligations - 28.5%

U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.375% 12/28/12		10,710,000	10,714,081
0.75% 2/26/13		995,000	1,000,441
1.125% 6/27/14		7,751,000	7,790,026
1.25% 8/20/13		24,381,000	24,713,898
1.25% 2/27/14		9,672,000	9,780,829
5% 2/16/12		1,090,000	1,126,410
Federal Home Loan Bank 1.625% 3/20/13		23,140,000	23,627,953
Freddie Mac:
0.75% 3/28/13		26,478,000	26,616,718
1.125% 7/27/12		230,000	232,076
1.375% 2/25/14		37,623,000	38,138,661
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.75% 6/15/12		$ 505,000	$ 512,756
1.75% 9/10/15		40,525,000	40,892,886
2.125% 3/23/12		75,000	76,128
5.25% 7/18/11		10,730,000	10,802,825
Tennessee Valley Authority 5.375% 4/1/56		385,000	428,057
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			196,453,745
U.S. Treasury Inflation Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		72,877,726	78,618,591
2.125% 2/15/41		7,171,443	7,721,835
2.5% 1/15/29		20,810,200	24,134,584
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		172,495,959	178,561,654
1.375% 1/15/20		152,429,479	163,125,670
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			452,162,334
U.S. Treasury Obligations - 23.8%
U.S. Treasury Bonds:
3.875% 8/15/40		9,721,000	9,149,891
4.75% 2/15/41		430,435,000	469,981,154
U.S. Treasury Notes:
1% 5/15/14 (f)		165,324,000	166,421,751
1.25% 8/31/15		8,979,000	8,943,928
1.75% 5/31/16		439,071,000	440,375,041
1.875% 9/30/17		2,458,000	2,413,449
2.375% 9/30/14		171,534,000	179,668,485
2.375% 2/28/15 (r)		397,235,000	415,607,119
2.375% 5/31/18		87,205,000	87,191,047
2.5% 3/31/15		100,000,000	105,094,000
2.5% 4/30/15		100,000,000	105,031,200
2.625% 7/31/14		316,140,000	333,626,336
2.625% 12/31/14 (r)		329,010,000	347,414,161
3.125% 4/30/17		87,265,000	92,691,836
3.125% 5/15/21		7,983,000	8,032,894
3.25% 3/31/17		80,260,000	85,878,200
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 2/15/20		$ 26,742,000	$ 28,473,972
3.625% 2/15/21		333,160,000	350,338,396
TOTAL U.S. TREASURY OBLIGATIONS			3,236,332,860
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,769,023,696)			3,884,948,939
U.S. Government Agency - Mortgage Securities - 9.7%

Fannie Mae - 7.3%
2.291% 10/1/33 (m)		979,629	1,016,609
2.549% 2/1/36 (m)		1,034,663	1,084,828
2.589% 6/1/36 (m)		161,198	168,268
2.7% 12/1/35 (m)		588,547	618,037
3.472% 3/1/40 (m)		8,730,999	9,164,773
3.5% 11/1/25 to 11/1/40		46,836,361	46,650,421
3.533% 7/1/37 (m)		422,946	444,414
3.692% 5/1/40 (m)		4,826,579	5,087,653
3.697% 5/1/40 (m)		5,767,654	6,081,449
3.744% 1/1/40 (m)		4,538,916	4,790,249
3.793% 6/1/40 (m)		5,070,247	5,350,297
3.972% 11/1/39 (m)		4,389,636	4,651,675
4% 2/1/35 to 4/1/41		40,410,195	40,767,024
4% 6/1/41 (i)		54,000,000	54,375,737
4.5% 6/1/24 to 5/1/41		312,686,122	325,392,736
4.5% 6/1/26 (i)		7,000,000	7,421,373
5% 5/1/19 to 9/1/40		174,200,399	186,291,638
5% 6/1/41 (i)(j)		54,000,000	57,481,024
5% 6/1/41 (i)(j)		4,000,000	4,257,854
5.5% 3/1/18 to 3/1/39		68,267,696	74,263,486
6% 1/1/21 to 2/1/40		92,887,890	102,239,361
6% 6/1/41 (i)(j)		10,000,000	11,001,696
6% 6/1/41 (i)		13,500,000	14,852,290
6% 6/1/41 (i)(j)		10,200,000	11,221,730
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6% 6/1/41 (i)(j)		$ 16,000,000	$ 17,602,714
6.5% 11/1/35		426,219	481,710
TOTAL FANNIE MAE			992,759,046
Freddie Mac - 1.3%
3.281% 10/1/35 (m)		233,509	248,906
3.801% 4/1/40 (m)		4,761,585	5,003,683
4.5% 7/1/25 to 4/1/41		14,535,554	15,184,928
4.5% 6/1/41 (i)		42,900,000	44,513,276
5% 4/1/38 to 9/1/40		39,720,446	42,343,458
5.5% 11/1/17 to 7/1/40		46,808,295	50,773,358
5.5% 6/1/41 (i)		5,200,000	5,631,321
6% 7/1/37 to 8/1/37		6,472,392	7,132,665
TOTAL FREDDIE MAC			170,831,595
Ginnie Mae - 1.1%
4% 1/15/25 to 10/20/25		49,755,598	52,548,067
4.5% 3/15/41		7,973,637	8,449,782
4.5% 6/1/41 (i)		36,000,000	38,063,956
4.5% 6/1/41 (i)(j)		28,000,000	29,605,299
5% 6/1/41 (i)		9,000,000	9,746,108
5% 6/1/41 (i)		4,000,000	4,331,604
5% 6/1/41 (i)		8,000,000	8,663,207
TOTAL GINNIE MAE			151,408,023
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,297,190,765)			1,314,998,664
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (m)		1,586,327	1,110,956
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (m)		35,459	35,147
Class M2, 1.844% 3/25/34 (m)		483,000	388,516
Series 2005-HE2 Class M2, 0.644% 4/25/35 (m)		154,580	148,842
Series 2006-OP1 Class M4, 0.564% 4/25/36 (m)		144,206	588
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14		$ 642,000	$ 6,420
Series 2007-D1 Class D, 1.5958% 1/22/13 (g)(m)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.698% 6/15/32 (g)(m)		4,310,611	1,982,881
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (g)		4,310,000	4,352,126
Class A4, 3% 10/15/15 (g)		4,280,000	4,423,899
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,063,904
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,526,260
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)		8,910,000	9,179,429
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,025,721
Series 2011-3 Class A2, 1.87% 5/15/16		8,490,000	8,510,196
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,555,033
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,147,447
Class E, 6.96% 3/8/16 (g)		2,052,284	2,098,406
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (m)		90,641	72,839
Series 2004-R2 Class M3, 0.744% 4/25/34 (m)		133,684	38,290
Series 2005-R2 Class M1, 0.644% 4/25/35 (m)		2,064,696	1,781,868
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		123,000	117,196
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5553% 3/23/19 (g)(m)		205,544	187,045
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (m)		47,932	36,638
Series 2004-W11 Class M2, 0.894% 11/25/34 (m)		561,149	482,531
Series 2004-W7 Class M1, 0.744% 5/25/34 (m)		1,542,998	1,172,605
Series 2006-W4 Class A2C, 0.354% 5/25/36 (m)		1,378,069	421,368
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (m)		2,668,736	2,138,622
Series 2006-HE2 Class M1, 0.564% 3/25/36 (m)		210,387	3,318
Axon Financial Funding Ltd. 0.873% 4/4/17 (c)(g)(m)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (g)		4,809,738	4,845,568
Class A4, 3.52% 6/15/16 (g)		8,300,000	8,562,344
Asset-Backed Securities - continued
		Principal Amount (d)	Value
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		$ 14,030,000	$ 14,053,873
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,135,744
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (m)		1,609,276	1,456,395
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (m)		73,281	72,831
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12		1,044,890	1,053,652
Series 2007-1 Class C, 5.38% 11/15/12		582,000	598,483
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,147,467
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,011,042
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (g)(m)		433,506	346,805
Class B, 0.9458% 7/20/39 (g)(m)		263,810	108,162
Class C, 1.2958% 7/20/39 (g)(m)		339,379	16,969
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (g)		1,000,000	1,010,300
Class B, 5.267% 6/25/35 (g)		1,000,000	1,000,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.524% 1/20/37 (g)(m)		186,189	154,537
Capmark VII Ltd. Series 2006-7A Class H, 1.748% 8/15/36 (g)(m)		521,366	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	934,640
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,252,650
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (m)		1,140,851	47,086
Series 2006-NC4 Class M1, 0.494% 10/25/36 (m)		224,000	15,457
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (m)		1,802,588	631,818
Cbre Realty Finance Cdo 2007-1/LLC 0.5438% 4/7/52 (g)(m)		940,604	667,829
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,309,229
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,538,928
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,471,673
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (m)		765,389	43,705
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (m)		$ 52,333	$ 51,522
Series 2007-4 Class A1A, 0.3326% 9/25/37 (m)		440,079	423,413
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4995% 3/25/32 (MGIC Investment Corp. Insured) (m)		11,800	4,652
Series 2004-3 Class M4, 1.164% 4/25/34 (m)		159,665	77,192
Series 2004-4 Class M2, 0.989% 6/25/34 (m)		587,945	329,391
Series 2005-3 Class MV1, 0.614% 8/25/35 (m)		711,685	683,963
Series 2005-AB1 Class A2, 0.404% 8/25/35 (m)		72,627	71,867
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)		330,969	332,552
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		500,000	380,000
Class B2, 1.6585% 12/28/35 (g)(m)		500,000	315,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		200,304	76,116
Crest Ltd. Series 2002-IGA Class A, 0.7228% 7/28/17 (g)(m)		85,868	85,201
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	472,994
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (m)		38,916	27,597
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (m)		290,872	168,459
Series 2006-3 Class 2A3, 0.354% 11/25/36 (m)		6,074,620	2,448,964
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.019% 3/25/34 (m)		23,665	9,247
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (g)		14,200,000	14,214,000
Ford Credit Auto Owner Trust:
Series 2006-C:
Class B, 5.3% 6/15/12		608,015	611,935
Class D, 6.89% 5/15/13 (g)		915,000	924,707
Series 2007-A Class D, 7.05% 12/15/13 (g)		970,000	999,432
Series 2009-D:
Class A3, 2.17% 10/15/13		3,996,376	4,034,246
Class A4, 2.98% 8/15/14		4,800,000	4,963,302
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,753,721
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (m)		772,000	771,463
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2010-5 Class A1, 1.5% 9/15/15		$ 10,710,000	$ 10,763,560
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		36,573	36,638
Series 2007-1:
Class A4, 5.03% 2/16/15		140,942	141,038
Class C, 5.43% 2/16/15		614,000	614,867
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (m)		948,695	464,128
Class M4, 0.874% 1/25/35 (m)		363,547	114,364
Series 2006-D Class M1, 0.424% 11/25/36 (m)		233,772	7,631
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (g)(m)		2,892,000	1,706,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)		1,777,780	1,415,113
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (g)(m)		240,662	225,019
Series 2006-2A:
Class A, 0.378% 11/15/34 (g)(m)		2,217,312	1,840,369
Class B, 0.478% 11/15/34 (g)(m)		800,960	520,624
Class C, 0.578% 11/15/34 (g)(m)		1,331,162	665,581
Class D, 0.948% 11/15/34 (g)(m)		505,485	126,371
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (m)		739,000	716,581
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14		26,738	27,277
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (g)(m)		228,764	63,065
Class M1, 0.844% 6/25/34 (m)		2,723,367	1,836,742
Series 2007-HE1 Class M1, 0.444% 3/25/47 (m)		1,096,059	64,200
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (g)(m)		654,930	340,564
Class C, 0.744% 9/25/46 (g)(m)		1,526,694	305,339
Class E, 1.844% 9/25/46 (g)(m)		257,060	2,571
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (m)		422,818	301,880
Series 2003-3 Class M1, 1.484% 8/25/33 (m)		746,130	610,342
Series 2003-5 Class A2, 0.894% 12/25/33 (m)		32,929	22,998
Series 2005-5 Class 2A2, 0.444% 11/25/35 (m)		66,427	65,670
Series 2006-1 Class 2A3, 0.419% 4/25/36 (m)		1,064,246	1,040,480
Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	0
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 0.244% 3/25/37 (m)		$ 3,677	$ 3,635
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (m)		696,182	591,368
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (m)		1,522,035	704,390
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		4,754,192	4,791,209
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,879,908
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (m)		204,000	7,381
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (m)		1,520,141	1,294,162
Class MV1, 0.424% 11/25/36 (m)		1,234,797	807,888
Series 2007-CH3 Class M1, 0.494% 3/25/37 (m)		573,000	29,997
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (m)		708,442	609,258
Series 2006-A Class 2C, 1.4585% 3/27/42 (m)		3,243,000	653,806
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		1,415,444	1,426,981
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (m)		91,766	64,982
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.624% 5/25/46 (g)(m)		250,000	110,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)		20,944	21,632
Class C, 5.691% 10/20/28 (g)		9,308	9,584
Class D, 6.01% 10/20/28 (g)		110,826	113,502
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (m)		545,328	31,452
Series 2007-HE1 Class M1, 0.494% 5/25/37 (m)		784,792	41,708
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (m)		180,701	117,434
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		29,340	29,373
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (m)		621,161	425,076
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (m)		1,954,621	1,682,838
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (m)		10,060	9,987
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (m)		3,149,263	2,520,251
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (m)		57,368	45,864
Series 2004-NC8 Class M6, 1.444% 9/25/34 (m)		30,611	13,350
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.634% 1/25/35 (m)		$ 399,800	$ 271,334
Series 2005-NC2 Class B1, 1.364% 3/25/35 (m)		416,362	58,486
Series 2007-HE2 Class M1, 0.444% 1/25/37 (m)		263,000	7,384
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.929% 8/28/38 (g)(m)		220,000	195,800
Class C1B, 7.696% 8/28/38 (g)		63,000	49,694
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)		9,181,200	1,055,838
Series 2006-2 Class AIO, 6% 8/25/11 (o)		6,293,609	60,469
Series 2006-3 Class AIO, 7.1% 1/25/12 (o)		35,583,490	1,156,463
Series 2006-4:
Class A1, 0.224% 3/25/25 (m)		68,997	68,762
Class AIO, 6.35% 2/27/12 (o)		28,242,000	1,088,294
Class D, 1.294% 5/25/32 (m)		2,481,000	18,588
Series 2007-1 Class AIO, 7.27% 4/25/12 (o)		33,769,000	1,941,718
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)		24,991,000	1,701,742
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (m)		1,426,957	922,826
Series 2005-D Class M2, 0.664% 2/25/36 (m)		827,339	242,855
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		5,126,948	5,139,659
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	5,967,893
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	11,918,170
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (c)(g)(m)		566,000	0
Series 2006-1A Class A, 1.5958% 3/20/11 (c)(g)(m)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (m)		60,631	59,449
Series 2007-6 Class 2A1, 0.254% 7/25/37 (m)		137,653	134,416
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (m)		532,896	326,097
Class M4, 1.644% 9/25/34 (m)		683,353	215,268
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (m)		2,548,346	2,388,779
Class M3, 0.754% 1/25/36 (m)		478,432	330,580
Class M4, 1.024% 1/25/36 (m)		1,475,804	777,841
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (m)		1,883,145	25,316
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		166,399	166,399
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A: - continued
Class B, 4.846% 7/24/39 (g)		$ 180,000	$ 178,092
Class C, 5.08% 7/24/39 (g)		185,000	181,078
Class D, 5.194% 7/24/39 (g)		320,000	310,816
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (m)		566,000	18,094
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (m)		171,051	169,789
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.144% 9/25/46 (g)(m)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (m)		5,108	4,309
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (m)		1,480,843	1,180,849
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (m)		49,835	412
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (m)		47,307	17,205
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (m)		12,810	12,361
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (g)(m)		691,314	658,770
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (m)		1,272,000	208,545
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (m)		69,727	30,951
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)		767,206	786,386
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (m)		28,819	22,522
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (g)		349,000	352,699
Class IV, 6.84% 5/22/37 (g)		235,000	218,691
Series 2003-1A Class B2, 5.4802% 12/28/38 (g)		111,000	99,900
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (g)(m)		2,615,437	78,463
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(m)		400,000	172,000
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (g)(m)		1,385,000	1,232,650
Class A1B, 0.638% 9/25/26 (g)(m)		705,000	592,200
Class A2A, 0.528% 9/25/26 (g)(m)		1,186,000	1,091,120
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 1.458% 9/25/26 (g)(m)		$ 250,000	$ 180,000
Class G, 1.658% 9/25/26 (g)(m)		250,000	175,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)		887,552	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (g)(m)		8,530,177	8,520,552
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (g)(m)		1,789,540	1,055,828
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5785% 11/21/40 (g)(m)		500,000	445,000
Class D, 1.1085% 11/21/40 (g)(m)		305,000	106,750
TOTAL ASSET-BACKED SECURITIES (Cost $337,708,652)			351,270,096
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.7%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		198,215	25,768
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (m)		106,000	70,444
Class C, 5.8361% 4/10/49 (m)		281,000	159,113
Class D, 5.8361% 4/10/49 (m)		141,000	61,053
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.408% 3/15/22 (g)(m)		65,120	65,044
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (m)		1,875,181	1,762,594
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (m)		1,939,321	1,752,224
Series 2004-A Class 2A2, 2.8609% 2/25/34 (m)		1,095,370	975,097
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (m)		139,928	126,650
Class 2A2, 2.8678% 3/25/34 (m)		5,302,710	5,046,735
Series 2004-D Class 2A2, 2.8778% 5/25/34 (m)		1,766,751	1,618,457
Series 2004-G Class 2A7, 3.021% 8/25/34 (m)		1,656,264	1,488,076
Series 2004-H Class 2A1, 3.1658% 9/25/34 (m)		1,445,935	1,295,239
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (g)(m)(o)		10,709,888	733,627
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (m)		$ 2,112,092	$ 1,694,735
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.438% 3/15/19 (g)(m)		350,000	339,500
Series 2006-T24 Class X2, 0.6062% 10/12/41 (g)(m)(o)		3,690,559	38,090
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (m)		1,417,701	1,404,524
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (m)		341,123	340,413
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (m)		1,902,000	1,997,812
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (m)		1,283,984	1,279,969
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	828,750
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (g)(m)		259,172	258,784
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		62,490	24,237
Series 2003-35 Class B, 4.6374% 9/25/18 (m)		101,486	11,163
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (m)		1,201,646	1,121,431
Series 2003-17 Class B4, 5.389% 6/25/33 (m)		272,108	81,632
Series 2004-3 Class DB4, 5.8281% 4/25/34 (m)		74,561	186
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.924% 11/25/35 (m)		33,172,058	20,655,209
Class 2A3, 1.8063% 11/25/35 (m)		8,053,974	5,118,992
Series 2005-56:
Class 4A1, 0.504% 11/25/35 (m)		6,487,803	4,103,006
Class 5A1, 0.514% 11/25/35 (m)		9,694,884	5,496,950
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (m)		1,595,152	1,533,332
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (g)(m)		1,174,985	1,172,933
Class C2, 0.7455% 10/18/54 (g)(m)		393,793	391,470
Class M2, 0.5255% 10/18/54 (g)(m)		674,834	673,269
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.618% 4/25/20 (g)(m)		300,000	307,890
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
FREMF Mortgage Trust: - continued
Series 2010-K6 Class B, 5.5324% 12/26/46 (g)(m)		$ 550,000	$ 564,297
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		217,693	22
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		88,490	9,734
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (g)(m)		2,852,000	2,814,799
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (m)		205,017	132,267
Series 2006-1A Class C2, 1.3958% 12/20/54 (g)(m)		6,523,000	4,239,950
Series 2006-2 Class C1, 0.6658% 12/20/54 (m)		21,543,000	14,002,950
Series 2006-3 Class C2, 0.6958% 12/20/54 (m)		1,124,000	730,600
Series 2006-4:
Class B1, 0.2858% 12/20/54 (m)		4,521,000	3,888,060
Class C1, 0.5758% 12/20/54 (m)		2,767,000	1,798,550
Class M1, 0.3658% 12/20/54 (m)		1,190,000	910,350
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (m)		2,234,000	1,452,100
Class 1M1, 0.4958% 12/20/54 (m)		1,493,000	1,142,145
Class 2C1, 1.1558% 12/20/54 (m)		1,015,000	659,750
Class 2M1, 0.6958% 12/20/54 (m)		1,917,000	1,466,505
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (m)		2,654,000	1,725,100
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (m)		430,241	331,286
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7324% 3/25/37 (m)		7,547,363	7,578,209
Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (m)		724,574	623,833
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (m)		359,341	238,749
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)		45,183	45,529
Class A3, 5.447% 6/12/47 (m)		3,606,000	3,772,196
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (m)		2,600,000	2,096,629
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (m)		1,521,365	1,473,624
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (m)		1,880,791	1,786,825
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (m)		2,939,594	2,817,141
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (g)		$ 14,058	$ 14,060
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	939,834
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.434% 4/25/36 (m)		17,564,836	10,314,516
Series 2006-5 Class A1A, 0.384% 7/25/36 (m)		13,441,238	7,486,419
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (m)		3,072,407	2,170,336
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (m)		106,457	155
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (m)		7,650,975	5,322,172
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (g)(m)		251,984	245,684
Class C, 0.388% 6/15/22 (g)(m)		1,559,607	1,466,031
Class D, 0.398% 6/15/22 (g)(m)		600,006	561,006
Class E, 0.408% 6/15/22 (g)(m)		959,771	887,788
Class F, 0.438% 6/15/22 (g)(m)		1,545,171	1,413,831
Class G, 0.508% 6/15/22 (g)(m)		359,765	321,990
Class H, 0.528% 6/15/22 (g)(m)		720,211	631,985
Class J, 0.568% 6/15/22 (g)(m)		840,246	728,913
Class TM, 0.698% 6/15/22 (g)(m)		1,107,230	1,062,941
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (g)		930,000	961,620
Series 2004-A4 Class A1, 2.7498% 8/25/34 (m)		2,102,893	2,010,085
Series 2005-A2 Class A7, 2.6245% 2/25/35 (m)		1,460,783	1,371,496
Series 2006-A6 Class A4, 3.1889% 10/25/33 (m)		1,495,007	1,432,183
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		101,000	103,330
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)		8,143,000	8,558,187
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (m)		2,182,395	1,750,159
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (m)		2,994,072	201,187
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (m)		3,130,717	2,689,512
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (g)(m)		1,586,651	1,295,024
Class B6, 3.0539% 7/10/35 (g)(m)		353,765	272,541
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3063% 1/25/46 (m)		$ 13,997,605	$ 8,411,049
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		963,519	1,027,353
Series 2004-SL3 Class A1, 7% 8/25/16		53,518	54,382
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (g)(m)		395,649	365,080
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)		268,000	93,800
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (m)		38,057	28,171
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.384% 7/25/46 (m)		27,531,826	16,643,872
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (m)		630,311	607,227
Series 2003-20 Class 1A1, 5.5% 7/25/33		453,262	461,357
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (m)		3,273,627	2,329,136
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (m)		1,054,503	1,034,117
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (m)		2,854,223	2,559,751
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (g)		173,781	36,494
Series 2004-EE Class 2A2, 2.845% 12/25/34 (m)		916,796	914,814
Series 2004-H Class A1, 4.4817% 6/25/34 (m)		1,610,000	1,577,777
Series 2004-W Class A9, 2.7613% 11/25/34 (m)		3,307,978	3,207,325
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (m)		2,212,036	2,147,898
Series 2005-AR12:
Class 2A5, 2.7836% 7/25/35 (m)		8,918,687	8,453,435
Class 2A6, 2.7836% 7/25/35 (m)		967,996	917,173
Series 2005-AR2:
Class 1A2, 2.7386% 3/25/35 (m)		3,432,847	1,305,798
Class 2A2, 2.7435% 3/25/35 (m)		2,727,172	2,520,679
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (m)		1,584,021	1,451,031
TOTAL PRIVATE SPONSOR			230,716,302
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		$ 296,338	$ 322,510
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $195,734,991)			231,038,812
Commercial Mortgage Securities - 6.4%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (p)		712,587	683,749
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		180,000	201,462
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9169% 2/14/29 (g)(m)		800,000	804,240
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	218,049
Class B2, 7.525% 4/14/29		1,498,104	1,556,950
Class B5, 7.525% 4/14/29		129,000	117,332
Series 1997-D5:
Class A2, 7.0825% 2/14/43 (m)		1,399,000	1,470,682
Class A3, 7.1325% 2/14/43 (m)		1,510,000	1,613,437
Class A5, 7.2025% 2/14/43 (m)		256,000	271,090
Class A6, 7.4525% 2/14/43 (m)		2,470,000	2,609,760
Class A7, 7.6925% 2/14/43 (m)		820,000	862,637
Class PS1, 1.4533% 2/14/43 (m)(o)		5,508,407	112,828
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (m)		2,221,000	2,370,189
Series 2006-5:
Class A2, 5.317% 9/10/47		6,841,580	6,979,796
Class A3, 5.39% 9/10/47		2,653,000	2,760,252
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,019,780
Series 2007-4 Class A3, 5.9998% 2/10/51 (m)		1,897,000	2,029,685
Series 2006-6 Class E, 5.619% 10/10/45 (g)		1,098,000	219,600
Series 2007-3:
Class A3, 5.8018% 6/10/49 (m)		3,176,000	3,357,173
Class A4, 5.8018% 6/10/49 (m)		3,965,000	4,313,484
Series 2008-1 Class D, 6.4371% 2/10/51 (g)(m)		125,000	90,663
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,506,411
Series 2002-2 Class F, 5.487% 7/11/43		415,000	423,656
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38		$ 347,815	$ 352,411
Class A4, 4.153% 11/10/38		2,412,000	2,515,910
Series 2005-1 Class A3, 4.877% 11/10/42		1,823,284	1,823,227
Series 2007-1 Class A2, 5.381% 1/15/49		3,978,297	4,022,513
Series 2001-3 Class H, 6.562% 4/11/37 (g)		1,472,000	1,479,859
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)		474,000	470,755
Class K, 6.15% 5/11/35 (g)		885,000	864,080
Series 2003-1 Class G, 5.608% 9/11/36 (g)		310,000	321,343
Series 2004-1 Class F, 5.279% 11/10/39 (g)		185,000	155,270
Series 2004-4:
Class K, 4.637% 7/10/42 (g)(m)		300,000	1,500
Class L, 4.637% 7/10/42 (g)(m)		280,000	1,400
Series 2004-5 Class G, 5.5602% 11/10/41 (g)(m)		195,000	139,046
Series 2005-1 Class CJ, 5.1854% 11/10/42 (m)		550,000	576,889
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)		5,908,000	6,208,552
Series 2005-6 Class AJ, 5.368% 9/10/47 (m)		300,000	303,597
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.458% 3/15/22 (g)(m)		390,000	389,025
Class C, 0.508% 3/15/22 (g)(m)		817,000	816,510
Class D, 0.558% 3/15/22 (g)(m)		826,000	825,422
Class E, 0.598% 3/15/22 (g)(m)		684,000	672,030
Class F, 0.668% 3/15/22 (g)(m)		615,784	600,389
Class G, 0.728% 3/15/22 (g)(m)		399,119	377,167
Class J, 1.248% 3/15/22 (g)(m)		438,000	394,200
Class K, 2.198% 3/15/22 (g)(m)		427,499	348,412
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (g)(m)		1,222,000	1,185,340
Class D, 0.408% 10/15/19 (g)(m)		1,494,000	1,426,770
Class E, 0.438% 10/15/19 (g)(m)		1,385,000	1,301,900
Class F, 0.508% 10/15/19 (g)(m)		3,150,730	2,953,809
Class G, 0.528% 10/15/19 (g)(m)		1,245,579	1,096,110
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (g)(m)		74,425	54,729
Series 2004-1:
Class A, 0.554% 4/25/34 (g)(m)		1,277,049	1,117,414
Class B, 2.094% 4/25/34 (g)(m)		143,175	76,616
Class M1, 0.754% 4/25/34 (g)(m)		114,954	87,466
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M2, 1.394% 4/25/34 (g)(m)		$ 106,202	$ 71,609
Series 2004-2:
Class A, 0.624% 8/25/34 (g)(m)		1,051,224	913,846
Class M1, 0.774% 8/25/34 (g)(m)		176,950	127,379
Series 2004-3:
Class A1, 0.564% 1/25/35 (g)(m)		2,373,073	2,104,659
Class A2, 0.614% 1/25/35 (g)(m)		340,533	299,897
Class M1, 0.694% 1/25/35 (g)(m)		409,648	288,804
Class M2, 1.194% 1/25/35 (g)(m)		189,822	128,433
Series 2005-2A:
Class A1, 0.504% 8/25/35 (g)(m)		1,771,357	1,460,643
Class M1, 0.624% 8/25/35 (g)(m)		88,216	57,437
Class M2, 0.674% 8/25/35 (g)(m)		145,497	86,496
Class M3, 0.694% 8/25/35 (g)(m)		80,499	45,768
Class M4, 0.804% 8/25/35 (g)(m)		73,895	39,864
Series 2005-3A:
Class A1, 0.514% 11/25/35 (g)(m)		659,026	548,401
Class A2, 0.594% 11/25/35 (g)(m)		653,092	545,907
Class M1, 0.634% 11/25/35 (g)(m)		77,946	51,129
Class M2, 0.684% 11/25/35 (g)(m)		98,961	58,728
Class M3, 0.704% 11/25/35 (g)(m)		88,568	50,582
Class M4, 0.794% 11/25/35 (g)(m)		110,347	55,650
Series 2005-4A:
Class A2, 0.584% 1/25/36 (g)(m)		1,549,282	1,308,339
Class B1, 1.594% 1/25/36 (g)(m)		133,884	46,924
Class M1, 0.644% 1/25/36 (g)(m)		499,768	323,671
Class M2, 0.664% 1/25/36 (g)(m)		149,931	91,353
Class M3, 0.694% 1/25/36 (g)(m)		218,962	122,915
Class M4, 0.804% 1/25/36 (g)(m)		121,098	62,241
Class M5, 0.844% 1/25/36 (g)(m)		121,098	57,584
Class M6, 0.894% 1/25/36 (g)(m)		128,619	53,780
Series 2006-1:
Class A2, 0.554% 4/25/36 (g)(m)		234,716	194,543
Class M1, 0.574% 4/25/36 (g)(m)		83,948	59,191
Class M2, 0.594% 4/25/36 (g)(m)		88,697	58,170
Class M3, 0.614% 4/25/36 (g)(m)		76,317	47,767
Class M4, 0.714% 4/25/36 (g)(m)		43,246	25,772
Class M5, 0.754% 4/25/36 (g)(m)		41,974	22,947
Class M6, 0.834% 4/25/36 (g)(m)		83,694	40,063
Series 2006-2A:
Class A1, 0.424% 7/25/36 (g)(m)		4,259,686	3,389,773
Class A2, 0.474% 7/25/36 (g)(m)		210,742	165,608
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B1, 1.064% 7/25/36 (g)(m)		$ 78,904	$ 28,808
Class B3, 2.894% 7/25/36 (g)(m)		119,213	36,430
Class M1, 0.504% 7/25/36 (g)(m)		221,112	144,717
Class M2, 0.524% 7/25/36 (g)(m)		156,005	95,357
Class M3, 0.544% 7/25/36 (g)(m)		129,403	77,781
Class M4, 0.614% 7/25/36 (g)(m)		87,381	50,483
Class M5, 0.664% 7/25/36 (g)(m)		107,400	60,109
Class M6, 0.734% 7/25/36 (g)(m)		160,243	67,517
Series 2006-3A:
Class B1, 0.994% 10/25/36 (g)(m)		143,709	18,603
Class B2, 1.544% 10/25/36 (g)(m)		103,652	10,403
Class B3, 2.794% 10/25/36 (g)(m)		168,677	9,042
Class M4, 0.624% 10/25/36 (g)(m)		158,825	54,001
Class M5, 0.674% 10/25/36 (g)(m)		190,137	57,041
Class M6, 0.754% 10/25/36 (g)(m)		372,175	81,879
Series 2006-4A:
Class A1, 0.424% 12/25/36 (g)(m)		824,870	668,145
Class A2, 0.464% 12/25/36 (g)(m)		4,197,150	3,105,891
Class B1, 0.894% 12/25/36 (g)(m)		128,331	20,289
Class B2, 1.444% 12/25/36 (g)(m)		130,808	17,174
Class B3, 2.644% 12/25/36 (g)(m)		222,756	20,362
Class M1, 0.484% 12/25/36 (g)(m)		268,490	120,570
Class M2, 0.504% 12/25/36 (g)(m)		178,993	73,451
Class M3, 0.534% 12/25/36 (g)(m)		181,496	63,653
Class M4, 0.594% 12/25/36 (g)(m)		217,170	64,776
Class M5, 0.634% 12/25/36 (g)(m)		199,646	48,811
Class M6, 0.714% 12/25/36 (g)(m)		178,993	36,767
Series 2007-1:
Class A2, 0.464% 3/25/37 (g)(m)		916,139	609,232
Class B1, 0.864% 3/25/37 (g)(m)		291,480	43,722
Class B2, 1.344% 3/25/37 (g)(m)		211,338	24,304
Class B3, 3.544% 3/25/37 (g)(m)		462,186	25,420
Class M1, 0.464% 3/25/37 (g)(m)		256,469	105,152
Class M2, 0.484% 3/25/37 (g)(m)		191,553	65,128
Class M3, 0.514% 3/25/37 (g)(m)		169,881	52,663
Class M4, 0.564% 3/25/37 (g)(m)		136,530	35,498
Class M5, 0.614% 3/25/37 (g)(m)		213,126	46,888
Class M6, 0.694% 3/25/37 (g)(m)		298,390	56,694
Series 2007-2A:
Class A1, 0.464% 7/25/37 (g)(m)		831,407	616,427
Class A2, 0.514% 7/25/37 (g)(m)		776,837	494,245
Class B1, 1.794% 7/25/37 (g)(m)		239,244	22,709
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B2, 2.444% 7/25/37 (g)(m)		$ 207,131	$ 13,862
Class B3, 3.544% 7/25/37 (g)(m)		232,877	11,443
Class M1, 0.564% 7/25/37 (g)(m)		272,782	94,545
Class M2, 0.604% 7/25/37 (g)(m)		149,059	40,063
Class M3, 0.684% 7/25/37 (g)(m)		151,138	30,850
Class M4, 0.844% 7/25/37 (g)(m)		298,397	49,662
Class M5, 0.944% 7/25/37 (g)(m)		263,043	38,984
Class M6, 1.194% 7/25/37 (g)(m)		333,521	41,192
Series 2007-3:
Class A2, 0.484% 7/25/37 (g)(m)		854,480	571,371
Class B1, 1.144% 7/25/37 (g)(m)		207,687	30,577
Class B2, 1.794% 7/25/37 (g)(m)		519,728	59,716
Class B3, 4.194% 7/25/37 (g)(m)		276,357	18,022
Class M1, 0.504% 7/25/37 (g)(m)		185,585	71,809
Class M2, 0.534% 7/25/37 (g)(m)		198,913	64,435
Class M3, 0.564% 7/25/37 (g)(m)		313,439	85,089
Class M4, 0.694% 7/25/37 (g)(m)		492,145	117,571
Class M5, 0.794% 7/25/37 (g)(m)		255,275	53,577
Class M6, 0.994% 7/25/37 (g)(m)		194,654	35,033
Series 2007-4A:
Class B1, 2.744% 9/25/37 (g)(m)		319,528	12,781
Class B2, 3.644% 9/25/37 (g)(m)		1,162,549	34,876
Class M1, 1.144% 9/25/37 (g)(m)		307,251	55,305
Class M2, 1.244% 9/25/37 (g)(m)		307,251	43,015
Class M4, 1.794% 9/25/37 (g)(m)		785,843	62,867
Class M5, 1.944% 9/25/37 (g)(m)		785,843	55,009
Class M6, 2.144% 9/25/37 (g)(m)		787,369	47,242
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(o)		4,035,526	161,421
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(m)(o)		9,797,345	1,058,113
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6205% 3/11/39 (m)		450,000	446,225
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.458% 3/15/19 (g)(m)		200,000	194,000
Class E, 0.518% 3/15/19 (g)(m)		365,000	354,050
Class F, 0.538% 3/15/19 (g)(m)		160,000	155,200
Class G, 0.638% 3/15/19 (g)(m)		1,020,386	918,347
Class H, 0.848% 3/15/19 (g)(m)		541,917	460,629
Class J, 1.048% 3/15/19 (g)(m)		407,118	346,050
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (g)(m)		$ 655,330	$ 597,696
Class E, 0.498% 3/15/22 (g)(m)		3,607,157	3,256,153
Class F, 0.548% 3/15/22 (g)(m)		2,235,922	1,975,749
Class G, 0.598% 3/15/22 (g)(m)		537,549	458,252
Class H, 0.748% 3/15/22 (g)(m)		655,330	544,799
Class J, 0.898% 3/15/22 (g)(m)		655,330	501,284
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		424,227	428,901
Series 2004-PWR3 Class A3, 4.487% 2/11/41		747,350	767,436
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	619,503
Series 2007-PW16 Class A4, 5.9055% 6/11/40 (m)		1,112,000	1,234,208
Series 2007-PW17 Class A1, 5.282% 6/11/50		626,620	640,408
Series 2007-T26 Class A1, 5.145% 1/12/45		287,347	291,490
Series 1999-C1:
Class G, 5.64% 2/14/31 (g)		70,000	68,239
Class I, 5.64% 2/14/31 (g)		205,000	126,105
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (g)(m)(o)		13,423,075	20,923
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,000,187
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (g)(m)(o)		21,680,723	350,837
Series 2006-T22:
Class A4, 5.7046% 4/12/38 (m)		237,000	263,759
Class B, 5.7046% 4/12/38 (g)(m)		200,000	197,610
Series 2007-BBA8:
Class K, 1.398% 3/15/22 (g)(m)		120,000	62,217
Class L, 2.098% 3/15/22 (g)(m)		253,568	107,016
Series 2007-PW16:
Class B, 5.716% 6/11/40 (g)(m)		304,000	194,988
Class C, 5.716% 6/11/40 (g)(m)		255,000	137,989
Class D, 5.716% 6/11/40 (g)(m)		255,000	127,761
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (g)(m)(o)		165,852,612	1,873,571
Series 2007-T28:
Class A1, 5.422% 9/11/42		164,424	165,836
Class X2, 0.3378% 9/11/42 (g)(m)(o)		81,712,551	586,606
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (g)(m)		827,615	639,828
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)		$ 2,235,000	$ 2,386,611
Class XCL, 2.4992% 5/15/35 (g)(m)(o)		14,948,536	312,543
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (g)		800,000	659,285
Series 1998-2 Class J, 6.39% 11/18/30 (g)		489,102	81,876
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (g)		290,000	298,442
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (g)(m)		678,000	672,784
Class G, 0.5271% 8/15/21 (g)(m)		542,222	540,035
Class H, 0.5671% 8/15/21 (g)(m)		433,548	426,270
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,895,610
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)		2,860,929	2,659,647
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)		8,354,572	8,343,187
Class A4, 5.8862% 12/10/49 (m)		5,830,000	6,466,839
Series 2007-FL3A Class A2, 0.338% 4/15/22 (g)(m)		6,878,000	6,520,352
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49		8,132,140	8,183,639
Class A4, 5.322% 12/11/49		14,623,000	15,611,418
Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (g)(m)		320,000	314,959
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,920,334
Class C, 5.476% 12/11/49		3,581,000	1,253,350
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(m)	CAD	138,000	103,273
Class G, 5.01% 5/15/44 (g)(m)	CAD	30,000	20,256
Class H, 5.01% 5/15/44 (g)(m)	CAD	20,000	11,474
Class J, 5.01% 5/15/44 (g)(m)	CAD	20,000	10,450
Class K, 5.01% 5/15/44 (g)(m)	CAD	10,000	4,364
Class L, 5.01% 5/15/44 (g)(m)	CAD	36,000	14,410
Class M, 5.01% 5/15/44 (g)(m)	CAD	165,000	60,721
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (m)		1,902,000	2,037,825
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	2,738,880
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (g)(m)		$ 9,881,000	$ 9,399,301
Class C, 0.468% 4/15/17 (g)(m)		1,531,000	1,441,054
Class D, 0.508% 4/15/17 (g)(m)		950,056	875,239
Class E, 0.568% 4/15/17 (g)(m)		802,445	723,204
Class F, 0.608% 4/15/17 (g)(m)		171,562	151,189
Class G, 0.748% 4/15/17 (g)(m)		171,562	146,042
Class H, 0.818% 4/15/17 (g)(m)		171,562	137,464
Class J, 1.048% 4/15/17 (g)(m)		131,565	92,260
Series 2005-FL11:
Class B, 0.448% 11/15/17 (g)(m)		175,588	171,198
Class C, 0.498% 11/15/17 (g)(m)		1,451,600	1,404,423
Class D, 0.538% 11/15/17 (g)(m)		75,490	72,470
Class E, 0.588% 11/15/17 (g)(m)		268,371	254,953
Class F, 0.648% 11/15/17 (g)(m)		185,934	172,918
Class G, 0.698% 11/15/17 (g)(m)		128,880	116,636
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (g)(m)		2,710,000	2,520,300
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	553,181
Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		1,029,512	1,042,381
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)		18,884	19,285
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,649,060
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)		3,306,000	3,310,133
Class AJFX, 5.478% 2/5/19 (g)		5,750,000	5,797,502
Series 2007-C9 Class A4, 6.0084% 12/10/49 (m)		4,209,000	4,693,148
Series 2001-J1A Class F, 6.6093% 2/16/34 (g)(m)		600,000	604,318
Series 2001-J2A Class F, 7.0341% 7/16/34 (g)(m)		199,000	199,555
Series 2006-C8 Class XP, 0.6858% 12/10/46 (m)(o)		19,945,239	213,594
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (g)		50,378	51,765
Class G, 6.21% 7/15/31 (g)		554,000	576,650
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (g)(m)		190,070	197,346
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (g)		550,000	499,687
Series 1999-C2 Class G, 6% 11/17/32		302,000	269,422
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		$ 17,590,000	$ 19,069,646
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)		10,084,579	10,208,319
Class A3, 5.542% 1/15/49 (m)		3,804,000	4,054,453
Series 2007-C3 Class A4, 5.9052% 6/15/39 (m)		28,438,000	30,898,174
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,260,903
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (m)(o)		12,142,531	197,186
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,850,895
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (g)(m)		6,783,000	5,426,400
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.798% 9/15/21 (g)(m)		270,225	249,887
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,926,172
Series 2002-CP5 Class A1, 4.106% 12/15/35		88,243	88,970
Series 2004-C1:
Class A3, 4.321% 1/15/37		259,618	262,083
Class A4, 4.75% 1/15/37		884,000	935,529
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		929,000	1,019,442
Series 1998-C1:
Class F, 6% 5/17/40 (g)		659,000	682,773
Class H, 6% 5/17/40 (g)		90,318	7,860
Series 1998-C2:
Class F, 6.75% 11/11/30 (g)		1,156,000	1,249,705
Class G, 6.75% 11/11/30 (g)		180,000	183,693
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (m)(o)		3,855,485	8,331
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (g)(m)(o)		8,159,662	13,891
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	121,869
Class J, 4.231% 5/15/38 (g)		300,000	227,592
Series 2006-C1 Class A3, 5.711% 2/15/39 (m)		10,043,000	10,607,998
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (g)(m)		721,000	656,110
Class C:
0.368% 2/15/22 (g)(m)		1,864,711	1,678,240
0.468% 2/15/22 (g)(m)		665,993	572,754
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class F, 0.518% 2/15/22 (g)(m)		$ 1,331,815	$ 1,118,725
Class L, 2.098% 2/15/22 (g)(m)		100,000	5,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		13,414,255	13,469,531
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (m)(o)		29,709,955	311,931
Class B, 5.487% 2/15/40 (g)(m)		2,907,000	581,400
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.844% 3/25/17 (g)(m)		160,000	130,850
CRESIX Finance Ltd. Series 2006-AA Class F, 4.394% 3/25/17 (g)(m)		260,000	206,375
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	370,000
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.7285% 11/10/46 (g)(m)		180,000	177,493
Class F, 5.7285% 11/10/46 (g)(m)		330,000	310,392
Class XB, 0.319% 11/10/46 (g)(m)(o)		20,920,000	385,474
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	338,360
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4574% 6/10/31 (g)(m)		891,000	948,080
Series 2000-CKP1 Class B3, 8.1363% 11/10/33 (m)		230,000	229,636
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (g)		1,500,000	1,568,674
FHLMC Multifamily Structured pass-through Certificates Series K013 Class X3, 2.8844% 1/25/43 (m)(o)		820,000	141,199
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		770,000	777,399
Class K, 6% 12/12/33 (g)		520,000	518,521
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		652,201	653,568
Class G, 6.936% 3/15/33 (g)		1,642,000	1,630,187
Class H, 7.039% 3/15/33 (g)		63,000	63,176
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (g)(m)		443,000	456,298
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (g)		200,000	215,431
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.661% 12/25/48 (m)(o)		1,640,000	263,220
Series K012 Class X3, 2.287% 1/25/41 (m)(o)		1,800,000	259,380
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1637% 9/25/45 (g)(m)		$ 1,290,000	$ 1,304,558
Series 2011-K10 Class B, 4.7565% 11/25/49 (g)(m)		240,000	230,932
Series 2011-K11 Class B, 4.569% 12/25/48 (g)(m)		750,000	712,010
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		1,325,737	1,326,400
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,265,423
Series 2001-1 Class X1, 1.2156% 5/15/33 (g)(m)(o)		3,513,317	21,080
Series 2001-3 Class C, 6.51% 6/10/38		287,000	290,948
Series 2002-1A Class H, 7.3843% 12/10/35 (g)(m)		65,000	65,675
Series 2007-C1 Class XP, 0.3797% 12/10/49 (m)(o)		33,375,139	166,932
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	232,197
Series 1997-C2:
Class F, 6.75% 4/15/29 (m)		701,630	730,999
Class G, 6.75% 4/15/29 (m)		504,000	553,132
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		256,617	266,389
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		385,000	179,034
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		105,143	105,549
Class J, 6.974% 8/15/36		226,000	224,790
Class K, 6.974% 8/15/36		427,000	159,100
Series 2000-C1 Class K, 7% 3/15/33		90,000	65,635
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	297,255
Series 2005-C1 Class X2, 0.7311% 5/10/43 (m)(o)		7,242,120	42,433
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (g)(m)		715,000	658,802
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (g)		490,000	508,176
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,970,810
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,989,223
Series 2002-C1:
Class H, 5.903% 1/11/35 (g)		97,000	99,389
Class J, 6.306% 1/11/35 (g)		760,000	753,785
Series 2003-C2 Class J, 5.234% 1/5/36 (g)(m)		250,000	232,856
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (g)(m)(o)		31,832,240	145,512
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (m)		5,013,000	5,307,612
Class A4, 6.0778% 7/10/38 (m)		9,540,000	10,636,676
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (g)(m)(o)		$ 42,424,236	$ 351,939
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (g)(m)		62,696	61,207
Class D, 0.489% 6/6/20 (g)(m)		453,000	426,422
Class E, 0.579% 6/6/20 (g)(m)		526,000	481,979
Class F, 0.649% 6/6/20 (g)(m)		835,001	757,650
Class J, 1.959% 6/6/20 (g)(m)		250,000	186,969
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(m)		1,994,000	1,966,019
Class D, 2.3636% 3/6/20 (g)(m)		4,004,000	3,948,897
Class F, 2.8433% 3/6/20 (g)(m)		164,000	161,569
Class G, 3.0177% 3/6/20 (g)(m)		81,000	79,852
Class H, 3.5846% 3/6/20 (g)(m)		60,000	59,443
Class J, 4.4568% 3/6/20 (g)(m)		86,000	85,656
Class L, 6.4193% 3/6/20 (g)(m)		400,000	397,715
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	594,395
Series 1997-GL:
Class G, 7.7695% 7/13/30 (m)		809,734	907,225
Class H, 8.0595% 7/13/30 (g)(m)		230,000	246,721
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (g)(m)		350,000	297,500
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (g)(m)(o)		34,645,578	237,665
Series 2006-GG6 Class A2, 5.506% 4/10/38		6,877,987	6,873,491
Series 2006-RR2:
Class M, 5.7598% 6/23/46 (g)(m)		100,000	0
Class N, 5.7598% 6/23/46 (g)(m)		100,000	0
Series 2010-C1:
Class E, 4% 8/10/43 (g)		1,200,000	963,168
Class X, 1.5784% 8/10/43 (g)(m)(o)		6,322,047	600,594
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	502,850
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		1,717,105	1,727,339
Series 2007-GG10:
Class A2, 5.778% 8/10/45		13,096,737	13,403,894
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Trust: - continued
sequential payer:
Series 2007-GG10:
Class A4, 6.0017% 8/10/45 (m)		$ 9,090,000	$ 9,777,109
Series 2010-C2 Class XA, 0.6959% 12/10/43 (g)(m)		5,639,427	178,206
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0539% 9/10/22 (g)(m)		1,120,000	1,067,835
JP Morgan Chase Commercial Mortgage Sec. Corp. Series 2011-C4 Class E, 5.3887% 7/15/46 (g)(m)		370,000	365,067
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		201,000	206,859
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (g)(m)		203,289	191,599
Class D, 5.192% 1/12/37		230,000	236,550
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(m)		625,000	716,675
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(m)		695,000	723,296
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.378% 2/15/19 (g)(m)		313,577	307,306
Series 2006-FL1A Class E, 0.568% 2/15/20 (g)(m)		144,283	135,858
sequential payer Series 2006-CB14 Class A3B, 5.6643% 12/12/44 (m)		5,657,000	5,900,453
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	154,921
Series 2004-LN2 Class D, 5.3936% 7/15/41 (m)		420,000	390,896
Series 2005-CB13 Class E, 5.5268% 1/12/43 (g)(m)		963,000	99,767
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,394,769	10,759,624
Series 2010-C2:
Class D, 5.7151% 11/15/43 (g)(m)		645,000	648,761
Class XB, 0.7549% 11/15/43 (g)(m)(o)		3,600,000	159,431
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,151,642	1,191,974
Series 2000-C9 Class G, 6.25% 10/15/32 (g)		618,701	619,787
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.328% 11/15/18 (g)(m)		10,000,000	9,700,000
Class B, 0.368% 11/15/18 (g)(m)		1,235,890	1,161,737
Class C, 0.408% 11/15/18 (g)(m)		878,066	816,601
Class D, 0.428% 11/15/18 (g)(m)		267,478	240,730
Class E, 0.478% 11/15/18 (g)(m)		385,851	351,124
Class F, 0.528% 11/15/18 (g)(m)		577,718	514,169
Class G, 0.558% 11/15/18 (g)(m)		501,988	431,709
Class H, 0.698% 11/15/18 (g)(m)		385,938	316,469
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45		$ 1,210,000	$ 1,321,345
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)		877,584	911,932
Class A3, 5.336% 5/15/47		9,409,000	10,146,157
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (m)		6,670,000	7,348,835
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (m)		5,340,000	5,498,431
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,367,196
Class A3, 5.42% 1/15/49		8,142,000	8,828,507
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	558,242
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (m)		165,000	121,683
Class C, 5.9318% 2/12/49 (m)		424,000	266,081
Class D, 5.9318% 2/12/49 (m)		447,000	224,585
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)		364,000	211,382
Class CS, 5.466% 1/15/49 (m)		157,000	72,356
Class ES, 5.7307% 1/15/49 (g)(m)		983,000	206,735
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (m)		21,615,000	23,974,978
Series 1998-C1 Class D, 6.98% 2/18/30		495,641	495,249
Series 1998-C4 Class G, 5.6% 10/15/35 (g)		583,000	615,415
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	148,142
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	498,661
Class AM, 5.263% 11/15/40 (m)		67,000	70,405
Series 2006-C1 Class A2, 5.084% 2/15/31		464,863	464,987
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)		5,798,712	5,816,934
Series 2006-C7:
Class A1, 5.279% 11/15/38		123,552	124,022
Class A2, 5.3% 11/15/38		2,092,000	2,111,627
Class A3, 5.347% 11/15/38		1,417,000	1,543,722
Class AM, 5.378% 11/15/38		160,000	162,720
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)		119,867	120,960
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A3, 5.398% 2/15/40		$ 10,000,000	$ 10,352,474
Class A4, 5.424% 2/15/40		5,434,000	5,930,921
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,298,375
Series 2007-C6 Class A2, 5.845% 7/15/40		9,904,201	10,233,599
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,691,070
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,120,586
Series 2002-C1 Class J, 6.95% 3/15/34 (g)(m)		86,000	87,730
Series 2003-C7 Class L, 5.224% 7/15/37 (g)(m)		284,000	200,954
Series 2004-C2:
Class G, 4.595% 3/15/36 (g)(m)		225,000	195,682
Class K, 5.4684% 3/15/36 (g)(m)		500,000	235,421
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		740,000	745,897
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (m)(o)		5,887,328	35,468
Series 2005-C5 Class A2, 4.885% 9/15/30		45,247	45,233
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		686,000	652,947
Series 2006-C4:
Class AJ, 6.0982% 6/15/38 (m)		480,000	472,046
Class AM, 6.0982% 6/15/38 (m)		500,000	522,823
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (m)(o)		8,763,693	132,312
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (m)(o)		3,265,697	36,908
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,376,000	2,574,016
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,240,949
Class XCP, 0.4375% 9/15/45 (m)(o)		142,728,718	1,328,134
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (g)(m)		608,683	553,902
Class E, 0.488% 9/15/21 (g)(m)		2,196,145	1,954,569
Class F, 0.538% 9/15/21 (g)(m)		1,143,094	983,061
Class G, 0.558% 9/15/21 (g)(m)		2,258,211	1,851,733
Class H, 0.598% 9/15/21 (g)(m)		582,579	460,237
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,425,503
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (g)		180,000	184,320
Class I11, 7.72% 2/26/28 (g)		100,000	101,810
Class I12, 7.72% 2/26/28 (g)		100,000	100,520
Class I9, 7.72% 2/26/28 (g)		153,200	155,299
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4345% 10/12/39 (g)	CAD	320,000	270,654
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		555,046	580,689
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1998-C3 Class E, 7.0445% 12/15/30 (m)		$ 173,000	$ 185,499
Merrill Lynch Mortgage Trust:
Series 2004-MKB1 Class F, 5.8365% 2/12/42 (g)(m)		180,000	174,196
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (m)		1,490,330	1,520,137
Series 2005-LC1 Class F, 5.5633% 1/12/44 (g)(m)		1,655,000	880,712
Series 2006-C1:
Class A2, 5.8093% 5/12/39 (m)		1,868,924	1,925,463
Class AJ, 5.8543% 5/12/39 (m)		160,000	155,152
Class AM, 5.8543% 5/12/39 (m)		100,000	104,341
Series 2007-C1 Class A4, 6.02% 6/12/50 (m)		7,199,517	7,947,378
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,467,144
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (m)		849,801	832,289
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (m)		2,024,000	2,086,527
Series 2006-4:
Class A2, 5.112% 12/12/49 (m)		1,029,916	1,037,080
Class ASB, 5.133% 12/12/49 (m)		1,636,000	1,739,018
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,764,773
Class A4, 5.378% 8/12/48		76,000	80,955
Class B, 5.479% 8/12/48		5,706,000	2,640,809
Series 2007-6:
Class A1, 5.175% 3/12/51		43,888	44,158
Class A4, 5.485% 3/12/51 (m)		14,650,000	15,796,723
Series 2007-7 Class A4, 5.81% 6/12/50 (m)		6,656,000	7,208,756
Series 2007-8 Class A1, 4.622% 8/12/49		247,330	249,239
Series 2006-4 Class XP, 0.829% 12/12/49 (m)(o)		34,448,107	606,101
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	972,348
Series 2007-7 Class B, 5.9352% 6/12/50 (m)		166,000	46,397
Series 2007-8 Class A3, 6.1636% 8/12/49 (m)		1,640,000	1,807,266
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.398% 7/15/19 (g)(m)		357,716	178,858
Class H, 0.578% 7/15/19 (g)(m)		191,742	190,879
Class J, 0.628% 7/15/19 (g)(m)		354,000	294,021
Series 2007-XCLA Class A1, 0.398% 7/17/17 (g)(m)		1,099,107	1,011,178
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (g)(m)		1,092,000	1,017,182
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.388% 10/15/20 (g)(m)		$ 667,354	$ 600,700
Class E, 0.448% 10/15/20 (g)(m)		834,661	741,479
Class F, 0.498% 10/15/20 (g)(m)		500,899	435,622
Class G, 0.538% 10/15/20 (g)(m)		619,188	492,651
Class H, 0.628% 10/15/20 (g)(m)		389,758	280,677
Class J, 0.778% 10/15/20 (g)(m)		444,903	233,797
Class MHRO, 0.888% 10/15/20 (g)(m)		595,092	511,779
Class MJPM, 1.198% 10/15/20 (g)(m)		28,251	25,709
Class NHRO, 1.088% 10/15/20 (g)(m)		903,133	740,569
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (g)(m)(o)		5,114,014	12,077
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		382,919	382,919
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,893,489
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	641,087
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		99,776	100,153
Class A31, 5.439% 2/12/44 (m)		964,000	1,001,711
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		267,142	268,808
Class A4, 5.364% 3/15/44		10,000,000	10,698,531
Series 2007-T25 Class A1, 5.391% 11/12/49		213,599	215,656
Series 1997-RR Class F, 7.4059% 4/30/39 (g)(m)		178,278	176,496
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		223,000	138,260
Series 1999-WF1:
Class N, 5.91% 11/15/31 (g)		210,000	176,371
Class O, 5.91% 11/15/31 (g)		292,859	106,282
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (g)(m)(o)		11,254,806	36,659
Series 2004-IQ7 Class E, 5.5438% 6/15/38 (g)(m)		120,000	104,400
Series 2004-RR2 Class C, 5.88% 10/28/33 (g)(m)		280,000	224,700
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (g)(m)(o)		20,117,996	135,042
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (g)(m)(o)		9,538,606	74,997
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (m)		1,200,616	1,212,675
Series 2006-IQ11:
Class A3, 5.8616% 10/15/42 (m)		2,565,765	2,672,201
Class A4, 5.8976% 10/15/42 (m)		570,000	632,859
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	726,478
Series 2006-T23 Class A3, 5.9755% 8/12/41 (m)		972,000	1,045,254
Series 2007-HQ12 Class A2, 5.7773% 4/12/49 (m)		12,042,908	12,357,648
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)		$ 2,852,000	$ 3,080,659
Class B, 5.9112% 4/15/49 (m)		469,000	262,640
Series 2011-C1 Class E, 5.4417% 9/15/47 (g)(m)		573,100	566,544
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9518% 2/23/34 (m)		466,000	524,102
Series 2001-TOP3 Class E, 7.278% 7/15/33 (g)(m)		150,000	153,202
Series 2003-TOP9 Class E, 5.7319% 11/13/36 (g)(m)		78,000	78,403
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (g)		538,100	573,960
Class G, 5% 8/20/30 (g)		361,875	372,556
Class J, 5% 8/20/30 (g)		195,000	198,335
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (g)		1,050,000	1,099,359
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		713,888	795,914
RBSCF Trust Series 2010-MB1 Class D, 4.8244% 4/15/24 (g)(m)		480,000	485,325
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (g)	CAD	107,000	84,770
Class G, 4.456% 9/12/38 (g)	CAD	54,000	40,780
Class H, 4.456% 9/12/38 (g)	CAD	36,000	25,324
Class J, 4.456% 9/12/38 (g)	CAD	36,000	23,529
Class K, 4.456% 9/12/38 (g)	CAD	18,000	10,282
Class L, 4.456% 9/12/38 (g)	CAD	26,000	13,748
Class M, 4.456% 9/12/38 (g)	CAD	128,859	36,930
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	89,251
Class G, 4.57% 4/12/23	CAD	42,000	28,396
Class H, 4.57% 4/12/23	CAD	42,000	27,117
Class J, 4.57% 4/12/23	CAD	42,000	25,907
Class K, 4.57% 4/12/23	CAD	21,000	12,382
Class L, 4.57% 4/12/23	CAD	63,000	35,522
Class M, 4.57% 4/12/23	CAD	185,000	47,211
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		130,358	129,995
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (g)(m)		200,000	205,022
Class E5, 6.5% 2/18/34 (g)(m)		900,000	927,396
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		$ 154,735	$ 156,651
Class F, 7.3% 10/12/34 (g)		473,000	480,034
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.983% 8/15/39 (m)		170,000	173,951
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		270,000	283,500
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.773% 7/15/24 (g)(m)		110,000	40,596
Class G, 0.773% 7/15/24 (g)(m)		200,000	62,569
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		180,000	190,739
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (g)(m)		1,276,330	1,225,328
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (g)(m)		1,770,598	1,507,284
Class F, 0.5371% 8/11/18 (g)(m)		1,877,987	1,532,469
Class G, 0.5571% 8/11/18 (g)(m)		1,779,101	1,207,798
Class J, 0.7971% 8/11/18 (g)(m)		395,545	215,591
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (g)(m)		140,220	105,165
Class AP2, 0.998% 6/15/20 (g)(m)		235,007	164,505
Class F, 0.678% 6/15/20 (g)(m)		4,565,501	3,743,711
Class LXR1, 0.898% 6/15/20 (g)(m)		233,916	198,828
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)		2,360,529	2,373,703
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,377,399
Series 2006-C27 Class A2, 5.624% 7/15/45		1,432,006	1,436,769
Series 2006-C29:
Class A1, 5.11% 11/15/48		151,519	151,758
Class A3, 5.313% 11/15/48		5,051,000	5,436,150
Series 2007-C30:
Class A3, 5.246% 12/15/43		1,633,000	1,672,612
Class A4, 5.305% 12/15/43		8,604,000	8,883,129
Class A5, 5.342% 12/15/43		2,036,000	2,157,946
Series 2007-C31 Class A4, 5.509% 4/15/47		4,299,000	4,565,041
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (m)		14,505,668	15,103,618
Class A3, 5.9317% 6/15/49 (m)		3,229,000	3,491,192
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(m)		903,000	907,268
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2004-C10 Class E, 4.931% 2/15/41		$ 340,000	$ 341,645
Series 2004-C11:
Class D, 5.5416% 1/15/41 (m)		360,000	349,224
Class E, 5.5916% 1/15/41 (m)		327,000	288,848
Series 2004-C12 Class D, 5.4841% 7/15/41 (m)		280,000	267,109
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	269,896
Class C, 5.21% 8/15/41		170,000	174,362
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(m)		1,464,000	1,467,660
Class 180B, 5.5782% 10/15/41 (g)(m)		666,000	666,000
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,796,525
Series 2005-C22:
Class B, 5.5358% 12/15/44 (m)		4,218,000	3,866,913
Class F, 5.5358% 12/15/44 (g)(m)		3,171,000	1,865,310
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,636,801
Series 2007-C30:
Class B, 5.463% 12/15/43 (m)		10,505,000	6,570,369
Class C, 5.483% 12/15/43 (m)		5,706,000	3,080,590
Class D, 5.513% 12/15/43 (m)		3,044,000	1,282,849
Class XP, 0.6357% 12/15/43 (g)(m)(o)		20,321,576	230,642
Series 2007-C31 Class C, 5.8836% 4/15/47 (m)		522,000	277,783
Series 2007-C32:
Class D, 5.9317% 6/15/49 (m)		1,431,000	683,385
Class E, 5.9317% 6/15/49 (m)		2,252,000	804,844
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (m)		19,259,000	20,986,397
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (g)(o)		10,192,000	395,348
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $715,068,593)			866,734,345
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,283,137
California Gen. Oblig.:
7.5% 4/1/34		5,600,000	6,522,208
7.55% 4/1/39		8,202,000	9,664,417
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		$ 6,825,000	$ 7,071,724
5.665% 3/1/18		5,425,000	5,721,965
5.877% 3/1/19		8,205,000	8,615,824
TOTAL MUNICIPAL SECURITIES (Cost $37,632,681)			40,879,275
Foreign Government and Government Agency Obligations - 1.6%

Arab Republic of Egypt:
5.75% 4/29/20 (g)		1,275,000	1,260,338
6.875% 4/30/40 (g)		985,000	925,900
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,463,136	3,030,244
0.4677% 8/3/12 (m)		9,582,500	9,312,560
2.5% 12/31/38 (e)		3,210,000	1,372,275
7% 9/12/13		6,320,000	6,418,311
7% 10/3/15		7,020,000	6,709,950
Aruba Government 6.4% 9/6/15 (g)		350,000	367,850
Bahamian Republic 6.95% 11/20/29 (g)		805,000	853,300
Barbados Government 7.25% 12/15/21 (g)		522,000	549,405
Belarus Republic:
8.75% 8/3/15 (Reg. S)		2,830,000	2,521,530
8.95% 1/26/18		1,360,000	1,180,480
Bermuda Government 5.603% 7/20/20 (g)		470,000	512,300
Brazilian Federative Republic:
5.625% 1/7/41		1,135,000	1,150,323
6% 9/15/13		166,667	174,583
7.125% 1/20/37		430,000	522,450
8.75% 2/4/25		545,000	760,275
10.125% 5/15/27		340,000	527,850
12.25% 3/6/30		505,000	911,525
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,340,000	1,574,500
Chilean Republic 7.125% 1/11/12		3,045,000	3,160,710
Colombian Republic:
6.125% 1/18/41		1,200,000	1,308,000
7.375% 9/18/37		2,130,000	2,678,475
10.375% 1/28/33		965,000	1,457,150
11.75% 2/25/20		950,000	1,467,750
Congo Republic 3% 6/30/29 (e)		1,562,750	1,015,788
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Croatia Republic:
6.375% 3/24/21 (g)		$ 1,725,000	$ 1,779,338
6.625% 7/14/20 (g)		1,155,000	1,223,145
6.75% 11/5/19 (g)		2,005,000	2,149,921
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (g)		1,760,000	1,760,000
7.4% 1/22/15 (g)		1,635,000	1,786,238
8.25% 10/24/12 (g)		695,000	743,650
Dominican Republic:
1.2156% 8/30/24 (m)		1,350,000	1,198,125
7.5% 5/6/21 (g)		1,140,000	1,197,000
9.04% 1/23/18 (g)		967,284	1,097,868
9.5% 9/27/11 (Reg. S)		558,255	567,327
El Salvador Republic:
7.375% 12/1/19 (g)		745,000	819,500
7.625% 2/1/41 (g)		525,000	538,125
7.65% 6/15/35 (Reg. S)		1,265,000	1,306,113
7.75% 1/24/23 (Reg. S)		1,070,000	1,217,125
8.25% 4/10/32 (Reg. S)		375,000	419,063
Gabonese Republic 8.2% 12/12/17 (g)		1,310,000	1,529,425
Georgia Republic 6.875% 4/12/21 (g)		1,245,000	1,282,350
Ghana Republic 8.5% 10/4/17 (g)		1,375,000	1,533,125
Hungarian Republic:
4.75% 2/3/15		880,000	906,400
6.25% 1/29/20		2,250,000	2,385,000
6.375% 3/29/21		2,283,000	2,394,296
7.625% 3/29/41		1,488,000	1,614,480
Indonesian Republic:
4.875% 5/5/21 (g)		545,000	553,856
5.875% 3/13/20 (g)		1,560,000	1,712,100
6.625% 2/17/37 (g)		1,100,000	1,223,750
6.875% 1/17/18 (g)		980,000	1,136,800
7.5% 1/15/16 (g)		485,000	572,300
7.75% 1/17/38 (g)		1,690,000	2,116,556
8.5% 10/12/35 (Reg. S)		1,360,000	1,819,000
11.625% 3/4/19 (g)		1,620,000	2,369,250
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		3,610,000	3,140,700
Ivory Coast 2.5% 12/31/32 (c)(e)		1,155,000	612,150
Jordanian Kingdom 3.875% 11/12/15		1,020,000	962,625
Kingdom Bahrain 5.5% 3/31/20		550,000	543,125
Lebanese Republic 4% 12/31/17		3,542,000	3,409,175
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lithuanian Republic:
5.125% 9/14/17 (g)		$ 430,000	$ 445,588
6.125% 3/9/21 (g)		885,000	950,269
6.75% 1/15/15 (g)		1,905,000	2,121,694
7.375% 2/11/20 (g)		2,235,000	2,609,363
Peruvian Republic:
3% 3/7/27 (e)		435,000	378,450
5.625% 11/18/50		1,715,000	1,612,100
7.35% 7/21/25		1,550,000	1,879,375
8.75% 11/21/33		2,715,000	3,692,400
Philippine Republic:
5.5% 3/30/26		515,000	518,863
6.375% 1/15/32		515,000	556,200
6.375% 10/23/34		760,000	820,800
6.5% 1/20/20		805,000	927,763
9.5% 2/2/30		260,000	371,150
9.5% 2/2/30		345,000	492,488
10.625% 3/16/25		595,000	893,988
Polish Government 3.875% 7/16/15		840,000	867,300
Provincia de Cordoba 12.375% 8/17/17 (g)		1,260,000	1,326,150
Provincia de Neuquen Argentina 7.875% 4/26/21 (g)		520,000	533,520
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,400,000	4,015,000
Republic of Nigeria 6.75% 1/28/21 (g)		1,555,000	1,617,200
Republic of Senegal 8.75% 5/13/21 (g)		900,000	942,750
Republic of Serbia 6.75% 11/1/24 (g)		6,624,001	6,657,121
Russian Federation:
3.625% 4/29/15 (g)		1,100,000	1,123,375
5% 4/29/20 (g)		1,900,000	1,947,500
7.5% 3/31/30 (Reg. S)		9,231,280	10,879,063
11% 7/24/18 (Reg. S)		335,000	474,863
12.75% 6/24/28 (Reg. S)		1,800,000	3,199,500
Turkish Republic:
5.625% 3/30/21		815,000	855,750
6% 1/14/41		350,000	342,650
6.75% 4/3/18		1,395,000	1,582,628
6.75% 5/30/40		805,000	870,406
6.875% 3/17/36		2,795,000	3,077,994
7% 9/26/16		1,360,000	1,555,840
7.25% 3/15/15		730,000	832,200
7.25% 3/5/38		1,400,000	1,608,250
7.375% 2/5/25		2,890,000	3,417,425
7.5% 7/14/17		1,285,000	1,508,590
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
7.5% 11/7/19		$ 745,000	$ 885,619
11.875% 1/15/30		860,000	1,457,700
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		840,000	877,800
Ukraine Government:
6.385% 6/26/12 (g)		1,535,000	1,582,585
6.75% 11/14/17 (g)		2,095,000	2,119,093
6.875% 9/23/15 (g)		1,080,000	1,118,880
7.65% 6/11/13 (g)		1,310,000	1,389,910
7.75% 9/23/20 (g)		1,430,000	1,465,750
7.95% 2/23/21 (g)		1,425,000	1,464,188
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	577,700
United Mexican States:
5.125% 1/15/20		820,000	881,500
5.625% 1/15/17		490,000	550,515
5.75% 10/12/10		964,000	899,894
6.05% 1/11/40		10,106,000	10,737,625
6.75% 9/27/34		720,000	835,200
7.5% 4/8/33		425,000	534,438
8.3% 8/15/31		420,000	573,300
Uruguay Republic:
6.875% 9/28/25		585,000	696,150
7.875% 1/15/33 pay-in-kind		1,570,000	1,950,725
8% 11/18/22		2,566,902	3,259,966
Venezuelan Republic:
6% 12/9/20		860,000	507,400
7% 3/31/38		815,000	457,623
8.5% 10/8/14		735,000	663,338
9% 5/7/23 (Reg. S)		2,650,000	1,809,950
9.25% 9/15/27		1,910,000	1,356,100
9.25% 5/7/28 (Reg. S)		1,000,000	685,000
9.375% 1/13/34		1,035,000	707,423
10.75% 9/19/13		690,000	679,650
12.75% 8/23/22		3,605,000	3,091,288
13.625% 8/15/18		2,328,000	2,223,240
Vietnamese Socialist Republic:
1.274% 3/12/16 (m)		826,087	784,782
4% 3/12/28 (e)		3,195,000	2,683,800
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (g)		$ 1,405,000	$ 1,464,713
6.875% 1/15/16 (g)		1,330,000	1,426,425
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $201,507,960)			221,247,659
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	258,288
Eurasian Development Bank 7.375% 9/29/14 (g)		1,100,000	1,215,500
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,337,709)			1,473,788
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g) (Cost $15)	1,517	15
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	62,000	3,106,200
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	700	18,638
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,381,115
TOTAL CONVERTIBLE PREFERRED STOCKS		4,505,953
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC LLC 7.00% (g)	3,095	$ 2,971,200
Real Estate Investment Trusts - 0.0%
CBL & Associates Properties, Inc. 7.375%	7,720	192,382
Corporate Office Properties Trust Series H, 7.50%	2	50
Equity Lifestyle Properties, Inc. 8.034%	22,162	566,682
Essex Property Trust, Inc. Series H 7.125%	9,354	239,462
Hersha Hospitality Trust Series B, 8.00%	10,300	254,307
LaSalle Hotel Properties Series H, 7.50%	10,000	249,400
PS Business Parks, Inc. 6.875%	10,000	251,800
Public Storage Series P, 6.50%	12,000	307,920
		2,062,003
TOTAL FINANCIALS		5,033,203
TOTAL PREFERRED STOCKS (Cost $9,118,215)		9,539,156
Floating Rate Loans - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1458% 12/27/14 (m)	$ 3,377,846	3,242,732
Tranche C, term loan 2.1386% 12/27/15 (m)	2,121,715	2,031,542
		5,274,274
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 0% 5/24/17 (m)	1,920,000	1,910,400
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (m)	2,134,650	2,131,982
Hotels, Restaurants & Leisure - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (m)	920,000	922,300
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,000,000
Harrah's Entertainment, Inc. Tranche B1, term loan 3.2738% 1/28/15 (m)	2,790,000	2,587,725
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Las Vegas Sands LLC:
Tranche B, term loan 3% 11/23/16 (m)	$ 2,436,050	$ 2,396,464
Tranche I, term loan 3% 11/23/16 (m)	500,506	491,122
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (m)	1,295,000	1,307,950
		8,705,561
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.8413% 1/29/16 (m)	5,481,432	4,803,105
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (m)	2,235,000	2,237,794
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,724,063
Univision Communications, Inc. term loan 4.4413% 3/31/17 (m)	3,361,098	3,243,459
		14,008,421
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (m)	2,075,000	2,056,844
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (m)	325,000	319,313
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (m)	341,550	340,696
		660,009
TOTAL CONSUMER DISCRETIONARY		34,747,491
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (m)	1,415,000	1,397,313
U.S. Foodservice term loan 5.75% 3/31/17 (m)	1,750,000	1,710,625
		3,107,938
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC:
Tranche B, term loan 6.25% 5/6/16 (m)	2,197,059	2,191,566
Tranche D, term loan 2.5% 5/6/16 (m)(q)	292,941	292,209
		2,483,775
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (m)	$ 3,710,400	$ 3,817,074
Capital Automotive LP term loan 5% 3/11/17 (m)	410,740	410,740
Fifth Third Processing Solutions Tranche B-1, term loan 0% 11/3/16 (m)	1,195,000	1,196,494
		5,424,308
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 0% 5/26/18 (m)	2,655,000	2,641,725
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (m)	2,795,000	2,767,050
US Airways Group, Inc. term loan 2.694% 3/23/14 (m)	1,040,347	955,819
		3,722,869
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (m)	545,000	536,825
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc.:
1st Lien, term loan 4.75% 5/9/17 (m)	665,000	666,663
2nd Lien, term loan 8.5% 5/9/18 (m)	830,000	843,488
		1,510,151
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (m)	636,764	639,948
TOTAL INDUSTRIALS		6,409,793
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Avaya, Inc. Tranche B 3LN, term loan 4.755% 10/26/17 (m)	1,970,000	1,913,363
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (m)	245,000	246,838
		2,160,201
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
First Data Corp.:
term loan 4.1948% 3/24/18 (m)	$ 4,173,711	$ 3,886,768
Tranche B1, term loan 2.9448% 9/24/14 (m)	444,167	415,296
		4,302,064
TOTAL INFORMATION TECHNOLOGY		6,462,265
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (m)	2,065,000	2,111,463
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (m)	1,475,000	1,480,531
TOTAL MATERIALS		3,591,994
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (m)	1,630,000	1,505,713
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 0% 5/24/19 (m)	1,630,000	1,648,419
Tranche B, term loan 0% 5/24/18 (m)	1,630,000	1,615,819
Intelsat Jackson Holdings SA term loan 3.2853% 2/1/14 (m)	2,425,000	2,379,531
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (m)	3,262,963	3,246,648
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (m)	2,270,000	2,275,675
		11,166,092
TOTAL TELECOMMUNICATION SERVICES		12,671,805
UTILITIES - 0.0%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7382% 10/10/17 (m)	785,000	617,206
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
AES Corp. Tranche B, term loan 0% 5/23/18 (m)	$ 375,000	$ 374,063
TOTAL UTILITIES		991,269
TOTAL FLOATING RATE LOANS (Cost $75,565,247)		78,532,363
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (m)	1,808,581	1,715,891
Goldman Sachs 1.25% 12/14/19 (m)	1,550,000	1,470,563
1.25% 12/14/19 (m)	119,571	113,443
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,970,615)		3,299,897
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,461,218)	2,243,000	2,554,939
Fixed-Income Funds - 23.2%
	Shares
Fidelity Floating Rate Central Fund (n)	3,991,906	408,411,918
Fidelity Mortgage Backed Securities Central Fund (n)	25,798,274	2,749,580,018
TOTAL FIXED-INCOME FUNDS (Cost $2,973,134,780)		3,157,991,936
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)(m) (Cost $636,902)	$ 1,312,000	1,256,379
Cash Equivalents - 5.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) # (b)	$ 96,208,374	$ 96,208,000
(Collateralized by U.S. Government Obligations) #	641,155,574	641,153,000
TOTAL CASH EQUIVALENTS (Cost $737,361,000)		737,361,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $13,197,748,578)		14,013,147,178
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(407,166,793)
NET ASSETS - 100%		$ 13,605,980,385
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (l)

	Sept. 2037	$ 2,516,511	$ (2,351,282)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (l)	Sept. 2037	2,893,988	(2,703,974)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (l)	Sept. 2037	1,761,558	(1,645,897)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (l)	Sept. 2037	4,529,720	(4,232,306)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (l)	Sept. 2037	1,635,732	(1,528,333)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (k)	August 2034	25,291	(14,039)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	24,821	(18,737)
TOTAL CREDIT DEFAULT SWAPS		$ 13,388,408	(12,495,310)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 200,000,000	$ 2,977,680
		$ 213,388,408	$ (9,517,630)
Currency Abbreviations
CAD - Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,068,876,484 or 7.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $862,783 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 690,044
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $292,941 and $292,209, respectively. The coupon rate will be determined at time of settlement.

(r) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,132,589.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$641,153,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 19,258,142
HSBC Securities (USA), Inc.	115,548,852
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,419,622
Mizuho Securities USA, Inc.	346,646,554
Societe Generale	36,609,651
Wells Fargo Securities LLC	92,670,179
$ 641,153,000
$96,208,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 62,666,117
Societe Generale	33,541,883
$ 96,208,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,184,744
Fidelity Floating Rate Central Fund	13,088,740
Fidelity Mortgage Backed Securities Central Fund	46,162,249
Total	$ 61,435,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ 175,194,123*	$ -	0.0%
Fidelity Floating Rate Central Fund	392,753,749	11,552,537	25,008,160	408,411,918	13.7%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	1,223,446,825	-	2,749,580,018	24.1%
Total	$ 2,056,140,835	$ 1,234,999,362	$ 200,202,283	$ 3,157,991,936
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,106,200	$ 3,106,200	$ -	$ -
Financials	5,051,856	2,062,003	2,989,838	15
Utilities	1,381,115	1,381,115	-	-
Corporate Bonds	3,110,019,915	-	3,108,787,212	1,232,703
U.S. Government and Government Agency Obligations	3,884,948,939	-	3,884,948,939	-
U.S. Government Agency - Mortgage Securities	1,314,998,664	-	1,314,998,664	-
Asset-Backed Securities	351,270,096	-	328,588,117	22,681,979
Collateralized Mortgage Obligations	231,038,812	-	227,597,035	3,441,777
Commercial Mortgage Securities	866,734,345	-	800,089,738	66,644,607
Municipal Securities	40,879,275	-	40,879,275	-
Foreign Government and Government Agency Obligations	221,247,659	-	220,694,626	553,033
Supranational Obligations	1,473,788	-	1,473,788	-
Floating Rate Loans	78,532,363	-	77,532,363	1,000,000
Sovereign Loan Participations	3,299,897	-	3,299,897	-
Bank Notes	2,554,939	-	2,554,939	-
Fixed-Income Funds	3,157,991,936	3,157,991,936	-	-
Preferred Securities	1,256,379	-	1,256,379	-
Cash Equivalents	737,361,000	-	737,361,000	-
Total Investments in Securities:	$ 14,013,147,178	$ 3,164,541,254	$ 10,753,051,810	$ 95,554,114
Derivative Instruments:
Assets
Swap Agreements	$ 2,977,680	$ -	$ 2,977,680	$ -
Liabilities
Swap Agreements	$ (12,495,310)	$ -	$ (12,461,792)	$ (33,518)
Total Derivative Instruments:	$ (9,517,630)	$ -	$ (9,484,112)	$ (33,518)
Other Financial Instruments:
Forward Commitments	$ (1,889,367)	$ -	$ (1,889,367)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	2,158,937
Total Unrealized Gain (Loss)	20,680,960
Cost of Purchases	13,473,204
Proceeds of Sales	(15,716,265)
Amortization/Accretion	1,482,795
Transfers in to Level 3	18,857,376
Transfers out of Level 3	(48,823,060)
Ending Balance	$ 95,554,114
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 22,030,939
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	4,680
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (33,518)
Realized gain (loss) on Swap Agreements for the period	$ 1,268
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 4,680

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $13,357,679,659. Net unrealized appreciation aggregated $655,467,519, of which $701,601,165 related to appreciated investment securities and $46,133,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $13,388,408 representing 0.10% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

May 31, 2011

1.800361.107

TBD-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 22.9%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Developers Diversified Realty Corp. 3% 3/15/12		$ 270,000	$ 269,663
Inland Real Estate Corp. 4.625% 11/15/26		233,000	233,583
			503,246
Nonconvertible Bonds - 22.9%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11		6,978,000	7,074,771
Dana Holding Corp.:
6.5% 2/15/19		575,000	575,000
6.75% 2/15/21		385,000	386,925
Delphi Corp.:
5.875% 5/15/19 (g)		990,000	987,525
6.125% 5/15/21 (g)		920,000	922,300
International Automotive Components Group SA 9.125% 6/1/18 (g)		970,000	994,250
Tenneco, Inc.:
6.875% 12/15/20		1,505,000	1,542,625
7.75% 8/15/18		1,400,000	1,501,500
			13,984,896
Automobiles - 0.0%
Automotores Gildemeister SA 8.25% 5/24/21 (g)		575,000	590,094
Chrysler Group LLC/CG Co.-Issuer, Inc.:
8% 6/15/19 (g)		1,070,000	1,070,000
8.25% 6/15/21 (g)		1,070,000	1,070,000
			2,730,094
Distributors - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21		790,000	815,675
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (g)		990,000	982,575
			1,798,250
Diversified Consumer Services - 0.0%
Visant Corp. 10% 10/1/17		1,320,000	1,392,600
Hotels, Restaurants & Leisure - 0.3%
Ameristar Casinos, Inc. 7.5% 4/15/21 (g)		1,620,000	1,688,850
Chukchansi Economic Development Authority 8% 11/15/13 (g)		765,000	631,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (g)		$ 1,895,000	$ 1,942,375
11.5% 1/15/17 pay-in-kind (g)(m)		590,000	633,160
FelCor Escrow Holdings, LLC 6.75% 6/1/19 (g)		2,675,000	2,664,835
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,635,000	1,765,800
Host Marriott LP 6.375% 3/15/15		250,000	255,625
ITT Corp. 7.375% 11/15/15		250,000	283,750
Las Vegas Sands Corp. 6.375% 2/15/15		1,170,000	1,194,863
MGM Mirage, Inc.:
6.625% 7/15/15		2,315,000	2,251,338
7.5% 6/1/16		2,160,000	2,106,000
7.625% 1/15/17		2,520,000	2,463,300
11.375% 3/1/18		1,490,000	1,713,500
NCL Corp. Ltd. 9.5% 11/15/18 (g)		1,125,000	1,212,188
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		465,000	499,875
yankee:
7.25% 6/15/16		3,985,000	4,283,875
7.5% 10/15/27		3,070,000	3,085,350
Times Square Hotel Trust 8.528% 8/1/26 (g)		636,096	730,838
Town Sports International Holdings, Inc. 11% 2/1/14		2,270,000	2,315,400
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		1,210,000	1,340,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		970,000	1,064,575
			34,126,697
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (g)		775,000	866,063
Fortune Brands, Inc.:
5.375% 1/15/16		1,770,000	1,922,855
5.875% 1/15/36		14,352,000	13,888,875
6.375% 6/15/14		10,434,000	11,636,758
KB Home 7.25% 6/15/18		575,000	543,375
Lennar Corp. 6.95% 6/1/18		1,955,000	1,930,563
Reliance Intermediate Holdings LP 9.5% 12/15/19 (g)		3,055,000	3,383,413
Standard Pacific Corp.:
8.375% 5/15/18		5,510,000	5,592,650
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
10.75% 9/15/16		$ 2,370,000	$ 2,761,050
Whirlpool Corp. 6.125% 6/15/11		845,000	846,507
			43,372,109
Leisure Equipment & Products - 0.0%
Eastman Kodak Co.:
9.75% 3/1/18 (g)		785,000	761,450
10.625% 3/15/19 (g)		2,525,000	2,512,375
			3,273,825
Media - 1.7%
Allbritton Communications Co. 8% 5/15/18		2,630,000	2,735,200
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	603,071
Cablevision Systems Corp.:
7.75% 4/15/18		1,440,000	1,569,600
8.625% 9/15/17		2,915,000	3,272,088
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (g)(m)		2,835,000	3,019,275
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (g)		8,280,000	8,818,200
Checkout Holding Corp. 0% 11/15/15 (g)		800,000	524,000
Citadel Broadcasting Corp. 7.75% 12/15/18 (g)		2,275,000	2,457,000
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,574,652
5.15% 3/1/20		435,000	468,187
5.7% 5/15/18		14,629,000	16,386,367
6.4% 3/1/40		4,490,000	4,894,203
6.45% 3/15/37		2,196,000	2,387,059
6.55% 7/1/39		9,000,000	9,949,608
COX Communications, Inc. 4.625% 6/1/13		4,467,000	4,753,844
CSC Holdings LLC 8.625% 2/15/19		565,000	648,338
Discovery Communications LLC:
3.7% 6/1/15		7,129,000	7,516,190
6.35% 6/1/40		6,392,000	6,892,046
Globo Comunicacoes e Participacoes SA 6.25% (e)(g)(h)		3,235,000	3,372,488
Houghton Mifflin Harcourt Publishing Co. 10.5% 6/1/19 (g)		920,000	924,600
Insight Communications, Inc. 9.375% 7/15/18 (g)		3,750,000	4,200,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.5% 3/15/19 (g)		$ 660,000	$ 686,400
NBC Universal, Inc.:
3.65% 4/30/15 (g)		3,514,000	3,694,630
5.15% 4/30/20 (g)		11,614,000	12,355,426
6.4% 4/30/40 (g)		18,278,000	19,859,778
Net Servicos de Comunicacao SA 7.5% 1/27/20		735,000	845,250
News America Holdings, Inc. 7.75% 12/1/45		170,000	207,599
News America, Inc.:
6.15% 3/1/37		2,970,000	3,078,396
6.15% 2/15/41 (g)		6,300,000	6,462,521
6.2% 12/15/34		5,330,000	5,535,647
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17		2,140,000	2,321,900
Nielsen Finance LLC/Nielsen Finance Co. 7.75% 10/15/18 (g)		2,770,000	2,977,750
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (g)		2,915,000	3,031,600
Quebecor Media, Inc.:
7.75% 3/15/16		4,032,000	4,173,120
7.75% 3/15/16		2,485,000	2,571,975
QVC, Inc. 7.125% 4/15/17 (g)		1,330,000	1,416,450
Time Warner Cable, Inc.:
5.4% 7/2/12		3,048,000	3,196,663
5.85% 5/1/17		7,607,000	8,511,617
6.2% 7/1/13		2,898,000	3,187,189
6.75% 7/1/18		13,763,000	15,999,942
Time Warner, Inc.:
3.15% 7/15/15		3,115,000	3,213,674
5.875% 11/15/16		368,000	421,261
6.2% 3/15/40		10,492,000	10,931,720
6.5% 11/15/36		9,243,000	9,962,170
Univision Communications, Inc. 6.875% 5/15/19 (g)		1,300,000	1,300,000
Viacom, Inc.:
3.5% 4/1/17		7,993,000	8,150,046
6.75% 10/5/37		1,460,000	1,649,162
			223,707,902
Multiline Retail - 0.0%
Sears Holdings Corp. 6.625% 10/15/18 (g)		3,775,000	3,473,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.1%
AutoNation, Inc. 6.75% 4/15/18		$ 2,040,000	$ 2,136,900
J. Crew Group, Inc. 8.125% 3/1/19 (g)		1,150,000	1,112,625
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (g)		1,830,000	1,958,100
RadioShack Corp. 6.75% 5/15/19 (g)		1,995,000	1,997,594
Staples, Inc. 7.375% 10/1/12		554,000	594,995
Toys 'R' Us, Inc. 7.375% 9/1/16 (g)		1,200,000	1,245,000
			9,045,214
TOTAL CONSUMER DISCRETIONARY			336,904,587
CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13		8,433,000	8,652,764
5.375% 11/15/14		1,207,000	1,351,548
Cerveceria Nacional Dominicana C por A 8% 3/27/14 (Reg. S)		225,000	232,875
Diageo Capital PLC 5.2% 1/30/13		1,037,000	1,110,635
FBG Finance Ltd. 5.125% 6/15/15 (g)		3,662,000	4,000,929
Pernod-Ricard SA 5.75% 4/7/21 (g)		2,220,000	2,347,690
			17,696,441
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		155,000	130,588
8% 5/1/31		1,225,000	1,071,875
BFF International Ltd. 7.25% 1/28/20 (g)		700,000	768,250
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (g)		1,140,000	1,182,750
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		1,930,000	1,997,550
CVS Caremark Corp.:
4.125% 5/15/21		11,875,000	11,679,573
6.302% 6/1/37 (m)		2,088,000	2,067,120
SUPERVALU, Inc. 8% 5/1/16		865,000	897,438
Tops Markets LLC 10.125% 10/15/15		2,550,000	2,747,625
			22,542,769
Food Products - 0.4%
Cargill, Inc. 6% 11/27/17 (g)		9,457,000	10,943,640
Gruma SAB de CV 7.75%		885,000	887,213
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.:
5.375% 2/10/20		$ 10,631,000	$ 11,636,905
5.625% 11/1/11		588,000	599,979
6.125% 2/1/18		10,623,000	12,221,241
6.5% 8/11/17		10,238,000	12,023,098
6.75% 2/19/14		540,000	613,436
Sigma Alimentos SA de CV 5.625% 4/14/18 (g)		535,000	545,031
			49,470,543
Personal Products - 0.0%
NBTY, Inc. 9% 10/1/18 (g)		2,065,000	2,219,875
Tobacco - 0.4%
Altria Group, Inc.:
8.5% 11/10/13		326,000	380,310
9.7% 11/10/18		23,631,000	31,558,279
Philip Morris International, Inc.:
4.875% 5/16/13		9,347,000	10,055,914
5.65% 5/16/18		7,161,000	8,163,153
Reynolds American, Inc.:
6.75% 6/15/17		3,719,000	4,350,025
7.25% 6/15/37		5,056,000	5,652,563
			60,160,244
TOTAL CONSUMER STAPLES			152,089,872
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Calfrac Holdings LP 7.5% 12/1/20 (g)		1,570,000	1,624,950
DCP Midstream LLC 5.35% 3/15/20 (g)		8,816,000	9,418,759
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,326,071
6.5% 4/1/20		738,000	847,279
Expro Finance Luxembourg SCA 8.5% 12/15/16 (g)		3,230,000	3,149,250
Exterran Holdings, Inc. 7.25% 12/1/18 (g)		2,250,000	2,317,500
Forbes Energy Services Ltd. 9% 6/15/19 (g)		695,000	696,738
Noble Holding International Ltd. 3.45% 8/1/15		632,000	656,640
Oil States International, Inc. 6.5% 6/1/19 (g)		710,000	714,473
Precision Drilling Corp. 6.625% 11/15/20 (g)		1,890,000	1,956,150
Unit Corp. 6.625% 5/15/21		810,000	818,100
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Weatherford International Ltd.:
4.95% 10/15/13		$ 2,173,000	$ 2,327,042
5.15% 3/15/13		2,840,000	3,016,767
			38,869,719
Oil, Gas & Consumable Fuels - 2.8%
Adaro Indonesia PT 7.625% 10/22/19 (g)		1,165,000	1,294,606
Afren PLC 11.5% 2/1/16 (g)		795,000	876,488
Alpha Natural Resources, Inc.:
6% 6/1/19		1,225,000	1,235,719
6.25% 6/1/21		835,000	849,613
Anadarko Petroleum Corp.:
5.95% 9/15/16		485,000	548,037
6.375% 9/15/17		19,790,000	22,754,126
Antero Resources Finance Corp. 9.375% 12/1/17		2,915,000	3,177,350
BW Group Ltd. 6.625% 6/28/17 (g)		3,688,000	3,727,676
Canadian Natural Resources Ltd.:
5.15% 2/1/13		5,610,000	5,986,251
5.7% 5/15/17		16,295,000	18,773,649
ConocoPhillips:
4.6% 1/15/15		10,000,000	11,104,420
5.75% 2/1/19		2,930,000	3,414,889
CONSOL Energy, Inc.:
8% 4/1/17		2,320,000	2,534,600
8.25% 4/1/20		650,000	716,625
Denbury Resources, Inc. 6.375% 8/15/21		1,710,000	1,731,375
Drummond Co., Inc.:
7.375% 2/15/16		5,865,000	5,982,300
9% 10/15/14 (g)		2,555,000	2,701,913
DTEK Finance BV 9.5% 4/28/15 (g)		500,000	538,100
Duke Capital LLC 6.25% 2/15/13		1,000,000	1,082,183
Duke Energy Field Services:
5.375% 10/15/15 (g)		1,524,000	1,698,259
6.45% 11/3/36 (g)		1,801,000	1,929,235
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,330,333
EnCana Holdings Finance Corp. 5.8% 5/1/14		3,602,000	4,030,353
Energy Transfer Equity LP 7.5% 10/15/20		2,155,000	2,327,400
Enterprise Products Operating LP:
5.6% 10/15/14		483,000	539,028
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Enterprise Products Operating LP: - continued
5.65% 4/1/13		$ 697,000	$ 751,425
Frontier Oil Corp.:
6.875% 11/15/18		485,000	506,825
8.5% 9/15/16		1,950,000	2,110,875
Gulf South Pipeline Co. LP 5.75% 8/15/12 (g)		4,818,000	5,030,715
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (g)		221,000	261,909
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (g)		850,000	906,844
7% 5/5/20 (g)		1,380,000	1,545,600
8.375% 7/2/13 (g)		1,420,000	1,577,975
9.125% 7/2/18 (g)		1,855,000	2,300,200
11.75% 1/23/15 (g)		1,860,000	2,343,600
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (g)		990,000	982,575
7.75% 2/1/21 (g)		1,950,000	2,047,500
8.625% 4/15/20		2,685,000	2,940,075
Marathon Petroleum Corp. 5.125% 3/1/21 (g)		6,178,000	6,444,488
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (g)		10,834,000	11,918,646
Motiva Enterprises LLC:
5.75% 1/15/20 (g)		4,187,000	4,716,806
6.85% 1/15/40 (g)		13,582,000	16,186,674
Naftogaz of Ukraine NJSC 9.5% 9/30/14		1,450,000	1,592,825
Nakilat, Inc. 6.067% 12/31/33 (g)		1,975,000	2,004,625
Nexen, Inc.:
5.2% 3/10/15		1,133,000	1,245,006
5.875% 3/10/35		240,000	235,754
6.2% 7/30/19		603,000	685,894
6.4% 5/15/37		13,102,000	13,549,407
NGPL PipeCo LLC 6.514% 12/15/12 (g)		10,209,000	10,765,391
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (g)		555,000	568,875
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		500,000	423,750
8.125% 3/30/18		2,530,000	2,466,750
Pacific Rubiales Energy Corp. 8.75% 11/10/16		1,093,000	1,246,020
Pan American Energy LLC 7.875% 5/7/21 (g)		4,020,000	4,261,200
Pemex Project Funding Master Trust 6.625% 6/15/35		945,000	973,350
Pertamina Persero PT:
5.25% 5/23/21 (g)		815,000	808,888
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pertamina Persero PT: - continued
6.5% 5/27/41 (g)		$ 595,000	$ 589,050
Petro-Canada:
6.05% 5/15/18		3,850,000	4,419,735
6.8% 5/15/38		8,950,000	10,441,526
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16		10,192,000	10,430,004
5.75% 1/20/20		16,941,000	17,967,930
6.875% 1/20/40		7,392,000	8,020,320
7.875% 3/15/19		10,517,000	12,689,286
8.375% 12/10/18		420,000	514,728
Petrohawk Energy Corp.:
6.25% 6/1/19 (g)		1,840,000	1,826,200
7.25% 8/15/18		4,420,000	4,635,475
7.875% 6/1/15		1,485,000	1,566,675
Petroleos de Venezuela SA:
4.9% 10/28/14		1,850,000	1,364,375
5.25% 4/12/17		1,385,000	841,388
5.375% 4/12/27		5,310,000	2,535,525
5.5% 4/12/37		2,670,000	1,248,225
8% 11/17/13 (g)		430,000	394,095
8.5% 11/2/17 (g)		1,480,000	1,058,200
12.75% 2/17/22 (g)		3,580,000	2,783,450
Petroleos Mexicanos:
5.5% 1/21/21		500,000	520,000
6% 3/5/20		1,108,000	1,200,518
6.625% (g)(h)		1,775,000	1,782,100
8% 5/3/19		420,000	514,500
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		957,917	979,470
Pioneer Natural Resources Co. 6.65% 3/15/17		4,605,000	5,019,450
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15		5,869,000	6,185,580
4.25% 9/1/12		485,000	503,553
5% 2/1/21		3,410,000	3,547,563
6.125% 1/15/17		6,185,000	6,987,584
Plains Exploration & Production Co. 10% 3/1/16		1,340,000	1,507,500
Quicksilver Resources, Inc.:
7.125% 4/1/16		2,960,000	2,915,600
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc.: - continued
11.75% 1/1/16		$ 2,255,000	$ 2,610,163
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (g)		2,235,000	2,450,119
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (g)		4,773,000	4,951,988
5.5% 9/30/14 (g)		6,670,000	7,270,300
5.832% 9/30/16 (g)		1,407,838	1,534,543
6.332% 9/30/27 (g)		1,840,000	1,975,866
6.75% 9/30/19 (g)		4,366,000	5,009,985
Rockies Express Pipeline LLC 6.25% 7/15/13 (g)		3,392,000	3,649,086
Ship Finance International Ltd. 8.5% 12/15/13		2,065,000	2,085,650
Southeast Supply Header LLC 4.85% 8/15/14 (g)		367,000	392,260
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	337,602
Suncor Energy, Inc. 6.1% 6/1/18		11,154,000	12,863,194
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (g)		685,000	674,725
7.875% 10/15/18 (g)		2,205,000	2,293,200
TNK-BP Finance SA 7.5% 7/18/16		890,000	1,010,862
Venoco, Inc. 8.875% 2/15/19 (g)		1,745,000	1,762,450
Western Gas Partners LP 5.375% 6/1/21		11,663,000	12,059,309
XTO Energy, Inc.:
4.9% 2/1/14		267,000	293,762
5% 1/31/15		1,749,000	1,962,305
5.65% 4/1/16		1,200,000	1,397,570
YPF SA 10% 11/2/28		750,000	870,000
			386,729,539
TOTAL ENERGY			425,599,258
FINANCIALS - 9.7%
Capital Markets - 1.4%
Bear Stearns Companies, Inc. 5.3% 10/30/15		1,685,000	1,862,626
BlackRock, Inc. 4.25% 5/24/21		5,000,000	4,988,445
Equinox Holdings, Inc. 9.5% 2/1/16 (g)		2,020,000	2,161,400
Goldman Sachs Group, Inc.:
3.7% 8/1/15		10,365,000	10,523,864
5.625% 1/15/17		3,200,000	3,437,770
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
5.95% 1/18/18		$ 4,975,000	$ 5,389,636
6% 6/15/20		2,000,000	2,149,342
6.15% 4/1/18		5,405,000	5,926,226
6.25% 2/1/41		8,605,000	8,697,237
6.75% 10/1/37		9,643,000	9,689,161
Janus Capital Group, Inc. 5.875% 9/15/11 (e)		3,067,000	3,094,572
JPMorgan Chase Capital XX 6.55% 9/29/36		17,904,000	18,360,982
JPMorgan Chase Capital XXV 6.8% 10/1/37		7,405,000	7,573,841
Lazard Group LLC:
6.85% 6/15/17		4,817,000	5,391,379
7.125% 5/15/15		1,717,000	1,934,913
Merrill Lynch & Co., Inc.:
5.45% 2/5/13		13,533,000	14,407,949
6.4% 8/28/17		7,843,000	8,801,070
6.875% 4/25/18		8,013,000	9,131,807
Morgan Stanley:
4% 7/24/15		9,153,000	9,477,803
4.75% 4/1/14		5,820,000	6,136,369
5.625% 9/23/19		12,714,000	13,273,147
5.95% 12/28/17		5,186,000	5,689,659
6% 5/13/14		14,113,000	15,493,251
6% 4/28/15		1,414,000	1,569,093
6.625% 4/1/18		16,118,000	18,143,420
			193,304,962
Commercial Banks - 1.8%
African Export-Import Bank 8.75% 11/13/14		1,140,000	1,273,950
Akbank T.A.S. 5.125% 7/22/15 (g)		865,000	866,081
Banco Bradesco SA 5.9% 1/16/21 (g)		620,000	615,350
Banco de Credito del Peru:
4.75% 3/16/16 (g)		875,000	864,063
5.375% 9/16/20 (g)		960,000	919,200
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (g)		500,000	490,000
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (g)		520,000	538,850
Banco Votorantim SA 5.25% 2/11/16 (g)		835,000	843,350
BanColombia SA:
4.25% 1/12/16 (g)		515,000	515,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
BanColombia SA: - continued
5.95% 6/3/21 (g)		$ 575,000	$ 577,875
6.125% 7/26/20		515,000	518,863
Bank of America NA:
5.3% 3/15/17		4,209,000	4,450,453
6.1% 6/15/17		382,000	420,414
BB&T Capital Trust IV 6.82% 6/12/77 (m)		2,330,000	2,382,425
Bbva Bancomer SA 4.5% 3/10/16 (g)		550,000	551,375
BBVA Paraguay SA 9.75% 2/11/16 (g)		1,145,000	1,250,913
CIT Group, Inc.:
7% 5/1/14		897,359	910,820
7% 5/1/15		3,689,117	3,716,785
7% 5/1/16		2,651,861	2,658,491
7% 5/1/17		3,534,604	3,543,441
Credit Suisse New York Branch 6% 2/15/18		16,785,000	18,475,333
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (g)(m)		4,686,000	4,627,425
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (g)		495,000	520,988
Development Bank of Philippines:
5.5% 3/25/21		510,000	503,625
8.375% (h)(m)		1,655,000	1,837,050
Discover Bank 8.7% 11/18/19		12,480,000	15,570,797
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		595,000	583,100
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		5,340,000	5,380,050
Export-Import Bank of Korea:
5.25% 2/10/14 (g)		565,000	607,926
5.5% 10/17/12		2,813,000	2,959,090
Fifth Third Bancorp:
3.625% 1/25/16		5,953,000	6,089,419
4.5% 6/1/18		798,000	796,481
8.25% 3/1/38		4,667,000	5,821,578
Fifth Third Bank 4.75% 2/1/15		1,329,000	1,412,655
Fifth Third Capital Trust IV 6.5% 4/15/67 (m)		6,016,000	5,970,880
HBOS PLC 6.75% 5/21/18 (g)		6,067,000	6,123,023
HSBK (Europe) BV:
7.25% 5/3/17 (g)		510,000	527,850
9.25% 10/16/13 (g)		1,670,000	1,837,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc. 7% 12/15/20		$ 2,851,000	$ 3,286,402
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,719,251
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (g)		510,000	522,750
KeyBank NA:
5.45% 3/3/16		3,939,000	4,301,483
5.8% 7/1/14		9,490,000	10,452,153
6.95% 2/1/28		1,977,000	2,240,327
KeyCorp. 5.1% 3/24/21		5,572,000	5,799,326
Korea Development Bank 4% 9/9/16		525,000	539,648
Manufacturers & Traders Trust Co. 1.8045% 4/1/13 (m)		720,797	720,938
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,883,503
5% 1/17/17		7,056,000	7,677,676
5.25% 9/4/12		3,162,000	3,290,776
Regions Bank:
6.45% 6/26/37		10,658,000	9,952,440
7.5% 5/15/18		8,822,000	9,548,007
Regions Financial Corp.:
0.4785% 6/26/12 (m)		338,000	328,735
5.75% 6/15/15		2,005,000	2,050,113
7.75% 11/10/14		6,404,000	7,020,705
RSHB Capital SA:
6% 6/3/21 (g)		555,000	558,469
9% 6/11/14 (g)		405,000	469,152
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (m)		575,000	500,250
SunTrust Banks, Inc. 3.6% 4/15/16		9,501,000	9,727,637
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		1,335,000	1,228,200
Trade & Development Bank of Mong LLC 8.5% 10/25/13		555,000	577,200
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (g)(m)		545,000	547,044
6.25% 4/20/21 (g)		850,000	834,063
Turkiye Is Bankasi AS 5.1% 2/1/16 (g)		910,000	905,450
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (g)(m)		2,162,000	2,166,873
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
UnionBanCal Corp. 5.25% 12/16/13		$ 826,000	$ 892,044
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		1,625,000	1,803,750
Wachovia Bank NA:
4.8% 11/1/14		372,000	403,446
4.875% 2/1/15		1,756,000	1,902,048
6.6% 1/15/38		9,000,000	10,384,920
Wachovia Corp.:
5.625% 10/15/16		4,239,000	4,734,832
5.75% 6/15/17		2,933,000	3,331,765
Wells Fargo & Co.:
3.625% 4/15/15		5,893,000	6,220,203
3.676% 6/15/16		4,301,000	4,469,453
3.75% 10/1/14		4,016,000	4,275,257
			248,818,258
Consumer Finance - 1.0%
Ally Financial, Inc.:
3.4658% 2/11/14 (m)		2,895,000	2,887,763
4.5% 2/11/14		2,770,000	2,776,925
6.25% 12/1/17 (g)		2,735,000	2,782,863
7.5% 9/15/20		1,555,000	1,675,606
Capital One Financial Corp. 5.7% 9/15/11		5,251,000	5,327,371
Discover Financial Services:
6.45% 6/12/17		10,366,000	11,663,688
10.25% 7/15/19		11,672,000	15,564,344
Ford Motor Credit Co. LLC:
5% 5/15/18		2,120,000	2,093,500
12% 5/15/15		3,440,000	4,377,400
General Electric Capital Corp.:
2.25% 11/9/15		314,000	309,729
4.625% 1/7/21		8,600,000	8,726,712
5.625% 9/15/17		5,858,000	6,547,106
5.625% 5/1/18		25,000,000	27,642,850
5.875% 1/14/38		14,000,000	14,568,064
6.375% 11/15/67 (m)		9,000,000	9,360,000
GMAC LLC 8% 12/31/18		975,000	1,074,938
Household Finance Corp. 6.375% 10/15/11		2,320,000	2,370,680
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
HSBC Finance Corp. 5.9% 6/19/12		$ 578,000	$ 608,109
National Money Mart Co. 10.375% 12/15/16		2,975,000	3,324,563
SLM Corp. 0.5038% 10/25/11 (m)		12,343,000	12,312,809
			135,995,020
Diversified Financial Services - 2.1%
Aquarius Investments Luxemburg 8.25% 2/18/16		1,025,000	1,094,188
Bank of America Corp. 5.75% 12/1/17		26,090,000	28,295,466
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		840,000	865,200
BP Capital Markets PLC:
3.125% 10/1/15		10,828,000	11,089,929
3.625% 5/8/14		711,000	748,079
4.5% 10/1/20		650,000	665,718
4.742% 3/11/21		8,800,000	9,106,302
Capital One Capital V 10.25% 8/15/39		5,267,000	5,602,771
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19		3,335,000	3,401,700
7% 1/15/19 (g)		725,000	735,875
7.25% 10/30/17		3,055,000	3,177,200
7.875% 4/30/18		865,000	916,900
CDW LLC/CDW Finance Corp. 8% 12/15/18 (g)		2,230,000	2,386,100
CIT Group, Inc.:
5.25% 4/1/14 (g)		1,765,000	1,787,063
6.625% 4/1/18 (g)		1,765,000	1,888,550
Citigroup, Inc.:
4.75% 5/19/15		32,881,000	35,277,334
5.5% 4/11/13		13,549,000	14,492,579
6.125% 5/15/18		16,051,000	17,905,934
6.5% 8/19/13		13,174,000	14,483,100
City of Buenos Aires 12.5% 4/6/15 (g)		2,725,000	3,079,250
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (g)		520,000	552,630
General Motors Financial Co., Inc. 6.75% 6/1/18 (g)		1,500,000	1,518,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		4,100,000	4,212,750
8% 1/15/18		3,515,000	3,620,450
ILFC E-Capital Trust II 6.25% 12/21/65 (g)(m)		1,250,000	1,068,750
Indo Energy Finance BV 7% 5/7/18 (g)		525,000	546,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
3.4% 6/24/15		$ 642,000	$ 663,642
4.25% 10/15/20		10,500,000	10,329,218
4.625% 5/10/21		17,000,000	17,060,775
4.95% 3/25/20		17,148,000	17,880,580
LBI Escrow Corp. 8% 11/1/17 (g)		2,545,000	2,869,488
Myriad International Holding BV 6.375% 7/28/17 (g)		505,000	547,294
NSG Holdings II, LLC 7.75% 12/15/25 (g)		9,115,000	9,069,425
Offshore Group Investment Ltd.:
11.5% 8/1/15		3,155,000	3,470,500
11.5% 8/1/15 (g)		320,000	352,000
ORIX Corp. 5.48% 11/22/11		385,000	392,316
PHH Corp. 9.25% 3/1/16		1,610,000	1,787,100
Prime Property Funding, Inc.:
5.125% 6/1/15 (g)		1,359,000	1,423,201
5.5% 1/15/14 (g)		867,000	933,259
5.7% 4/15/17 (g)		2,115,000	2,218,017
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (g)		815,000	894,463
SB Capital SA 5.4% 3/24/17 (Reg. S)		540,000	561,938
Sunwest Management, Inc. 7.9726% 2/10/15		364,436	320,703
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		778,000	788,698
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,682,501
5.15% 3/15/20		3,761,000	4,034,662
TMK Capital SA:
7.75% 1/27/18		525,000	549,281
10% 7/29/11		1,200,000	1,212,960
TransCapitalInvest Ltd. 5.67% 3/5/14 (g)		4,317,000	4,619,190
Transportation Union LLC/Transportation Union Financing Corp. 11.375% 6/15/18		2,310,000	2,656,500
UPCB Finance III Ltd. 6.625% 7/1/20 (g)		2,270,000	2,264,325
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (g)		605,000	626,175
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (g)(m)		5,435,266	6,418,407
ZFS Finance USA Trust II 6.45% 12/15/65 (g)(m)		5,755,000	6,013,975
ZFS Finance USA Trust IV 5.875% 5/9/62 (g)(m)		1,673,000	1,690,533
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
ZFS Finance USA Trust V 6.5% 5/9/67 (g)(m)		$ 3,125,000	$ 3,226,563
Zhaikmunai Finance BV 10.5% 10/19/15 (g)		1,535,000	1,653,963
			277,730,220
Insurance - 1.4%
Allstate Corp.:
5.55% 5/9/35		7,505,000	7,536,176
6.2% 5/16/14		6,893,000	7,839,512
Aon Corp.:
3.125% 5/27/16		5,721,000	5,748,695
3.5% 9/30/15		4,451,000	4,595,925
5% 9/30/20		4,928,000	5,102,170
6.25% 9/30/40		3,160,000	3,402,745
Assurant, Inc. 5.625% 2/15/14		2,384,000	2,560,924
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	607,155
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (g)(m)		1,859,000	1,951,950
Hartford Financial Services Group, Inc. 5.375% 3/15/17		194,000	208,457
Liberty Mutual Group, Inc.:
5% 6/1/21 (g)		11,772,000	11,571,923
6.5% 3/15/35 (g)		741,000	745,382
Massachusetts Mutual Life Insurance Co. 8.875% 6/1/39 (g)		4,045,000	5,830,932
MetLife, Inc.:
2.375% 2/6/14		6,865,000	7,006,083
4.75% 2/8/21		4,032,000	4,151,654
5% 6/15/15		1,163,000	1,278,618
5.875% 2/6/41		3,113,000	3,277,516
6.125% 12/1/11		990,000	1,017,347
6.75% 6/1/16		7,610,000	8,989,229
Metropolitan Life Global Funding I:
5.125% 4/10/13 (g)		559,000	596,664
5.125% 6/10/14 (g)		6,751,000	7,391,596
Monumental Global Funding II 5.65% 7/14/11 (g)		2,060,000	2,068,650
Monumental Global Funding III 5.5% 4/22/13 (g)		2,746,000	2,930,089
New York Life Insurance Co. 6.75% 11/15/39 (g)		3,590,000	4,253,087
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)		5,682,000	6,277,894
Pacific Life Global Funding 5.15% 4/15/13 (g)		12,118,000	12,887,239
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Insurance - continued
Pacific Life Insurance Co. 9.25% 6/15/39 (g)		$ 5,674,000	$ 7,739,699
Pacific LifeCorp 6% 2/10/20 (g)		6,323,000	6,924,564
Prudential Financial, Inc.:
3.625% 9/17/12		11,000,000	11,355,905
4.75% 9/17/15		11,000,000	11,935,902
5.15% 1/15/13		2,966,000	3,138,025
7.375% 6/15/19		3,230,000	3,873,797
8.875% 6/15/38 (m)		1,915,000	2,326,725
QBE Insurance Group Ltd. 5.647% 7/1/23 (g)(m)		320,000	312,466
Symetra Financial Corp. 6.125% 4/1/16 (g)		6,375,000	6,696,804
The Chubb Corp. 5.75% 5/15/18		4,035,000	4,622,435
Unum Group:
5.625% 9/15/20		5,753,000	6,103,835
7.125% 9/30/16		587,000	683,385
			185,541,154
Real Estate Investment Trusts - 0.5%
AvalonBay Communities, Inc.:
4.95% 3/15/13		367,000	389,991
5.5% 1/15/12		2,071,000	2,129,736
BRE Properties, Inc. 5.5% 3/15/17		661,000	727,440
Camden Property Trust:
5.375% 12/15/13		4,073,000	4,387,550
5.875% 11/30/12		670,000	710,090
Developers Diversified Realty Corp.:
4.75% 4/15/18		4,841,000	4,838,250
5.375% 10/15/12		5,101,000	5,284,294
7.5% 4/1/17		5,574,000	6,475,054
7.875% 9/1/20		323,000	377,760
Duke Realty LP:
4.625% 5/15/13		1,106,000	1,162,511
5.875% 8/15/12		1,017,000	1,070,168
Equity One, Inc.:
6% 9/15/17		890,000	953,121
6.25% 12/15/14		6,140,000	6,733,413
6.25% 1/15/17		494,000	536,197
Federal Realty Investment Trust:
5.4% 12/1/13		441,000	477,152
5.9% 4/1/20		2,504,000	2,781,265
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Federal Realty Investment Trust: - continued
6% 7/15/12		$ 3,658,000	$ 3,846,874
6.2% 1/15/17		620,000	706,349
HMB Capital Trust V 3.9095% 12/15/36 (c)(g)(m)		270,000	0
HRPT Properties Trust:
5.75% 11/1/15		890,000	962,468
6.25% 6/15/17		1,232,000	1,362,857
6.65% 1/15/18		867,000	978,475
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)		1,760,000	1,775,312
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		1,260,000	1,260,000
7% 1/15/16		3,060,000	3,155,625
Senior Housing Properties Trust:
6.75% 4/15/20		940,000	1,025,496
8.625% 1/15/12		250,000	260,005
UDR, Inc. 5.5% 4/1/14		5,222,000	5,583,968
Washington (REIT):
5.25% 1/15/14		322,000	347,738
5.95% 6/15/11		4,601,000	4,607,552
			64,906,711
Real Estate Management & Development - 1.3%
AMB Property LP 5.9% 8/15/13		2,580,000	2,738,231
Arden Realty LP 5.2% 9/1/11		1,670,000	1,688,751
BioMed Realty LP:
3.85% 4/15/16		11,000,000	11,154,902
6.125% 4/15/20		3,429,000	3,708,697
Brandywine Operating Partnership LP:
5.7% 5/1/17		7,049,000	7,652,789
5.75% 4/1/12		2,972,000	3,081,084
CB Richard Ellis Services, Inc. 6.625% 10/15/20		1,945,000	2,042,250
Colonial Properties Trust 6.875% 8/15/12		5,706,000	5,931,918
Colonial Realty LP 6.05% 9/1/16		2,000,000	2,091,190
Digital Realty Trust LP:
4.5% 7/15/15		4,981,000	5,208,950
5.25% 3/15/21		5,708,000	5,804,397
Duke Realty LP:
5.4% 8/15/14		5,561,000	6,037,072
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Duke Realty LP: - continued
5.625% 8/15/11		$ 4,450,000	$ 4,489,018
5.95% 2/15/17		1,109,000	1,226,341
6.25% 5/15/13		14,494,000	15,715,076
6.5% 1/15/18		3,795,000	4,313,940
6.75% 3/15/20		10,379,000	11,892,466
8.25% 8/15/19		75,000	92,378
ERP Operating LP:
4.75% 7/15/20		7,700,000	7,981,150
5.25% 9/15/14		1,310,000	1,444,647
5.375% 8/1/16		2,768,000	3,062,612
5.5% 10/1/12		3,690,000	3,902,522
5.75% 6/15/17		11,387,000	12,839,537
Forest City Enterprises, Inc.:
6.5% 2/1/17		250,000	237,500
7.625% 6/1/15		100,000	100,000
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	673,696
Host Hotels & Resorts, Inc.:
5.875% 6/15/19 (g)		150,000	150,750
6% 11/1/20		900,000	900,000
Liberty Property LP:
4.75% 10/1/20		11,627,000	11,872,132
5.125% 3/2/15		1,405,000	1,537,243
5.5% 12/15/16		1,891,000	2,090,170
6.625% 10/1/17		4,835,000	5,625,155
Mack-Cali Realty LP 7.75% 8/15/19		700,000	862,610
Post Apartment Homes LP 6.3% 6/1/13		3,812,000	4,096,482
Realogy Corp. 7.875% 2/15/19 (g)		2,125,000	2,143,488
Reckson Operating Partnership LP 6% 3/31/16		3,651,000	3,970,295
Regency Centers LP:
4.95% 4/15/14		611,000	649,527
5.25% 8/1/15		2,133,000	2,324,688
5.875% 6/15/17		1,089,000	1,229,113
Simon Property Group LP 4.2% 2/1/15		3,659,000	3,941,625
Tanger Properties LP:
6.125% 6/1/20		10,268,000	11,515,244
6.15% 11/15/15		1,777,000	1,995,560
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		$ 1,455,000	$ 1,549,575
Ventas Realty LP 6.75% 4/1/17		250,000	265,625
			181,830,396
Thrifts & Mortgage Finance - 0.2%
Bank of America Corp.:
5.875% 1/5/21		10,515,000	11,213,217
6.5% 8/1/16		9,000,000	10,181,601
First Niagara Financial Group, Inc. 6.75% 3/19/20		7,993,000	8,934,320
Wrightwood Capital LLC 10.5% 6/1/14 (c)(g)		100,000	30,000
			30,359,138
TOTAL FINANCIALS			1,318,485,859
HEALTH CARE - 0.7%
Biotechnology - 0.0%
Celgene Corp. 2.45% 10/15/15		613,000	608,717
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. 8.875% 7/15/15		1,860,000	1,918,218
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,890,750
6.3% 8/15/14		3,618,000	3,897,653
DaVita, Inc.:
6.375% 11/1/18		1,180,000	1,206,550
6.625% 11/1/20		1,020,000	1,044,276
Express Scripts, Inc.:
3.125% 5/15/16		10,525,000	10,638,060
5.25% 6/15/12		7,157,000	7,464,944
6.25% 6/15/14		2,629,000	2,971,440
HCA, Inc.:
9.125% 11/15/14		3,125,000	3,265,625
9.25% 11/15/16		2,155,000	2,300,463
9.625% 11/15/16 pay-in-kind (m)		4,405,066	4,713,421
HealthSouth Corp. 7.25% 10/1/18		1,695,000	1,800,938
IASIS Healthcare LLC/IASIS Capital Corp. 8.375% 5/15/19 (g)		2,625,000	2,641,538
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,187,847
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc.: - continued
4.125% 9/15/20		$ 7,486,000	$ 7,414,434
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		190,000	194,275
Skilled Healthcare Group, Inc. 11% 1/15/14		164,000	168,510
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
8% 2/1/18		4,145,000	4,310,800
8% 2/1/18 (g)		2,330,000	2,423,200
			61,452,942
Health Care Technology - 0.0%
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18 (g)		925,000	951,640
10.875% 11/15/14		4,115,000	4,444,200
			5,395,840
Pharmaceuticals - 0.2%
Giant Funding Corp. 8.25% 2/1/18 (g)		1,210,000	1,273,525
Mylan, Inc.:
6% 11/15/18 (g)		2,480,000	2,554,400
7.625% 7/15/17 (g)		1,115,000	1,215,350
7.875% 7/15/20 (g)		375,000	412,500
Novartis Capital Corp. 4.125% 2/10/14		2,930,000	3,160,518
Roche Holdings, Inc. 5% 3/1/14 (g)		3,781,000	4,153,066
Valeant Pharmaceuticals International:
6.5% 7/15/16 (g)		2,550,000	2,575,500
6.875% 12/1/18 (g)		3,440,000	3,405,600
7% 10/1/20 (g)		255,000	251,175
Watson Pharmaceuticals, Inc. 5% 8/15/14		720,000	785,125
			19,786,759
TOTAL HEALTH CARE			87,244,258
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (g)		572,000	616,106
6.375% 6/1/19 (g)		8,071,000	9,282,191
6.4% 12/15/11 (g)		818,000	843,715
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. 6.875% 10/1/20		$ 1,120,000	$ 1,187,200
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (g)		380,000	395,200
7.125% 3/15/21 (g)		380,000	396,150
			12,720,562
Airlines - 0.3%
Air Canada 9.25% 8/1/15 (g)		4,265,000	4,430,056
American Airlines, Inc. 7.5% 3/15/16 (g)		2,575,000	2,542,813
AMR Corp. 9% 8/1/12		485,000	489,850
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		362,860	381,003
6.648% 3/15/19		3,249,044	3,435,864
6.75% 9/15/15 (g)		3,405,000	3,456,075
6.9% 7/2/19		955,751	1,014,339
Continental Airlines, Inc. 9.25% 5/10/17		2,736,965	2,846,443
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16		1,515,000	1,454,400
6.75% 11/23/15		1,515,000	1,454,400
8.021% 8/10/22		1,542,744	1,569,742
8.954% 8/10/14		2,078,321	2,145,867
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		759,696	763,494
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19		2,061,184	1,978,737
8.36% 1/20/19		1,546,419	1,631,472
United Air Lines, Inc.:
9.875% 8/1/13 (g)		707,000	754,723
12% 11/1/13 (g)		995,000	1,072,113
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		821,188	771,917
9.75% 1/15/17		2,214,844	2,527,580
12% 1/15/16 (g)		783,014	865,230
			35,586,118
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (g)		1,710,000	1,718,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - continued
Building Materials Corp. of America: - continued
6.875% 8/15/18 (g)		$ 2,550,000	$ 2,607,375
Griffon Corp. 7.125% 4/1/18 (g)		3,695,000	3,768,900
			8,094,825
Commercial Services & Supplies - 0.1%
ARAMARK Corp. 3.7733% 2/1/15 (m)		5,440,000	5,412,800
Covanta Holding Corp. 7.25% 12/1/20		1,190,000	1,278,581
International Lease Finance Corp.:
6.5% 9/1/14 (g)		1,620,000	1,737,450
6.75% 9/1/16 (g)		1,620,000	1,753,650
8.625% 9/15/15		2,745,000	3,040,088
8.75% 3/15/17		2,265,000	2,553,788
8.875% 9/1/17		2,225,000	2,542,063
			18,318,420
Construction & Engineering - 0.0%
Amsted Industries, Inc. 8.125% 3/15/18 (g)		2,535,000	2,693,438
Odebrecht Finance Ltd.:
6% 4/5/23 (g)		535,000	538,478
7% 4/21/20 (g)		460,000	504,850
			3,736,766
Electrical Equipment - 0.0%
Sensata Technologies BV 6.5% 5/15/19 (g)		2,060,000	2,078,025
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17		17,730,000	19,935,807
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.:
8.625% 11/1/17		260,000	267,800
8.625% 11/1/17 (g)		550,000	566,500
Navios Maritime Holdings, Inc. 8.875% 11/1/17		1,020,000	1,091,400
SCF Capital Ltd. 5.375% 10/27/17 (g)		480,000	480,000
			2,405,700
Professional Services - 0.0%
CDRT Merger Sub, Inc. 8.125% 6/1/19 (g)		1,145,000	1,159,313
FTI Consulting, Inc. 6.75% 10/1/20 (g)		2,515,000	2,540,150
			3,699,463
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		$ 1,202,000	$ 1,223,035
7.75% 5/15/16		1,935,000	1,990,535
Georgian Railway Ltd. 9.875% 7/22/15		475,000	529,625
Hertz Corp.:
6.75% 4/15/19 (g)		1,315,000	1,328,150
7.5% 10/15/18 (g)		6,965,000	7,208,775
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (g)		225,000	226,125
6.625% 12/15/20 (g)		515,000	538,175
12.5% 4/1/16		1,335,000	1,615,350
Swift Services Holdings, Inc. 10% 11/15/18 (g)		1,915,000	2,125,650
			16,785,420
Trading Companies & Distributors - 0.0%
Aircastle Ltd. 9.75% 8/1/18		1,575,000	1,771,875
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (g)		794,970	866,517
TOTAL INDUSTRIALS			125,999,498
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Avaya, Inc.:
9.75% 11/1/15		1,670,000	1,726,363
10.125% 11/1/15 pay-in-kind (m)		1,660,000	1,724,325
CommScope, Inc. 8.25% 1/15/19 (g)		1,310,000	1,375,500
EH Holding Corp. 6.5% 6/15/19 (g)		1,725,000	1,748,719
Lucent Technologies, Inc.:
6.45% 3/15/29		3,605,000	3,307,588
6.5% 1/15/28		1,240,000	1,137,700
			11,020,195
Computers & Peripherals - 0.0%
CDW Escrow Corp. 8.5% 4/1/19 (g)		2,855,000	2,883,550
Seagate HDD Cayman 7% 11/1/21 (g)		1,270,000	1,285,875
			4,169,425
Electronic Equipment & Components - 0.1%
Sanmina-SCI Corp. 7% 5/15/19 (g)		4,090,000	3,972,617
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA:
5.95% 1/15/14		$ 3,835,000	$ 4,242,833
6% 10/1/12		4,835,000	5,148,671
6.55% 10/1/17		1,383,000	1,640,494
			15,004,615
Internet Software & Services - 0.0%
Equinix, Inc. 8.125% 3/1/18		2,530,000	2,751,375
IT Services - 0.1%
Fidelity National Information Services, Inc.:
7.625% 7/15/17		800,000	880,000
7.875% 7/15/20		1,070,000	1,179,675
First Data Corp.:
9.875% 9/24/15		1,485,000	1,533,263
11.25% 3/31/16		2,785,000	2,791,963
SunGard Data Systems, Inc.:
7.375% 11/15/18		1,095,000	1,122,375
10.25% 8/15/15		1,765,000	1,835,600
			9,342,876
Office Electronics - 0.0%
Xerox Corp.:
4.25% 2/15/15		368,000	393,871
5.5% 5/15/12		1,998,000	2,085,419
			2,479,290
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 7.75% 8/1/20		3,190,000	3,341,525
Amkor Technology, Inc.:
6.625% 6/1/21 (g)		1,405,000	1,390,950
7.375% 5/1/18		2,060,000	2,152,700
Spansion LLC 7.875% 11/15/17 (g)		3,465,000	3,586,275
STATS ChipPAC Ltd. 7.5% 8/12/15 (g)		550,000	596,750
			11,068,200
TOTAL INFORMATION TECHNOLOGY			55,835,976
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - 0.8%
Chemicals - 0.4%
Braskem Finance Ltd.:
5.75% 4/15/21 (g)		$ 515,000	$ 518,863
7% 5/7/20 (g)		460,000	502,550
Celanese US Holdings LLC:
5.875% 6/15/21		515,000	526,588
6.625% 10/15/18		1,935,000	2,041,425
Dow Chemical Co.:
4.85% 8/15/12		11,805,000	12,343,426
7.6% 5/15/14		16,974,000	19,791,022
Ineos Finance PLC 9% 5/15/15 (g)		1,715,000	1,856,488
INEOS Group Holdings PLC 8.5% 2/15/16 (g)		735,000	756,131
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (g)		1,470,000	1,514,100
7% 10/1/18 (g)		1,865,000	1,902,300
Lyondell Chemical Co. 11% 5/1/18		2,595,000	2,922,619
NOVA Chemicals Corp.:
3.542% 11/15/13 (m)		2,720,000	2,699,600
8.375% 11/1/16		1,285,000	1,434,381
			48,809,493
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16		2,286,000	2,538,555
Metals & Mining - 0.4%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		460,000	529,575
7.75% 11/3/20 (g)		700,000	766,500
Anglo American Capital PLC 9.375% 4/8/14 (g)		6,817,000	8,249,620
ArcelorMittal SA 3.75% 3/1/16		2,911,000	2,956,714
BHP Billiton Financial (USA) Ltd. 5.125% 3/29/12		1,975,000	2,052,236
Boart Longyear Management Pty Ltd. 7% 4/1/21 (g)		490,000	507,150
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (g)		2,002,000	2,143,121
CSN Islands XII Corp. 7% (Reg. S) (h)		1,880,000	1,851,800
Edgen Murray Corp. 12.25% 1/15/15		3,960,000	4,059,000
Essar Steel Algoma, Inc. 9.375% 3/15/15 (g)		2,990,000	3,023,638
Evraz Group SA:
8.25% 11/10/15 (g)		505,000	564,338
9.5% 4/24/18 (Reg. S)		780,000	902,850
Ferrexpo Finance PLC 7.875% 4/7/16 (g)		825,000	847,688
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Resources (August 2006) Pty Ltd.:
6.875% 2/1/18 (g)		$ 770,000	$ 795,025
7% 11/1/15 (g)		490,000	510,188
JMC Steel Group, Inc. 8.25% 3/15/18 (g)		1,845,000	1,904,963
McJunkin Red Man Corp. 9.5% 12/15/16 (g)		3,915,000	4,032,450
Metinvest BV 10.25% 5/20/15 (g)		810,000	908,172
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (g)		830,000	879,800
Severstal Columbus LLC 10.25% 2/15/18		3,790,000	4,225,850
Southern Copper Corp. 6.75% 4/16/40		1,890,000	1,915,515
Tube City IMS Corp. 9.75% 2/1/15		1,700,000	1,776,500
United States Steel Corp. 6.65% 6/1/37		2,648,000	2,403,060
Vale Overseas Ltd. 6.25% 1/23/17		5,581,000	6,382,035
Vedanta Resources PLC:
6.75% 6/7/16 (g)		2,740,000	2,740,000
8.25% 6/7/21 (g)		1,400,000	1,405,250
Votorantim Cimentos SA 7.25% 4/5/41 (g)		515,000	509,850
			58,842,888
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (g)		555,000	510,600
TOTAL MATERIALS			110,701,536
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.0%
Alestra SA de RL de CV 11.75% 8/11/14		1,410,000	1,628,550
AT&T, Inc.:
2.5% 8/15/15		7,670,000	7,765,407
5.35% 9/1/40		10,000,000	9,537,860
6.3% 1/15/38		10,671,000	11,411,909
BellSouth Capital Funding Corp. 7.875% 2/15/30		742,000	931,520
CenturyLink, Inc.:
6.15% 9/15/19		4,793,000	5,078,639
7.6% 9/15/39		7,560,000	7,732,338
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (g)		3,720,000	4,082,700
Frontier Communications Corp.:
7.875% 4/15/15		1,545,000	1,682,042
8.125% 10/1/18		2,340,000	2,579,850
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Frontier Communications Corp.: - continued
8.25% 4/15/17		$ 2,270,000	$ 2,497,000
Global Crossing Ltd. 9% 11/15/19 (g)		1,820,000	2,224,950
Indosat Palapa Co. BV 7.375% 7/29/20 (g)		485,000	535,925
Intelsat Ltd. 11.25% 6/15/16		1,635,000	1,733,100
Intelsat Luxembourg SA:
11.25% 2/4/17		1,215,000	1,313,719
11.5% 2/4/17 pay-in-kind (m)		7,388,205	8,071,614
12.5% 2/4/17 pay-in-kind (g)(m)		1,860,000	2,008,800
Sprint Capital Corp. 6.875% 11/15/28		11,175,000	10,853,160
Telecom Italia Capital SA:
4.95% 9/30/14		4,001,000	4,236,615
5.25% 10/1/15		1,177,000	1,247,441
6.999% 6/4/18		1,793,000	2,007,968
7.175% 6/18/19		521,000	591,499
Telefonica Emisiones SAU:
5.134% 4/27/20		10,522,000	10,749,149
5.462% 2/16/21		6,967,000	7,237,577
6.421% 6/20/16		1,162,000	1,315,582
Telemar Norte Leste SA 5.5% 10/23/20 (g)		530,000	519,400
U.S. West Communications 7.5% 6/15/23		3,760,000	3,731,800
Verizon Communications, Inc.:
6.1% 4/15/18		6,000,000	6,916,122
6.25% 4/1/37		2,348,000	2,543,027
6.9% 4/15/38		6,295,000	7,360,800
Verizon New York, Inc. 6.875% 4/1/12		3,309,000	3,476,885
Wind Acquisition Finance SA:
7.25% 2/15/18 (g)		1,155,000	1,227,188
11.75% 7/15/17 (g)		4,535,000	5,271,938
			140,102,074
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV 3.625% 3/30/15		731,000	769,052
Cleveland Unlimited, Inc. 14.5% 12/15/49 (c)(g)(m)		1,260,000	882,000
Digicel Group Ltd.:
8.25% 9/1/17 (g)		2,595,000	2,744,213
8.875% 1/15/15 (g)		4,030,000	4,160,975
9.125% 1/15/15 pay-in-kind (g)(m)		3,070,000	3,181,288
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14		$ 10,517,000	$ 11,524,539
5.875% 10/1/19		11,944,000	13,352,914
6.35% 3/15/40		3,541,000	3,803,813
MetroPCS Wireless, Inc. 7.875% 9/1/18		1,935,000	2,082,447
MTS International Funding Ltd. 8.625% 6/22/20 (g)		1,055,000	1,207,975
Nextel Communications, Inc.:
5.95% 3/15/14		6,545,000	6,594,088
6.875% 10/31/13		9,105,000	9,184,669
7.375% 8/1/15		4,995,000	5,026,219
NII Capital Corp.:
7.625% 4/1/21		390,000	412,425
8.875% 12/15/19		1,855,000	2,054,413
10% 8/15/16		2,045,000	2,346,638
Orascom Telecom Finance SCA 7.875% 2/8/14 (g)		3,140,000	3,259,320
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		2,970,000	2,940,300
Sprint Nextel Corp. 6% 12/1/16		5,715,000	5,815,013
Telemovil Finance Co. Ltd. 8% 10/1/17 (g)		1,545,000	1,622,250
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (g)		820,000	893,800
VIP Finance Ireland Ltd. 7.748% 2/2/21 (g)		600,000	634,800
Vodafone Group PLC:
5% 12/16/13		2,864,000	3,124,126
5.5% 6/15/11		2,760,000	2,764,587
			90,381,864
TOTAL TELECOMMUNICATION SERVICES			230,483,938
UTILITIES - 2.0%
Electric Utilities - 1.2%
Alabama Power Co. 3.375% 10/1/20		5,927,000	5,775,091
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,582,273
AmerenUE 6.4% 6/15/17		2,491,000	2,904,660
Cleveland Electric Illuminating Co. 5.65% 12/15/13		1,016,000	1,106,758
Commonwealth Edison Co. 1.625% 1/15/14		8,924,000	8,993,277
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)		6,483,000	6,557,788
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.: - continued
6.4% 9/15/20 (g)		$ 16,215,000	$ 17,020,334
Edison International 3.75% 9/15/17		6,674,000	6,734,066
EDP Finance BV:
4.9% 10/1/19 (g)		6,700,000	6,037,504
6% 2/2/18 (g)		6,852,000	6,667,626
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (g)		470,000	478,225
Enel Finance International SA 5.7% 1/15/13 (g)		206,000	219,439
FirstEnergy Corp. 7.375% 11/15/31		10,693,000	12,432,366
FirstEnergy Solutions Corp.:
4.8% 2/15/15		2,432,000	2,607,226
6.05% 8/15/21		7,889,000	8,675,005
Intergen NV 9% 6/30/17 (g)		5,270,000	5,678,425
IPALCO Enterprises, Inc. 5% 5/1/18 (g)		895,000	906,993
LG&E and KU Energy LLC:
2.125% 11/15/15 (g)		7,369,000	7,180,906
3.75% 11/15/20 (g)		1,450,000	1,382,930
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		1,115,000	1,293,400
7.75% 1/20/20 (g)		850,000	993,438
8% 8/7/19 (g)		635,000	748,506
Mirant Americas Generation LLC:
8.5% 10/1/21		4,065,000	4,197,113
9.125% 5/1/31		3,775,000	3,850,500
National Power Corp. 6.875% 11/2/16 (g)		540,000	617,625
Nevada Power Co.:
6.5% 5/15/18		790,000	926,457
6.5% 8/1/18		388,000	455,453
NV Energy, Inc. 6.25% 11/15/20		2,245,000	2,362,863
Otter Tail Corp. 9% 12/15/16		2,410,000	2,663,050
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	854,748
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,093,376
Progress Energy, Inc.:
4.4% 1/15/21		12,059,000	12,390,020
6% 12/1/39		7,150,000	7,786,901
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Sierra Pacific Power Co. 5.45% 9/1/13		$ 1,945,000	$ 2,117,730
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. 11.5% 10/1/20 (g)		1,055,000	1,068,188
			154,360,260
Gas Utilities - 0.0%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		665,000	709,888
Southern Natural Gas Co. 5.9% 4/1/17 (g)		442,000	506,536
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		1,515,000	1,469,550
			2,685,974
Independent Power Producers & Energy Traders - 0.4%
AES Corp.:
7.75% 10/15/15		2,345,000	2,538,463
8% 10/15/17		2,575,000	2,768,125
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,853,388
Exelon Generation Co. LLC:
4% 10/1/20		16,870,000	16,229,868
5.35% 1/15/14		1,528,000	1,661,014
GenOn Energy, Inc.:
9.5% 10/15/18		1,685,000	1,773,463
9.875% 10/15/20		1,625,000	1,714,375
Kinder Morgan Finance Co. LLC 6% 1/15/18 (g)		3,030,000	3,170,138
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (g)		720,000	841,500
7.39% 12/2/24 (g)		750,000	875,625
PPL Energy Supply LLC 6.5% 5/1/18		6,895,000	7,858,707
RRI Energy, Inc. 7.625% 6/15/14		8,000,000	8,360,000
			50,644,666
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40		3,771,000	4,108,723
Dominion Resources, Inc.:
6.3% 9/30/66 (m)		5,689,000	5,632,110
7.5% 6/30/66 (m)		10,345,000	10,965,700
DTE Energy Co. 7.05% 6/1/11		1,227,000	1,227,000
MidAmerican Energy Holdings, Co.:
5.875% 10/1/12		3,506,000	3,732,512
6.5% 9/15/37		7,097,000	8,202,138
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
National Grid PLC 6.3% 8/1/16		$ 1,589,000	$ 1,834,796
NiSource Finance Corp.:
5.25% 9/15/17		843,000	922,118
5.4% 7/15/14		1,680,000	1,853,730
5.45% 9/15/20		854,000	914,752
6.25% 12/15/40		2,345,000	2,494,215
6.4% 3/15/18		1,654,000	1,897,669
6.8% 1/15/19		6,774,000	7,919,673
Puget Energy, Inc. 6.5% 12/15/20 (g)		2,275,000	2,371,688
Wisconsin Energy Corp. 6.25% 5/15/67 (m)		3,860,000	3,908,250
			57,985,074
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (g)		485,000	495,913
TOTAL UTILITIES			266,171,887
TOTAL NONCONVERTIBLE BONDS			3,109,516,669
TOTAL CORPORATE BONDS (Cost $2,841,295,539)			3,110,019,915
U.S. Government and Government Agency Obligations - 28.5%

U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.375% 12/28/12		10,710,000	10,714,081
0.75% 2/26/13		995,000	1,000,441
1.125% 6/27/14		7,751,000	7,790,026
1.25% 8/20/13		24,381,000	24,713,898
1.25% 2/27/14		9,672,000	9,780,829
5% 2/16/12		1,090,000	1,126,410
Federal Home Loan Bank 1.625% 3/20/13		23,140,000	23,627,953
Freddie Mac:
0.75% 3/28/13		26,478,000	26,616,718
1.125% 7/27/12		230,000	232,076
1.375% 2/25/14		37,623,000	38,138,661
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1.75% 6/15/12		$ 505,000	$ 512,756
1.75% 9/10/15		40,525,000	40,892,886
2.125% 3/23/12		75,000	76,128
5.25% 7/18/11		10,730,000	10,802,825
Tennessee Valley Authority 5.375% 4/1/56		385,000	428,057
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			196,453,745
U.S. Treasury Inflation Protected Obligations - 3.3%
U.S. Treasury Inflation-Indexed Bonds:
2.125% 2/15/40		72,877,726	78,618,591
2.125% 2/15/41		7,171,443	7,721,835
2.5% 1/15/29		20,810,200	24,134,584
U.S. Treasury Inflation-Indexed Notes:
1.125% 1/15/21		172,495,959	178,561,654
1.375% 1/15/20		152,429,479	163,125,670
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			452,162,334
U.S. Treasury Obligations - 23.8%
U.S. Treasury Bonds:
3.875% 8/15/40		9,721,000	9,149,891
4.75% 2/15/41		430,435,000	469,981,154
U.S. Treasury Notes:
1% 5/15/14 (f)		165,324,000	166,421,751
1.25% 8/31/15		8,979,000	8,943,928
1.75% 5/31/16		439,071,000	440,375,041
1.875% 9/30/17		2,458,000	2,413,449
2.375% 9/30/14		171,534,000	179,668,485
2.375% 2/28/15 (r)		397,235,000	415,607,119
2.375% 5/31/18		87,205,000	87,191,047
2.5% 3/31/15		100,000,000	105,094,000
2.5% 4/30/15		100,000,000	105,031,200
2.625% 7/31/14		316,140,000	333,626,336
2.625% 12/31/14 (r)		329,010,000	347,414,161
3.125% 4/30/17		87,265,000	92,691,836
3.125% 5/15/21		7,983,000	8,032,894
3.25% 3/31/17		80,260,000	85,878,200
U.S. Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.625% 2/15/20		$ 26,742,000	$ 28,473,972
3.625% 2/15/21		333,160,000	350,338,396
TOTAL U.S. TREASURY OBLIGATIONS			3,236,332,860
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,769,023,696)			3,884,948,939
U.S. Government Agency - Mortgage Securities - 9.7%

Fannie Mae - 7.3%
2.291% 10/1/33 (m)		979,629	1,016,609
2.549% 2/1/36 (m)		1,034,663	1,084,828
2.589% 6/1/36 (m)		161,198	168,268
2.7% 12/1/35 (m)		588,547	618,037
3.472% 3/1/40 (m)		8,730,999	9,164,773
3.5% 11/1/25 to 11/1/40		46,836,361	46,650,421
3.533% 7/1/37 (m)		422,946	444,414
3.692% 5/1/40 (m)		4,826,579	5,087,653
3.697% 5/1/40 (m)		5,767,654	6,081,449
3.744% 1/1/40 (m)		4,538,916	4,790,249
3.793% 6/1/40 (m)		5,070,247	5,350,297
3.972% 11/1/39 (m)		4,389,636	4,651,675
4% 2/1/35 to 4/1/41		40,410,195	40,767,024
4% 6/1/41 (i)		54,000,000	54,375,737
4.5% 6/1/24 to 5/1/41		312,686,122	325,392,736
4.5% 6/1/26 (i)		7,000,000	7,421,373
5% 5/1/19 to 9/1/40		174,200,399	186,291,638
5% 6/1/41 (i)(j)		54,000,000	57,481,024
5% 6/1/41 (i)(j)		4,000,000	4,257,854
5.5% 3/1/18 to 3/1/39		68,267,696	74,263,486
6% 1/1/21 to 2/1/40		92,887,890	102,239,361
6% 6/1/41 (i)(j)		10,000,000	11,001,696
6% 6/1/41 (i)		13,500,000	14,852,290
6% 6/1/41 (i)(j)		10,200,000	11,221,730
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
6% 6/1/41 (i)(j)		$ 16,000,000	$ 17,602,714
6.5% 11/1/35		426,219	481,710
TOTAL FANNIE MAE			992,759,046
Freddie Mac - 1.3%
3.281% 10/1/35 (m)		233,509	248,906
3.801% 4/1/40 (m)		4,761,585	5,003,683
4.5% 7/1/25 to 4/1/41		14,535,554	15,184,928
4.5% 6/1/41 (i)		42,900,000	44,513,276
5% 4/1/38 to 9/1/40		39,720,446	42,343,458
5.5% 11/1/17 to 7/1/40		46,808,295	50,773,358
5.5% 6/1/41 (i)		5,200,000	5,631,321
6% 7/1/37 to 8/1/37		6,472,392	7,132,665
TOTAL FREDDIE MAC			170,831,595
Ginnie Mae - 1.1%
4% 1/15/25 to 10/20/25		49,755,598	52,548,067
4.5% 3/15/41		7,973,637	8,449,782
4.5% 6/1/41 (i)		36,000,000	38,063,956
4.5% 6/1/41 (i)(j)		28,000,000	29,605,299
5% 6/1/41 (i)		9,000,000	9,746,108
5% 6/1/41 (i)		4,000,000	4,331,604
5% 6/1/41 (i)		8,000,000	8,663,207
TOTAL GINNIE MAE			151,408,023
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,297,190,765)			1,314,998,664
Asset-Backed Securities - 2.6%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.664% 4/25/35 (m)		1,586,327	1,110,956
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1:
Class M1, 0.944% 3/25/34 (m)		35,459	35,147
Class M2, 1.844% 3/25/34 (m)		483,000	388,516
Series 2005-HE2 Class M2, 0.644% 4/25/35 (m)		154,580	148,842
Series 2006-OP1 Class M4, 0.564% 4/25/36 (m)		144,206	588
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 0.6758% 10/20/14		$ 642,000	$ 6,420
Series 2007-D1 Class D, 1.5958% 1/22/13 (g)(m)		2,590,000	38,850
Airspeed Ltd. Series 2007-1A Class C1, 2.698% 6/15/32 (g)(m)		4,310,611	1,982,881
Ally Auto Receivables Trust:
Series 2009-A:
Class A3, 2.33% 6/17/13 (g)		4,310,000	4,352,126
Class A4, 3% 10/15/15 (g)		4,280,000	4,423,899
Series 2010-5 Class A4, 1.75% 3/15/16		4,050,000	4,063,904
Series 2011-1 Class A4, 2.23% 3/15/16		18,200,000	18,526,260
Ally Master Owner Trust:
Series 2010-3 Class A, 2.88% 4/15/15 (g)		8,910,000	9,179,429
Series 2011-1 Class A2, 2.15% 1/15/16		8,870,000	9,025,721
Series 2011-3 Class A2, 1.87% 5/15/16		8,490,000	8,510,196
AmeriCredit Automobile Receivables Trust Series 2011-1 Class A3, 1.39% 9/8/15		7,520,000	7,555,033
AmeriCredit Prime Automobile Receivables Trust Series 2007-1:
Class D, 5.62% 9/8/14		1,125,000	1,147,447
Class E, 6.96% 3/8/16 (g)		2,052,284	2,098,406
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.894% 12/25/33 (m)		90,641	72,839
Series 2004-R2 Class M3, 0.744% 4/25/34 (m)		133,684	38,290
Series 2005-R2 Class M1, 0.644% 4/25/35 (m)		2,064,696	1,781,868
Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		123,000	117,196
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5553% 3/23/19 (g)(m)		205,544	187,045
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9926% 3/25/34 (m)		47,932	36,638
Series 2004-W11 Class M2, 0.894% 11/25/34 (m)		561,149	482,531
Series 2004-W7 Class M1, 0.744% 5/25/34 (m)		1,542,998	1,172,605
Series 2006-W4 Class A2C, 0.354% 5/25/36 (m)		1,378,069	421,368
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.019% 4/25/34 (m)		2,668,736	2,138,622
Series 2006-HE2 Class M1, 0.564% 3/25/36 (m)		210,387	3,318
Axon Financial Funding Ltd. 0.873% 4/4/17 (c)(g)(m)		7,217,000	72
Bank of America Auto Trust Series 2009-1A:
Class A3, 2.67% 7/15/13 (g)		4,809,738	4,845,568
Class A4, 3.52% 6/15/16 (g)		8,300,000	8,562,344
Asset-Backed Securities - continued
		Principal Amount (d)	Value
BMW Vehicle Lease Trust:
Series 2010-1 Class A3, 0.82% 4/15/13		$ 14,030,000	$ 14,053,873
Series 2011-1 Class A4, 1.4% 8/20/14		11,060,000	11,135,744
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 0.318% 12/25/24 (m)		1,609,276	1,456,395
C-BASS Trust Series 2006-CB7 Class A2, 0.254% 10/25/36 (m)		73,281	72,831
Capital Auto Receivables Asset Trust:
Series 2006-2 Class C, 5.31% 6/15/12		1,044,890	1,053,652
Series 2007-1 Class C, 5.38% 11/15/12		582,000	598,483
Capital One Multi-Asset Execution Trust:
Series 2008-A3 Class A3, 5.05% 2/15/16		5,700,000	6,147,467
Series 2009-A2 Class A2, 3.2% 4/15/14		10,000,000	10,011,042
Capital Trust Ltd. Series 2004-1:
Class A2, 0.6458% 7/20/39 (g)(m)		433,506	346,805
Class B, 0.9458% 7/20/39 (g)(m)		263,810	108,162
Class C, 1.2958% 7/20/39 (g)(m)		339,379	16,969
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (g)		1,000,000	1,010,300
Class B, 5.267% 6/25/35 (g)		1,000,000	1,000,000
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.524% 1/20/37 (g)(m)		186,189	154,537
Capmark VII Ltd. Series 2006-7A Class H, 1.748% 8/15/36 (g)(m)		521,366	0
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13		928,000	934,640
Carmax Auto Owner Trust Series 2011-1 Class A3, 1.29% 9/15/15		8,210,000	8,252,650
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 0.494% 7/25/36 (m)		1,140,851	47,086
Series 2006-NC4 Class M1, 0.494% 10/25/36 (m)		224,000	15,457
Series 2007-RFC1 Class A3, 0.334% 12/25/36 (m)		1,802,588	631,818
Cbre Realty Finance Cdo 2007-1/LLC 0.5438% 4/7/52 (g)(m)		940,604	667,829
Chase Issuance Trust Series 2007-A17 Class A, 5.12% 10/15/14		5,000,000	5,309,229
Chrysler Financial Auto Securitization Trust Series 2010-A Class A3, 0.91% 8/8/13		17,510,000	17,538,928
Citibank Credit Card Issuance Trust Series 2009-A5 Class A5, 2.25% 12/23/14		35,600,000	36,471,673
Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (m)		765,389	43,705
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Countrywide Asset-Backed Certificates Trust:
Series 2007-11 Class 2A1, 0.254% 6/25/47 (m)		$ 52,333	$ 51,522
Series 2007-4 Class A1A, 0.3326% 9/25/37 (m)		440,079	423,413
Countrywide Home Loan Trust Series 2006-13 Class N, 7% 8/25/37 (g)		811,000	0
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4995% 3/25/32 (MGIC Investment Corp. Insured) (m)		11,800	4,652
Series 2004-3 Class M4, 1.164% 4/25/34 (m)		159,665	77,192
Series 2004-4 Class M2, 0.989% 6/25/34 (m)		587,945	329,391
Series 2005-3 Class MV1, 0.614% 8/25/35 (m)		711,685	683,963
Series 2005-AB1 Class A2, 0.404% 8/25/35 (m)		72,627	71,867
CPS Auto Receivables Trust Series 2006-D Class A4, 5.115% 8/15/13 (FSA Insured) (g)		330,969	332,552
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		500,000	380,000
Class B2, 1.6585% 12/28/35 (g)(m)		500,000	315,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		200,304	76,116
Crest Ltd. Series 2002-IGA Class A, 0.7228% 7/28/17 (g)(m)		85,868	85,201
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		540,000	472,994
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 0.7199% 5/28/35 (m)		38,916	27,597
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 2.369% 8/25/34 (m)		290,872	168,459
Series 2006-3 Class 2A3, 0.354% 11/25/36 (m)		6,074,620	2,448,964
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.019% 3/25/34 (m)		23,665	9,247
Ford Credit Auto Lease Trust Series 2010-B Class A3, 0.91% 7/15/13 (g)		14,200,000	14,214,000
Ford Credit Auto Owner Trust:
Series 2006-C:
Class B, 5.3% 6/15/12		608,015	611,935
Class D, 6.89% 5/15/13 (g)		915,000	924,707
Series 2007-A Class D, 7.05% 12/15/13 (g)		970,000	999,432
Series 2009-D:
Class A3, 2.17% 10/15/13		3,996,376	4,034,246
Class A4, 2.98% 8/15/14		4,800,000	4,963,302
Series 2010-B Class A3, 0.98% 10/15/14		9,710,000	9,753,721
Ford Credit Floorplan Master Owner Trust:
Series 2006-4 Class B, 0.748% 6/15/13 (m)		772,000	771,463
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Ford Credit Floorplan Master Owner Trust: - continued
Series 2010-5 Class A1, 1.5% 9/15/15		$ 10,710,000	$ 10,763,560
Franklin Auto Trust:
Series 2006-1 Class B, 5.14% 7/21/14		36,573	36,638
Series 2007-1:
Class A4, 5.03% 2/16/15		140,942	141,038
Class C, 5.43% 2/16/15		614,000	614,867
Fremont Home Loan Trust:
Series 2005-A:
Class M3, 0.684% 1/25/35 (m)		948,695	464,128
Class M4, 0.874% 1/25/35 (m)		363,547	114,364
Series 2006-D Class M1, 0.424% 11/25/36 (m)		233,772	7,631
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6368% 2/25/47 (g)(m)		2,892,000	1,706,280
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (g)		1,777,780	1,415,113
GE Business Loan Trust:
Series 2003-1 Class A, 0.628% 4/15/31 (g)(m)		240,662	225,019
Series 2006-2A:
Class A, 0.378% 11/15/34 (g)(m)		2,217,312	1,840,369
Class B, 0.478% 11/15/34 (g)(m)		800,960	520,624
Class C, 0.578% 11/15/34 (g)(m)		1,331,162	665,581
Class D, 0.948% 11/15/34 (g)(m)		505,485	126,371
Goal Capital Funding Trust Series 2007-1 Class C1, 0.708% 6/25/42 (m)		739,000	716,581
GS Auto Loan Trust Series 2007-1 Class B, 5.53% 12/15/14		26,738	27,277
GSAMP Trust:
Series 2004-AR1:
Class B4, 5% 6/25/34 (g)(m)		228,764	63,065
Class M1, 0.844% 6/25/34 (m)		2,723,367	1,836,742
Series 2007-HE1 Class M1, 0.444% 3/25/47 (m)		1,096,059	64,200
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class B, 0.594% 9/25/46 (g)(m)		654,930	340,564
Class C, 0.744% 9/25/46 (g)(m)		1,526,694	305,339
Class E, 1.844% 9/25/46 (g)(m)		257,060	2,571
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.514% 8/25/33 (m)		422,818	301,880
Series 2003-3 Class M1, 1.484% 8/25/33 (m)		746,130	610,342
Series 2003-5 Class A2, 0.894% 12/25/33 (m)		32,929	22,998
Series 2005-5 Class 2A2, 0.444% 11/25/35 (m)		66,427	65,670
Series 2006-1 Class 2A3, 0.419% 4/25/36 (m)		1,064,246	1,040,480
Series 2006-3N Class B, 6.5% 8/27/36 (g)		250,000	0
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Home Equity Asset Trust: - continued
Series 2006-8 Class 2A1, 0.244% 3/25/37 (m)		$ 3,677	$ 3,635
HSBC Home Equity Loan Trust Series 2006-2 Class M2, 0.4858% 3/20/36 (m)		696,182	591,368
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.384% 1/25/37 (m)		1,522,035	704,390
Hyundai Auto Receivables Trust Series 2009-A Class A3, 2.03% 8/15/13		4,754,192	4,791,209
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18		4,810,000	4,879,908
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.494% 7/25/36 (m)		204,000	7,381
Series 2007-CH1:
Class AV4, 0.324% 11/25/36 (m)		1,520,141	1,294,162
Class MV1, 0.424% 11/25/36 (m)		1,234,797	807,888
Series 2007-CH3 Class M1, 0.494% 3/25/37 (m)		573,000	29,997
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6385% 12/27/29 (m)		708,442	609,258
Series 2006-A Class 2C, 1.4585% 3/27/42 (m)		3,243,000	653,806
Long Beach Auto Receivables Trust Series 2007-A Class A4, 5.025% 1/15/14 (FSA Insured)		1,415,444	1,426,981
Long Beach Mortgage Loan Trust Series 2004-2 Class M2, 1.274% 6/25/34 (m)		91,766	64,982
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.624% 5/25/46 (g)(m)		250,000	110,000
Marriott Vacation Club Owner Trust Series 2006-2A:
Class B, 5.442% 10/20/28 (g)		20,944	21,632
Class C, 5.691% 10/20/28 (g)		9,308	9,584
Class D, 6.01% 10/20/28 (g)		110,826	113,502
MASTR Asset Backed Securities Trust:
Series 2006-AM3 Class M1, 0.454% 10/25/36 (m)		545,328	31,452
Series 2007-HE1 Class M1, 0.494% 5/25/37 (m)		784,792	41,708
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.944% 7/25/34 (m)		180,701	117,434
Merrill Auto Trust Securitization Series 2007-1 Class B, 5.79% 12/15/13		29,340	29,373
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.169% 7/25/34 (m)		621,161	425,076
Series 2006-FM1 Class A2B, 0.304% 4/25/37 (m)		1,954,621	1,682,838
Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (m)		10,060	9,987
Series 2006-OPT1 Class A1A, 0.454% 6/25/35 (m)		3,149,263	2,520,251
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.534% 8/25/34 (m)		57,368	45,864
Series 2004-NC8 Class M6, 1.444% 9/25/34 (m)		30,611	13,350
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.634% 1/25/35 (m)		$ 399,800	$ 271,334
Series 2005-NC2 Class B1, 1.364% 3/25/35 (m)		416,362	58,486
Series 2007-HE2 Class M1, 0.444% 1/25/37 (m)		263,000	7,384
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.929% 8/28/38 (g)(m)		220,000	195,800
Class C1B, 7.696% 8/28/38 (g)		63,000	49,694
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/27/14 (o)		9,181,200	1,055,838
Series 2006-2 Class AIO, 6% 8/25/11 (o)		6,293,609	60,469
Series 2006-3 Class AIO, 7.1% 1/25/12 (o)		35,583,490	1,156,463
Series 2006-4:
Class A1, 0.224% 3/25/25 (m)		68,997	68,762
Class AIO, 6.35% 2/27/12 (o)		28,242,000	1,088,294
Class D, 1.294% 5/25/32 (m)		2,481,000	18,588
Series 2007-1 Class AIO, 7.27% 4/25/12 (o)		33,769,000	1,941,718
Series 2007-2 Class AIO, 6.7% 7/25/12 (o)		24,991,000	1,701,742
New Century Home Equity Loan Trust:
Series 2005-4 Class M2, 0.704% 9/25/35 (m)		1,426,957	922,826
Series 2005-D Class M2, 0.664% 2/25/36 (m)		827,339	242,855
Nissan Auto Lease Trust Series 2009-B Class A3, 2.07% 1/15/15		5,126,948	5,139,659
Nissan Auto Receivables Owner Trust:
Series 2010-A Class A4, 1.31% 9/15/16		5,950,000	5,967,893
Series 2011-A Class A4, 1.94% 9/15/17		11,750,000	11,918,170
Ocala Funding LLC:
Series 2005-1A Class A, 1.6958% 3/20/10 (c)(g)(m)		566,000	0
Series 2006-1A Class A, 1.5958% 3/20/11 (c)(g)(m)		1,176,000	0
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.284% 5/25/37 (m)		60,631	59,449
Series 2007-6 Class 2A1, 0.254% 7/25/37 (m)		137,653	134,416
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.444% 9/25/34 (m)		532,896	326,097
Class M4, 1.644% 9/25/34 (m)		683,353	215,268
Series 2005-WCH1:
Class M2, 0.714% 1/25/36 (m)		2,548,346	2,388,779
Class M3, 0.754% 1/25/36 (m)		478,432	330,580
Class M4, 1.024% 1/25/36 (m)		1,475,804	777,841
Series 2005-WHQ2 Class M7, 1.444% 5/25/35 (m)		1,883,145	25,316
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		166,399	166,399
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A: - continued
Class B, 4.846% 7/24/39 (g)		$ 180,000	$ 178,092
Class C, 5.08% 7/24/39 (g)		185,000	181,078
Class D, 5.194% 7/24/39 (g)		320,000	310,816
Residential Asset Mortgage Products, Inc. Series 2006-EFC2 Class M1, 0.424% 12/25/36 (m)		566,000	18,094
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 0.264% 2/25/37 (m)		171,051	169,789
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.144% 9/25/46 (g)(m)		250,000	37,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.994% 4/25/33 (m)		5,108	4,309
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.989% 3/25/35 (m)		1,480,843	1,180,849
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR4 Class B3, 1.914% 1/25/36 (m)		49,835	412
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (m)		47,307	17,205
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (m)		12,810	12,361
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.363% 3/20/19 (FGIC Insured) (g)(m)		691,314	658,770
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2595% 6/15/33 (m)		1,272,000	208,545
Specialty Underwriting & Residential Finance Trust Series 2006-AB2 Class N1, 5.75% 6/25/37 (g)		656,637	0
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.344% 9/25/34 (m)		69,727	30,951
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (g)		767,206	786,386
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.054% 9/25/34 (m)		28,819	22,522
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (g)		349,000	352,699
Class IV, 6.84% 5/22/37 (g)		235,000	218,691
Series 2003-1A Class B2, 5.4802% 12/28/38 (g)		111,000	99,900
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8568% 4/6/42 (g)(m)		2,615,437	78,463
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(m)		400,000	172,000
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (g)(m)		1,385,000	1,232,650
Class A1B, 0.638% 9/25/26 (g)(m)		705,000	592,200
Class A2A, 0.528% 9/25/26 (g)(m)		1,186,000	1,091,120
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC: - continued
Series 2006-1A:
Class F, 1.458% 9/25/26 (g)(m)		$ 250,000	$ 180,000
Class G, 1.658% 9/25/26 (g)(m)		250,000	175,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (g)		887,552	0
WaMu Master Note Trust Series 2006-C2A Class C2, 0.698% 8/15/15 (g)(m)		8,530,177	8,520,552
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (g)		7,576	0
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0738% 10/25/44 (g)(m)		1,789,540	1,055,828
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.5785% 11/21/40 (g)(m)		500,000	445,000
Class D, 1.1085% 11/21/40 (g)(m)		305,000	106,750
TOTAL ASSET-BACKED SECURITIES (Cost $337,708,652)			351,270,096
Collateralized Mortgage Obligations - 1.7%

Private Sponsor - 1.7%
ABN AMRO Mortgage Corp. Series 2003-9 Class B5, 4.5164% 8/25/18 (g)		198,215	25,768
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6578% 4/10/49 (m)		106,000	70,444
Class C, 5.8361% 4/10/49 (m)		281,000	159,113
Class D, 5.8361% 4/10/49 (m)		141,000	61,053
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.408% 3/15/22 (g)(m)		65,120	65,044
Banc of America Mortgage Securities, Inc.:
Series 2003-L Class 2A1, 2.9037% 1/25/34 (m)		1,875,181	1,762,594
Series 2004-1 Class 2A2, 3.2308% 10/25/34 (m)		1,939,321	1,752,224
Series 2004-A Class 2A2, 2.8609% 2/25/34 (m)		1,095,370	975,097
Series 2004-B:
Class 1A1, 2.7465% 3/25/34 (m)		139,928	126,650
Class 2A2, 2.8678% 3/25/34 (m)		5,302,710	5,046,735
Series 2004-D Class 2A2, 2.8778% 5/25/34 (m)		1,766,751	1,618,457
Series 2004-G Class 2A7, 3.021% 8/25/34 (m)		1,656,264	1,488,076
Series 2004-H Class 2A1, 3.1658% 9/25/34 (m)		1,445,935	1,295,239
Bayview Commercial Asset Trust Series 2006-3A Class IO, 3.2127% 10/25/36 (g)(m)(o)		10,709,888	733,627
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.754% 1/25/35 (m)		$ 2,112,092	$ 1,694,735
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-BBA7 Class C, 0.438% 3/15/19 (g)(m)		350,000	339,500
Series 2006-T24 Class X2, 0.6062% 10/12/41 (g)(m)(o)		3,690,559	38,090
Chase Mortgage Finance Trust:
Series 2007-A1 Class 1A5, 2.938% 2/25/37 (m)		1,417,701	1,404,524
Series 2007-A2 Class 2A1, 3.0641% 7/25/37 (m)		341,123	340,413
Citigroup Commercial Mortgage Trust Series 2008-C7 Class A2B, 6.2942% 12/10/49 (m)		1,902,000	1,997,812
Citigroup Mortgage Loan Trust Series 2004-UST1 Class A4, 2.3824% 8/25/34 (m)		1,283,984	1,279,969
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (m)		2,125,000	828,750
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.698% 7/16/34 (g)(m)		259,172	258,784
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (g)		78,237	0
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		62,490	24,237
Series 2003-35 Class B, 4.6374% 9/25/18 (m)		101,486	11,163
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 2.8944% 11/25/34 (m)		1,201,646	1,121,431
Series 2003-17 Class B4, 5.389% 6/25/33 (m)		272,108	81,632
Series 2004-3 Class DB4, 5.8281% 4/25/34 (m)		74,561	186
CWALT, Inc.:
floater Series 2005-56:
Class 1A1, 0.924% 11/25/35 (m)		33,172,058	20,655,209
Class 2A3, 1.8063% 11/25/35 (m)		8,053,974	5,118,992
Series 2005-56:
Class 4A1, 0.504% 11/25/35 (m)		6,487,803	4,103,006
Class 5A1, 0.514% 11/25/35 (m)		9,694,884	5,496,950
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.8757% 10/25/34 (m)		1,595,152	1,533,332
Fosse Master Issuer PLC floater Series 2006-1A:
Class B2, 0.4355% 10/18/54 (g)(m)		1,174,985	1,172,933
Class C2, 0.7455% 10/18/54 (g)(m)		393,793	391,470
Class M2, 0.5255% 10/18/54 (g)(m)		674,834	673,269
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.618% 4/25/20 (g)(m)		300,000	307,890
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
FREMF Mortgage Trust: - continued
Series 2010-K6 Class B, 5.5324% 12/26/46 (g)(m)		$ 550,000	$ 564,297
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36		217,693	22
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (g)		88,490	9,734
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 0.73% 11/20/56 (g)(m)		2,852,000	2,814,799
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2958% 12/20/54 (m)		205,017	132,267
Series 2006-1A Class C2, 1.3958% 12/20/54 (g)(m)		6,523,000	4,239,950
Series 2006-2 Class C1, 0.6658% 12/20/54 (m)		21,543,000	14,002,950
Series 2006-3 Class C2, 0.6958% 12/20/54 (m)		1,124,000	730,600
Series 2006-4:
Class B1, 0.2858% 12/20/54 (m)		4,521,000	3,888,060
Class C1, 0.5758% 12/20/54 (m)		2,767,000	1,798,550
Class M1, 0.3658% 12/20/54 (m)		1,190,000	910,350
Series 2007-1:
Class 1C1, 0.7958% 12/20/54 (m)		2,234,000	1,452,100
Class 1M1, 0.4958% 12/20/54 (m)		1,493,000	1,142,145
Class 2C1, 1.1558% 12/20/54 (m)		1,015,000	659,750
Class 2M1, 0.6958% 12/20/54 (m)		1,917,000	1,466,505
Series 2007-2 Class 2C1, 0.6271% 12/17/54 (m)		2,654,000	1,725,100
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.724% 1/20/44 (m)		430,241	331,286
GSR Mortgage Loan Trust:
floater Series 2007-AR1 Class 6A1, 4.7324% 3/25/37 (m)		7,547,363	7,578,209
Series 2007-AR2 Class 2A1, 2.7448% 4/25/35 (m)		724,574	623,833
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 0.417% 5/19/35 (m)		359,341	238,749
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18:
Class A1, 5.32% 6/12/47 (m)		45,183	45,529
Class A3, 5.447% 6/12/47 (m)		3,606,000	3,772,196
JPMorgan Mortgage Trust:
sequential payer Series 2006-A5 Class 3A5, 5.8553% 8/25/36 (m)		2,600,000	2,096,629
Series 2004-A3 Class 4A1, 4.2606% 7/25/34 (m)		1,521,365	1,473,624
Series 2004-A5 Class 2A1, 2.6036% 12/25/34 (m)		1,880,791	1,786,825
Series 2006-A2 Class 5A1, 2.9729% 11/25/33 (m)		2,939,594	2,817,141
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (g)		$ 14,058	$ 14,060
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C6 Class A4, 5.372% 9/15/39		857,000	939,834
Luminent Mortgage Trust:
floater Series 2006-1 Class A1, 0.434% 4/25/36 (m)		17,564,836	10,314,516
Series 2006-5 Class A1A, 0.384% 7/25/36 (m)		13,441,238	7,486,419
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.404% 5/25/47 (m)		3,072,407	2,170,336
MASTR Asset Backed Securities Trust Series 2006-NC3 Class M1, 0.424% 10/25/36 (m)		106,457	155
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.364% 2/25/37 (m)		7,650,975	5,322,172
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 0.368% 6/15/22 (g)(m)		251,984	245,684
Class C, 0.388% 6/15/22 (g)(m)		1,559,607	1,466,031
Class D, 0.398% 6/15/22 (g)(m)		600,006	561,006
Class E, 0.408% 6/15/22 (g)(m)		959,771	887,788
Class F, 0.438% 6/15/22 (g)(m)		1,545,171	1,413,831
Class G, 0.508% 6/15/22 (g)(m)		359,765	321,990
Class H, 0.528% 6/15/22 (g)(m)		720,211	631,985
Class J, 0.568% 6/15/22 (g)(m)		840,246	728,913
Class TM, 0.698% 6/15/22 (g)(m)		1,107,230	1,062,941
Merrill Lynch Mortgage Investors Trust:
Series 1998-C3 Class F, 6% 12/15/30 (g)		930,000	961,620
Series 2004-A4 Class A1, 2.7498% 8/25/34 (m)		2,102,893	2,010,085
Series 2005-A2 Class A7, 2.6245% 2/25/35 (m)		1,460,783	1,371,496
Series 2006-A6 Class A4, 3.1889% 10/25/33 (m)		1,495,007	1,432,183
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		101,000	103,330
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (m)		8,143,000	8,558,187
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.484% 7/25/35 (m)		2,182,395	1,750,159
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 0.494% 3/25/37 (m)		2,994,072	201,187
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 2.8085% 10/25/35 (m)		3,130,717	2,689,512
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5539% 7/10/35 (g)(m)		1,586,651	1,295,024
Class B6, 3.0539% 7/10/35 (g)(m)		353,765	272,541
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Residential Accredit Loans, Inc. floater Series 2005-QO5 Class A1, 1.3063% 1/25/46 (m)		$ 13,997,605	$ 8,411,049
Residential Asset Mortgage Products, Inc. sequential payer:
Series 2003-SL1 Class A31, 7.125% 4/25/31		963,519	1,027,353
Series 2004-SL3 Class A1, 7% 8/25/16		53,518	54,382
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.644% 6/25/33 (g)(m)		395,649	365,080
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (g)		268,000	93,800
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 0.8997% 7/20/34 (m)		38,057	28,171
Structured Asset Mortgage Investments, Inc. floater Series 2006-AR6 Class 2A1, 0.384% 7/25/46 (m)		27,531,826	16,643,872
Structured Asset Securities Corp.:
Series 2003-15A Class 4A, 5.3739% 4/25/33 (m)		630,311	607,227
Series 2003-20 Class 1A1, 5.5% 7/25/33		453,262	461,357
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4126% 9/25/36 (m)		3,273,627	2,329,136
WaMu Mortgage pass-thru certificates:
Series 2003-AR8 Class A, 2.7161% 8/25/33 (m)		1,054,503	1,034,117
Series 2005-AR3 Class A2, 2.5752% 3/25/35 (m)		2,854,223	2,559,751
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (g)		173,781	36,494
Series 2004-EE Class 2A2, 2.845% 12/25/34 (m)		916,796	914,814
Series 2004-H Class A1, 4.4817% 6/25/34 (m)		1,610,000	1,577,777
Series 2004-W Class A9, 2.7613% 11/25/34 (m)		3,307,978	3,207,325
Series 2005-AR10 Class 2A2, 2.8082% 6/25/35 (m)		2,212,036	2,147,898
Series 2005-AR12:
Class 2A5, 2.7836% 7/25/35 (m)		8,918,687	8,453,435
Class 2A6, 2.7836% 7/25/35 (m)		967,996	917,173
Series 2005-AR2:
Class 1A2, 2.7386% 3/25/35 (m)		3,432,847	1,305,798
Class 2A2, 2.7435% 3/25/35 (m)		2,727,172	2,520,679
Series 2005-AR3 Class 2A1, 2.8729% 3/25/35 (m)		1,584,021	1,451,031
TOTAL PRIVATE SPONSOR			230,716,302
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - 0.0%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2002-9 Class PC, 6% 3/25/17		$ 296,338	$ 322,510
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $195,734,991)			231,038,812
Commercial Mortgage Securities - 6.4%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (p)		712,587	683,749
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		180,000	201,462
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.9169% 2/14/29 (g)(m)		800,000	804,240
Series 1997-D4:
Class B1, 7.525% 4/14/29		210,000	218,049
Class B2, 7.525% 4/14/29		1,498,104	1,556,950
Class B5, 7.525% 4/14/29		129,000	117,332
Series 1997-D5:
Class A2, 7.0825% 2/14/43 (m)		1,399,000	1,470,682
Class A3, 7.1325% 2/14/43 (m)		1,510,000	1,613,437
Class A5, 7.2025% 2/14/43 (m)		256,000	271,090
Class A6, 7.4525% 2/14/43 (m)		2,470,000	2,609,760
Class A7, 7.6925% 2/14/43 (m)		820,000	862,637
Class PS1, 1.4533% 2/14/43 (m)(o)		5,508,407	112,828
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9114% 5/10/45 (m)		2,221,000	2,370,189
Series 2006-5:
Class A2, 5.317% 9/10/47		6,841,580	6,979,796
Class A3, 5.39% 9/10/47		2,653,000	2,760,252
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	4,019,780
Series 2007-4 Class A3, 5.9998% 2/10/51 (m)		1,897,000	2,029,685
Series 2006-6 Class E, 5.619% 10/10/45 (g)		1,098,000	219,600
Series 2007-3:
Class A3, 5.8018% 6/10/49 (m)		3,176,000	3,357,173
Class A4, 5.8018% 6/10/49 (m)		3,965,000	4,313,484
Series 2008-1 Class D, 6.4371% 2/10/51 (g)(m)		125,000	90,663
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2001-1 Class A4, 5.451% 1/15/49		4,166,000	4,506,411
Series 2002-2 Class F, 5.487% 7/11/43		415,000	423,656
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage, Inc.: - continued
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38		$ 347,815	$ 352,411
Class A4, 4.153% 11/10/38		2,412,000	2,515,910
Series 2005-1 Class A3, 4.877% 11/10/42		1,823,284	1,823,227
Series 2007-1 Class A2, 5.381% 1/15/49		3,978,297	4,022,513
Series 2001-3 Class H, 6.562% 4/11/37 (g)		1,472,000	1,479,859
Series 2001-PB1:
Class J, 7.166% 5/11/35 (g)		474,000	470,755
Class K, 6.15% 5/11/35 (g)		885,000	864,080
Series 2003-1 Class G, 5.608% 9/11/36 (g)		310,000	321,343
Series 2004-1 Class F, 5.279% 11/10/39 (g)		185,000	155,270
Series 2004-4:
Class K, 4.637% 7/10/42 (g)(m)		300,000	1,500
Class L, 4.637% 7/10/42 (g)(m)		280,000	1,400
Series 2004-5 Class G, 5.5602% 11/10/41 (g)(m)		195,000	139,046
Series 2005-1 Class CJ, 5.1854% 11/10/42 (m)		550,000	576,889
Series 2005-3 Series A3B, 5.09% 7/10/43 (m)		5,908,000	6,208,552
Series 2005-6 Class AJ, 5.368% 9/10/47 (m)		300,000	303,597
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class B, 0.458% 3/15/22 (g)(m)		390,000	389,025
Class C, 0.508% 3/15/22 (g)(m)		817,000	816,510
Class D, 0.558% 3/15/22 (g)(m)		826,000	825,422
Class E, 0.598% 3/15/22 (g)(m)		684,000	672,030
Class F, 0.668% 3/15/22 (g)(m)		615,784	600,389
Class G, 0.728% 3/15/22 (g)(m)		399,119	377,167
Class J, 1.248% 3/15/22 (g)(m)		438,000	394,200
Class K, 2.198% 3/15/22 (g)(m)		427,499	348,412
Series 2006-BIX1:
Class C, 0.378% 10/15/19 (g)(m)		1,222,000	1,185,340
Class D, 0.408% 10/15/19 (g)(m)		1,494,000	1,426,770
Class E, 0.438% 10/15/19 (g)(m)		1,385,000	1,301,900
Class F, 0.508% 10/15/19 (g)(m)		3,150,730	2,953,809
Class G, 0.528% 10/15/19 (g)(m)		1,245,579	1,096,110
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.044% 12/25/33 (g)(m)		74,425	54,729
Series 2004-1:
Class A, 0.554% 4/25/34 (g)(m)		1,277,049	1,117,414
Class B, 2.094% 4/25/34 (g)(m)		143,175	76,616
Class M1, 0.754% 4/25/34 (g)(m)		114,954	87,466
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2004-1:
Class M2, 1.394% 4/25/34 (g)(m)		$ 106,202	$ 71,609
Series 2004-2:
Class A, 0.624% 8/25/34 (g)(m)		1,051,224	913,846
Class M1, 0.774% 8/25/34 (g)(m)		176,950	127,379
Series 2004-3:
Class A1, 0.564% 1/25/35 (g)(m)		2,373,073	2,104,659
Class A2, 0.614% 1/25/35 (g)(m)		340,533	299,897
Class M1, 0.694% 1/25/35 (g)(m)		409,648	288,804
Class M2, 1.194% 1/25/35 (g)(m)		189,822	128,433
Series 2005-2A:
Class A1, 0.504% 8/25/35 (g)(m)		1,771,357	1,460,643
Class M1, 0.624% 8/25/35 (g)(m)		88,216	57,437
Class M2, 0.674% 8/25/35 (g)(m)		145,497	86,496
Class M3, 0.694% 8/25/35 (g)(m)		80,499	45,768
Class M4, 0.804% 8/25/35 (g)(m)		73,895	39,864
Series 2005-3A:
Class A1, 0.514% 11/25/35 (g)(m)		659,026	548,401
Class A2, 0.594% 11/25/35 (g)(m)		653,092	545,907
Class M1, 0.634% 11/25/35 (g)(m)		77,946	51,129
Class M2, 0.684% 11/25/35 (g)(m)		98,961	58,728
Class M3, 0.704% 11/25/35 (g)(m)		88,568	50,582
Class M4, 0.794% 11/25/35 (g)(m)		110,347	55,650
Series 2005-4A:
Class A2, 0.584% 1/25/36 (g)(m)		1,549,282	1,308,339
Class B1, 1.594% 1/25/36 (g)(m)		133,884	46,924
Class M1, 0.644% 1/25/36 (g)(m)		499,768	323,671
Class M2, 0.664% 1/25/36 (g)(m)		149,931	91,353
Class M3, 0.694% 1/25/36 (g)(m)		218,962	122,915
Class M4, 0.804% 1/25/36 (g)(m)		121,098	62,241
Class M5, 0.844% 1/25/36 (g)(m)		121,098	57,584
Class M6, 0.894% 1/25/36 (g)(m)		128,619	53,780
Series 2006-1:
Class A2, 0.554% 4/25/36 (g)(m)		234,716	194,543
Class M1, 0.574% 4/25/36 (g)(m)		83,948	59,191
Class M2, 0.594% 4/25/36 (g)(m)		88,697	58,170
Class M3, 0.614% 4/25/36 (g)(m)		76,317	47,767
Class M4, 0.714% 4/25/36 (g)(m)		43,246	25,772
Class M5, 0.754% 4/25/36 (g)(m)		41,974	22,947
Class M6, 0.834% 4/25/36 (g)(m)		83,694	40,063
Series 2006-2A:
Class A1, 0.424% 7/25/36 (g)(m)		4,259,686	3,389,773
Class A2, 0.474% 7/25/36 (g)(m)		210,742	165,608
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2006-2A:
Class B1, 1.064% 7/25/36 (g)(m)		$ 78,904	$ 28,808
Class B3, 2.894% 7/25/36 (g)(m)		119,213	36,430
Class M1, 0.504% 7/25/36 (g)(m)		221,112	144,717
Class M2, 0.524% 7/25/36 (g)(m)		156,005	95,357
Class M3, 0.544% 7/25/36 (g)(m)		129,403	77,781
Class M4, 0.614% 7/25/36 (g)(m)		87,381	50,483
Class M5, 0.664% 7/25/36 (g)(m)		107,400	60,109
Class M6, 0.734% 7/25/36 (g)(m)		160,243	67,517
Series 2006-3A:
Class B1, 0.994% 10/25/36 (g)(m)		143,709	18,603
Class B2, 1.544% 10/25/36 (g)(m)		103,652	10,403
Class B3, 2.794% 10/25/36 (g)(m)		168,677	9,042
Class M4, 0.624% 10/25/36 (g)(m)		158,825	54,001
Class M5, 0.674% 10/25/36 (g)(m)		190,137	57,041
Class M6, 0.754% 10/25/36 (g)(m)		372,175	81,879
Series 2006-4A:
Class A1, 0.424% 12/25/36 (g)(m)		824,870	668,145
Class A2, 0.464% 12/25/36 (g)(m)		4,197,150	3,105,891
Class B1, 0.894% 12/25/36 (g)(m)		128,331	20,289
Class B2, 1.444% 12/25/36 (g)(m)		130,808	17,174
Class B3, 2.644% 12/25/36 (g)(m)		222,756	20,362
Class M1, 0.484% 12/25/36 (g)(m)		268,490	120,570
Class M2, 0.504% 12/25/36 (g)(m)		178,993	73,451
Class M3, 0.534% 12/25/36 (g)(m)		181,496	63,653
Class M4, 0.594% 12/25/36 (g)(m)		217,170	64,776
Class M5, 0.634% 12/25/36 (g)(m)		199,646	48,811
Class M6, 0.714% 12/25/36 (g)(m)		178,993	36,767
Series 2007-1:
Class A2, 0.464% 3/25/37 (g)(m)		916,139	609,232
Class B1, 0.864% 3/25/37 (g)(m)		291,480	43,722
Class B2, 1.344% 3/25/37 (g)(m)		211,338	24,304
Class B3, 3.544% 3/25/37 (g)(m)		462,186	25,420
Class M1, 0.464% 3/25/37 (g)(m)		256,469	105,152
Class M2, 0.484% 3/25/37 (g)(m)		191,553	65,128
Class M3, 0.514% 3/25/37 (g)(m)		169,881	52,663
Class M4, 0.564% 3/25/37 (g)(m)		136,530	35,498
Class M5, 0.614% 3/25/37 (g)(m)		213,126	46,888
Class M6, 0.694% 3/25/37 (g)(m)		298,390	56,694
Series 2007-2A:
Class A1, 0.464% 7/25/37 (g)(m)		831,407	616,427
Class A2, 0.514% 7/25/37 (g)(m)		776,837	494,245
Class B1, 1.794% 7/25/37 (g)(m)		239,244	22,709
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2007-2A:
Class B2, 2.444% 7/25/37 (g)(m)		$ 207,131	$ 13,862
Class B3, 3.544% 7/25/37 (g)(m)		232,877	11,443
Class M1, 0.564% 7/25/37 (g)(m)		272,782	94,545
Class M2, 0.604% 7/25/37 (g)(m)		149,059	40,063
Class M3, 0.684% 7/25/37 (g)(m)		151,138	30,850
Class M4, 0.844% 7/25/37 (g)(m)		298,397	49,662
Class M5, 0.944% 7/25/37 (g)(m)		263,043	38,984
Class M6, 1.194% 7/25/37 (g)(m)		333,521	41,192
Series 2007-3:
Class A2, 0.484% 7/25/37 (g)(m)		854,480	571,371
Class B1, 1.144% 7/25/37 (g)(m)		207,687	30,577
Class B2, 1.794% 7/25/37 (g)(m)		519,728	59,716
Class B3, 4.194% 7/25/37 (g)(m)		276,357	18,022
Class M1, 0.504% 7/25/37 (g)(m)		185,585	71,809
Class M2, 0.534% 7/25/37 (g)(m)		198,913	64,435
Class M3, 0.564% 7/25/37 (g)(m)		313,439	85,089
Class M4, 0.694% 7/25/37 (g)(m)		492,145	117,571
Class M5, 0.794% 7/25/37 (g)(m)		255,275	53,577
Class M6, 0.994% 7/25/37 (g)(m)		194,654	35,033
Series 2007-4A:
Class B1, 2.744% 9/25/37 (g)(m)		319,528	12,781
Class B2, 3.644% 9/25/37 (g)(m)		1,162,549	34,876
Class M1, 1.144% 9/25/37 (g)(m)		307,251	55,305
Class M2, 1.244% 9/25/37 (g)(m)		307,251	43,015
Class M4, 1.794% 9/25/37 (g)(m)		785,843	62,867
Class M5, 1.944% 9/25/37 (g)(m)		785,843	55,009
Class M6, 2.144% 9/25/37 (g)(m)		787,369	47,242
Series 2004-1 Class IO, 1.25% 4/25/34 (g)(o)		4,035,526	161,421
Series 2007-5A Class IO, 3.047% 10/25/37 (g)(m)(o)		9,797,345	1,058,113
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6205% 3/11/39 (m)		450,000	446,225
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class D, 0.458% 3/15/19 (g)(m)		200,000	194,000
Class E, 0.518% 3/15/19 (g)(m)		365,000	354,050
Class F, 0.538% 3/15/19 (g)(m)		160,000	155,200
Class G, 0.638% 3/15/19 (g)(m)		1,020,386	918,347
Class H, 0.848% 3/15/19 (g)(m)		541,917	460,629
Class J, 1.048% 3/15/19 (g)(m)		407,118	346,050
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater:
Series 2007-BBA8:
Class D, 0.448% 3/15/22 (g)(m)		$ 655,330	$ 597,696
Class E, 0.498% 3/15/22 (g)(m)		3,607,157	3,256,153
Class F, 0.548% 3/15/22 (g)(m)		2,235,922	1,975,749
Class G, 0.598% 3/15/22 (g)(m)		537,549	458,252
Class H, 0.748% 3/15/22 (g)(m)		655,330	544,799
Class J, 0.898% 3/15/22 (g)(m)		655,330	501,284
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39		424,227	428,901
Series 2004-PWR3 Class A3, 4.487% 2/11/41		747,350	767,436
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	619,503
Series 2007-PW16 Class A4, 5.9055% 6/11/40 (m)		1,112,000	1,234,208
Series 2007-PW17 Class A1, 5.282% 6/11/50		626,620	640,408
Series 2007-T26 Class A1, 5.145% 1/12/45		287,347	291,490
Series 1999-C1:
Class G, 5.64% 2/14/31 (g)		70,000	68,239
Class I, 5.64% 2/14/31 (g)		205,000	126,105
Series 2003-PWR2 Class X2, 0.6817% 5/11/39 (g)(m)(o)		13,423,075	20,923
Series 2006-PW13 Class A3, 5.518% 9/11/41		6,714,000	7,000,187
Series 2006-PW14 Class X2, 0.8477% 12/11/38 (g)(m)(o)		21,680,723	350,837
Series 2006-T22:
Class A4, 5.7046% 4/12/38 (m)		237,000	263,759
Class B, 5.7046% 4/12/38 (g)(m)		200,000	197,610
Series 2007-BBA8:
Class K, 1.398% 3/15/22 (g)(m)		120,000	62,217
Class L, 2.098% 3/15/22 (g)(m)		253,568	107,016
Series 2007-PW16:
Class B, 5.716% 6/11/40 (g)(m)		304,000	194,988
Class C, 5.716% 6/11/40 (g)(m)		255,000	137,989
Class D, 5.716% 6/11/40 (g)(m)		255,000	127,761
Series 2007-PW18 Class X2, 0.4827% 6/11/50 (g)(m)(o)		165,852,612	1,873,571
Series 2007-T28:
Class A1, 5.422% 9/11/42		164,424	165,836
Class X2, 0.3378% 9/11/42 (g)(m)(o)		81,712,551	586,606
C-BASS Trust floater Series 2006-SC1 Class A, 0.464% 5/25/36 (g)(m)		827,615	639,828
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (g)		$ 2,235,000	$ 2,386,611
Class XCL, 2.4992% 5/15/35 (g)(m)(o)		14,948,536	312,543
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (g)		800,000	659,285
Series 1998-2 Class J, 6.39% 11/18/30 (g)		489,102	81,876
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (g)		290,000	298,442
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class F, 0.5071% 8/15/21 (g)(m)		678,000	672,784
Class G, 0.5271% 8/15/21 (g)(m)		542,222	540,035
Class H, 0.5671% 8/15/21 (g)(m)		433,548	426,270
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49		9,955,000	10,895,610
Series 2006-C5 Class AMP2, 5.5005% 10/15/49 (g)		2,860,929	2,659,647
Series 2007-C6:
Class A1, 5.622% 12/10/49 (m)		8,354,572	8,343,187
Class A4, 5.8862% 12/10/49 (m)		5,830,000	6,466,839
Series 2007-FL3A Class A2, 0.338% 4/15/22 (g)(m)		6,878,000	6,520,352
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A2A, 5.237% 12/11/49		8,132,140	8,183,639
Class A4, 5.322% 12/11/49		14,623,000	15,611,418
Series 2006-CD2 Class VPM2, 5.8052% 1/15/46 (g)(m)		320,000	314,959
Series 2007-CD4:
Class A3, 5.293% 12/11/49		1,852,000	1,920,334
Class C, 5.476% 12/11/49		3,581,000	1,253,350
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)(m)	CAD	138,000	103,273
Class G, 5.01% 5/15/44 (g)(m)	CAD	30,000	20,256
Class H, 5.01% 5/15/44 (g)(m)	CAD	20,000	11,474
Class J, 5.01% 5/15/44 (g)(m)	CAD	20,000	10,450
Class K, 5.01% 5/15/44 (g)(m)	CAD	10,000	4,364
Class L, 5.01% 5/15/44 (g)(m)	CAD	36,000	14,410
Class M, 5.01% 5/15/44 (g)(m)	CAD	165,000	60,721
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0102% 5/15/46 (m)		1,902,000	2,037,825
Series 2006-C1 Class B, 5.359% 8/15/48		5,706,000	2,738,880
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class B, 0.428% 4/15/17 (g)(m)		$ 9,881,000	$ 9,399,301
Class C, 0.468% 4/15/17 (g)(m)		1,531,000	1,441,054
Class D, 0.508% 4/15/17 (g)(m)		950,056	875,239
Class E, 0.568% 4/15/17 (g)(m)		802,445	723,204
Class F, 0.608% 4/15/17 (g)(m)		171,562	151,189
Class G, 0.748% 4/15/17 (g)(m)		171,562	146,042
Class H, 0.818% 4/15/17 (g)(m)		171,562	137,464
Class J, 1.048% 4/15/17 (g)(m)		131,565	92,260
Series 2005-FL11:
Class B, 0.448% 11/15/17 (g)(m)		175,588	171,198
Class C, 0.498% 11/15/17 (g)(m)		1,451,600	1,404,423
Class D, 0.538% 11/15/17 (g)(m)		75,490	72,470
Class E, 0.588% 11/15/17 (g)(m)		268,371	254,953
Class F, 0.648% 11/15/17 (g)(m)		185,934	172,918
Class G, 0.698% 11/15/17 (g)(m)		128,880	116,636
Series 2006-FL12 Class AJ, 0.328% 12/15/20 (g)(m)		2,710,000	2,520,300
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		550,000	553,181
Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		1,029,512	1,042,381
Series 2005-C6 Class A2, 4.999% 6/10/44 (m)		18,884	19,285
Series 2006-C8 Class A3, 5.31% 12/10/46		5,420,000	5,649,060
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (g)		3,306,000	3,310,133
Class AJFX, 5.478% 2/5/19 (g)		5,750,000	5,797,502
Series 2007-C9 Class A4, 6.0084% 12/10/49 (m)		4,209,000	4,693,148
Series 2001-J1A Class F, 6.6093% 2/16/34 (g)(m)		600,000	604,318
Series 2001-J2A Class F, 7.0341% 7/16/34 (g)(m)		199,000	199,555
Series 2006-C8 Class XP, 0.6858% 12/10/46 (m)(o)		19,945,239	213,594
Commercial Mortgage Acceptance Corp.:
Series 1998-C1:
Class F, 6.23% 7/15/31 (g)		50,378	51,765
Class G, 6.21% 7/15/31 (g)		554,000	576,650
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (g)(m)		190,070	197,346
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (g)		550,000	499,687
Series 1999-C2 Class G, 6% 11/17/32		302,000	269,422
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39		$ 17,590,000	$ 19,069,646
Series 2007-C2:
Class A2, 5.448% 1/15/49 (m)		10,084,579	10,208,319
Class A3, 5.542% 1/15/49 (m)		3,804,000	4,054,453
Series 2007-C3 Class A4, 5.9052% 6/15/39 (m)		28,438,000	30,898,174
Series 2006-C4 Class AAB, 5.439% 9/15/39		10,824,000	11,260,903
Series 2006-C5 Class ASP, 0.8755% 12/15/39 (m)(o)		12,142,531	197,186
Series 2007-C5 Class A4, 5.695% 9/15/40 (m)		1,722,000	1,850,895
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.548% 4/15/22 (g)(m)		6,783,000	5,426,400
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.798% 9/15/21 (g)(m)		270,225	249,887
sequential payer:
Series 2001-CK6 Class B, 6.582% 8/15/36		1,902,000	1,926,172
Series 2002-CP5 Class A1, 4.106% 12/15/35		88,243	88,970
Series 2004-C1:
Class A3, 4.321% 1/15/37		259,618	262,083
Class A4, 4.75% 1/15/37		884,000	935,529
Series 1997-C2 Class F, 7.46% 1/17/35 (m)		929,000	1,019,442
Series 1998-C1:
Class F, 6% 5/17/40 (g)		659,000	682,773
Class H, 6% 5/17/40 (g)		90,318	7,860
Series 1998-C2:
Class F, 6.75% 11/11/30 (g)		1,156,000	1,249,705
Class G, 6.75% 11/11/30 (g)		180,000	183,693
Series 2001-CK6 Class AX, 1.1234% 8/15/36 (m)(o)		3,855,485	8,331
Series 2001-CKN5 Class AX, 2.1724% 9/15/34 (g)(m)(o)		8,159,662	13,891
Series 2003-C3:
Class D, 4.131% 5/15/38		120,000	121,869
Class J, 4.231% 5/15/38 (g)		300,000	227,592
Series 2006-C1 Class A3, 5.711% 2/15/39 (m)		10,043,000	10,607,998
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.348% 2/15/22 (g)(m)		721,000	656,110
Class C:
0.368% 2/15/22 (g)(m)		1,864,711	1,678,240
0.468% 2/15/22 (g)(m)		665,993	572,754
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse Mortgage Capital Certificates: - continued
floater Series 2007-TFL1:
Class F, 0.518% 2/15/22 (g)(m)		$ 1,331,815	$ 1,118,725
Class L, 2.098% 2/15/22 (g)(m)		100,000	5,000
sequential payer Series 2007-C1 Class A2, 5.268% 2/15/40		13,414,255	13,469,531
Series 2007-C1:
Class ASP, 0.61% 2/15/40 (m)(o)		29,709,955	311,931
Class B, 5.487% 2/15/40 (g)(m)		2,907,000	581,400
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.844% 3/25/17 (g)(m)		160,000	130,850
CRESIX Finance Ltd. Series 2006-AA Class F, 4.394% 3/25/17 (g)(m)		260,000	206,375
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		500,000	370,000
DBUBS Mortgage Trust Series 2011-LC1A:
Class E, 5.7285% 11/10/46 (g)(m)		180,000	177,493
Class F, 5.7285% 11/10/46 (g)(m)		330,000	310,392
Class XB, 0.319% 11/10/46 (g)(m)(o)		20,920,000	385,474
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		400,000	338,360
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.4574% 6/10/31 (g)(m)		891,000	948,080
Series 2000-CKP1 Class B3, 8.1363% 11/10/33 (m)		230,000	229,636
Extended Stay America Trust Series 2010-ESHA Class D, 5.4983% 11/5/27 (g)		1,500,000	1,568,674
FHLMC Multifamily Structured pass-through Certificates Series K013 Class X3, 2.8844% 1/25/43 (m)(o)		820,000	141,199
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		770,000	777,399
Class K, 6% 12/12/33 (g)		520,000	518,521
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1:
Class D, 6.484% 3/15/33		652,201	653,568
Class G, 6.936% 3/15/33 (g)		1,642,000	1,630,187
Class H, 7.039% 3/15/33 (g)		63,000	63,176
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (g)(m)		443,000	456,298
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (g)		200,000	215,431
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.661% 12/25/48 (m)(o)		1,640,000	263,220
Series K012 Class X3, 2.287% 1/25/41 (m)(o)		1,800,000	259,380
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1637% 9/25/45 (g)(m)		$ 1,290,000	$ 1,304,558
Series 2011-K10 Class B, 4.7565% 11/25/49 (g)(m)		240,000	230,932
Series 2011-K11 Class B, 4.569% 12/25/48 (g)(m)		750,000	712,010
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		1,325,737	1,326,400
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		11,404,000	12,265,423
Series 2001-1 Class X1, 1.2156% 5/15/33 (g)(m)(o)		3,513,317	21,080
Series 2001-3 Class C, 6.51% 6/10/38		287,000	290,948
Series 2002-1A Class H, 7.3843% 12/10/35 (g)(m)		65,000	65,675
Series 2007-C1 Class XP, 0.3797% 12/10/49 (m)(o)		33,375,139	166,932
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	232,197
Series 1997-C2:
Class F, 6.75% 4/15/29 (m)		701,630	730,999
Class G, 6.75% 4/15/29 (m)		504,000	553,132
Series 1999-C1 Class F, 6.02% 5/15/33 (g)		256,617	266,389
Series 1999-C2I Class K, 6.481% 9/15/33 (p)		385,000	179,034
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		105,143	105,549
Class J, 6.974% 8/15/36		226,000	224,790
Class K, 6.974% 8/15/36		427,000	159,100
Series 2000-C1 Class K, 7% 3/15/33		90,000	65,635
Series 2002-C3 Class B, 5.101% 7/10/39		285,000	297,255
Series 2005-C1 Class X2, 0.7311% 5/10/43 (m)(o)		7,242,120	42,433
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3995% 11/5/21 (g)(m)		715,000	658,802
sequential payer:
Series 2003-C1 Class D, 4.29% 7/5/35 (g)		490,000	508,176
Series 2007-GG11 Class A2, 5.597% 12/10/49		3,804,000	3,970,810
Series 2007-GG9 Class A4, 5.444% 3/10/39		5,530,000	5,989,223
Series 2002-C1:
Class H, 5.903% 1/11/35 (g)		97,000	99,389
Class J, 6.306% 1/11/35 (g)		760,000	753,785
Series 2003-C2 Class J, 5.234% 1/5/36 (g)(m)		250,000	232,856
Series 2005-GG3 Class XP, 0.6789% 8/10/42 (g)(m)(o)		31,832,240	145,512
Series 2006-GG7:
Class A3, 5.881% 7/10/38 (m)		5,013,000	5,307,612
Class A4, 6.0778% 7/10/38 (m)		9,540,000	10,636,676
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2007-GG11 Class A1, 0.4589% 12/10/49 (g)(m)(o)		$ 42,424,236	$ 351,939
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 0.449% 6/6/20 (g)(m)		62,696	61,207
Class D, 0.489% 6/6/20 (g)(m)		453,000	426,422
Class E, 0.579% 6/6/20 (g)(m)		526,000	481,979
Class F, 0.649% 6/6/20 (g)(m)		835,001	757,650
Class J, 1.959% 6/6/20 (g)(m)		250,000	186,969
Series 2007-EOP:
Class C, 2.1455% 3/6/20 (g)(m)		1,994,000	1,966,019
Class D, 2.3636% 3/6/20 (g)(m)		4,004,000	3,948,897
Class F, 2.8433% 3/6/20 (g)(m)		164,000	161,569
Class G, 3.0177% 3/6/20 (g)(m)		81,000	79,852
Class H, 3.5846% 3/6/20 (g)(m)		60,000	59,443
Class J, 4.4568% 3/6/20 (g)(m)		86,000	85,656
Class L, 6.4193% 3/6/20 (g)(m)		400,000	397,715
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38		590,000	594,395
Series 1997-GL:
Class G, 7.7695% 7/13/30 (m)		809,734	907,225
Class H, 8.0595% 7/13/30 (g)(m)		230,000	246,721
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (g)(m)		350,000	297,500
Series 2005-GG4 Class XP, 0.7099% 7/10/39 (g)(m)(o)		34,645,578	237,665
Series 2006-GG6 Class A2, 5.506% 4/10/38		6,877,987	6,873,491
Series 2006-RR2:
Class M, 5.7598% 6/23/46 (g)(m)		100,000	0
Class N, 5.7598% 6/23/46 (g)(m)		100,000	0
Series 2010-C1:
Class E, 4% 8/10/43 (g)		1,200,000	963,168
Class X, 1.5784% 8/10/43 (g)(m)(o)		6,322,047	600,594
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		500,000	502,850
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39		1,717,105	1,727,339
Series 2007-GG10:
Class A2, 5.778% 8/10/45		13,096,737	13,403,894
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
GS Mortgage Securities Trust: - continued
sequential payer:
Series 2007-GG10:
Class A4, 6.0017% 8/10/45 (m)		$ 9,090,000	$ 9,777,109
Series 2010-C2 Class XA, 0.6959% 12/10/43 (g)(m)		5,639,427	178,206
HVB Mortgage Capital Corp. floater Series 2003-FL1A Class K, 3.0539% 9/10/22 (g)(m)		1,120,000	1,067,835
JP Morgan Chase Commercial Mortgage Sec. Corp. Series 2011-C4 Class E, 5.3887% 7/15/46 (g)(m)		370,000	365,067
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C1 Class E, 6.135% 7/12/37 (g)		201,000	206,859
Series 2003-C1:
Class CM1, 5.5061% 1/12/37 (g)(m)		203,289	191,599
Class D, 5.192% 1/12/37		230,000	236,550
Series 2009-IWST Class D, 7.6935% 12/5/27 (g)(m)		625,000	716,675
Series 2010-CNTR Class D, 6.3899% 8/5/32 (g)(m)		695,000	723,296
JP Morgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2005-FL1A Class A2, 0.378% 2/15/19 (g)(m)		313,577	307,306
Series 2006-FL1A Class E, 0.568% 2/15/20 (g)(m)		144,283	135,858
sequential payer Series 2006-CB14 Class A3B, 5.6643% 12/12/44 (m)		5,657,000	5,900,453
Series 2004-CBX Class D, 5.097% 1/12/37 (m)		170,000	154,921
Series 2004-LN2 Class D, 5.3936% 7/15/41 (m)		420,000	390,896
Series 2005-CB13 Class E, 5.5268% 1/12/43 (g)(m)		963,000	99,767
Series 2005-LDP3 Class A3, 4.959% 8/15/42		10,394,769	10,759,624
Series 2010-C2:
Class D, 5.7151% 11/15/43 (g)(m)		645,000	648,761
Class XB, 0.7549% 11/15/43 (g)(m)(o)		3,600,000	159,431
JP Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,151,642	1,191,974
Series 2000-C9 Class G, 6.25% 10/15/32 (g)		618,701	619,787
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class A2, 0.328% 11/15/18 (g)(m)		10,000,000	9,700,000
Class B, 0.368% 11/15/18 (g)(m)		1,235,890	1,161,737
Class C, 0.408% 11/15/18 (g)(m)		878,066	816,601
Class D, 0.428% 11/15/18 (g)(m)		267,478	240,730
Class E, 0.478% 11/15/18 (g)(m)		385,851	351,124
Class F, 0.528% 11/15/18 (g)(m)		577,718	514,169
Class G, 0.558% 11/15/18 (g)(m)		501,988	431,709
Class H, 0.698% 11/15/18 (g)(m)		385,938	316,469
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP8 Class A4, 5.399% 5/15/45		$ 1,210,000	$ 1,321,345
Series 2006-LDP9:
Class A2, 5.134% 5/15/47 (m)		877,584	911,932
Class A3, 5.336% 5/15/47		9,409,000	10,146,157
Series 2007-CB19 Class A4, 5.9318% 2/12/49 (m)		6,670,000	7,348,835
Series 2007-LD11 Class A2, 5.9901% 6/15/49 (m)		5,340,000	5,498,431
Series 2007-LDPX:
Class A2 S, 5.305% 1/15/49		4,299,000	4,367,196
Class A3, 5.42% 1/15/49		8,142,000	8,828,507
Series 2006-CB17 Class A3, 5.45% 12/12/43		543,000	558,242
Series 2007-CB19:
Class B, 5.9318% 2/12/49 (m)		165,000	121,683
Class C, 5.9318% 2/12/49 (m)		424,000	266,081
Class D, 5.9318% 2/12/49 (m)		447,000	224,585
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (m)		364,000	211,382
Class CS, 5.466% 1/15/49 (m)		157,000	72,356
Class ES, 5.7307% 1/15/49 (g)(m)		983,000	206,735
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.1412% 7/15/44 (m)		21,615,000	23,974,978
Series 1998-C1 Class D, 6.98% 2/18/30		495,641	495,249
Series 1998-C4 Class G, 5.6% 10/15/35 (g)		583,000	615,415
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		150,000	148,142
Series 2005-C7:
Class AJ, 5.323% 11/15/40		500,000	498,661
Class AM, 5.263% 11/15/40 (m)		67,000	70,405
Series 2006-C1 Class A2, 5.084% 2/15/31		464,863	464,987
Series 2006-C6 Class A2, 5.262% 9/15/39 (m)		5,798,712	5,816,934
Series 2006-C7:
Class A1, 5.279% 11/15/38		123,552	124,022
Class A2, 5.3% 11/15/38		2,092,000	2,111,627
Class A3, 5.347% 11/15/38		1,417,000	1,543,722
Class AM, 5.378% 11/15/38		160,000	162,720
Series 2007-C1:
Class A1, 5.391% 2/15/40 (m)		119,867	120,960
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer:
Series 2007-C1:
Class A3, 5.398% 2/15/40		$ 10,000,000	$ 10,352,474
Class A4, 5.424% 2/15/40		5,434,000	5,930,921
Series 2007-C2 Class A3, 5.43% 2/15/40		3,967,000	4,298,375
Series 2007-C6 Class A2, 5.845% 7/15/40		9,904,201	10,233,599
Series 2001-C3 Class B, 6.512% 6/15/36		3,676,000	3,691,070
Series 2001-C7 Class D, 6.514% 11/15/33		2,092,000	2,120,586
Series 2002-C1 Class J, 6.95% 3/15/34 (g)(m)		86,000	87,730
Series 2003-C7 Class L, 5.224% 7/15/37 (g)(m)		284,000	200,954
Series 2004-C2:
Class G, 4.595% 3/15/36 (g)(m)		225,000	195,682
Class K, 5.4684% 3/15/36 (g)(m)		500,000	235,421
Series 2005-C2 Class AJ, 5.205% 4/15/30 (m)		740,000	745,897
Series 2005-C3 Class XCP, 0.9427% 7/15/40 (m)(o)		5,887,328	35,468
Series 2005-C5 Class A2, 4.885% 9/15/30		45,247	45,233
Series 2005-C7 Class C, 5.35% 11/15/40 (m)		686,000	652,947
Series 2006-C4:
Class AJ, 6.0982% 6/15/38 (m)		480,000	472,046
Class AM, 6.0982% 6/15/38 (m)		500,000	522,823
Series 2006-C6 Class XCP, 0.8631% 9/15/39 (m)(o)		8,763,693	132,312
Series 2007-C1 Class XCP, 0.6707% 2/15/40 (m)(o)		3,265,697	36,908
Series 2007-C6 Class A4, 5.858% 7/15/40 (m)		2,376,000	2,574,016
Series 2007-C7:
Class A3, 5.866% 9/15/45		2,029,000	2,240,949
Class XCP, 0.4375% 9/15/45 (m)(o)		142,728,718	1,328,134
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.428% 9/15/21 (g)(m)		608,683	553,902
Class E, 0.488% 9/15/21 (g)(m)		2,196,145	1,954,569
Class F, 0.538% 9/15/21 (g)(m)		1,143,094	983,061
Class G, 0.558% 9/15/21 (g)(m)		2,258,211	1,851,733
Class H, 0.598% 9/15/21 (g)(m)		582,579	460,237
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34		3,377,000	3,425,503
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (g)		180,000	184,320
Class I11, 7.72% 2/26/28 (g)		100,000	101,810
Class I12, 7.72% 2/26/28 (g)		100,000	100,520
Class I9, 7.72% 2/26/28 (g)		153,200	155,299
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.4345% 10/12/39 (g)	CAD	320,000	270,654
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (m)		555,046	580,689
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch Mortgage Investors Trust: - continued
Series 1998-C3 Class E, 7.0445% 12/15/30 (m)		$ 173,000	$ 185,499
Merrill Lynch Mortgage Trust:
Series 2004-MKB1 Class F, 5.8365% 2/12/42 (g)(m)		180,000	174,196
Series 2005-CKI1 Class A3, 5.3967% 11/12/37 (m)		1,490,330	1,520,137
Series 2005-LC1 Class F, 5.5633% 1/12/44 (g)(m)		1,655,000	880,712
Series 2006-C1:
Class A2, 5.8093% 5/12/39 (m)		1,868,924	1,925,463
Class AJ, 5.8543% 5/12/39 (m)		160,000	155,152
Class AM, 5.8543% 5/12/39 (m)		100,000	104,341
Series 2007-C1 Class A4, 6.02% 6/12/50 (m)		7,199,517	7,947,378
Series 2008-C1 Class A4, 5.69% 2/12/51		4,059,000	4,467,144
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3465% 12/12/49 (m)		849,801	832,289
sequential payer:
Series 2006-1 CLass A3, 5.4822% 2/12/39 (m)		2,024,000	2,086,527
Series 2006-4:
Class A2, 5.112% 12/12/49 (m)		1,029,916	1,037,080
Class ASB, 5.133% 12/12/49 (m)		1,636,000	1,739,018
Series 2007-5:
Class A3, 5.364% 8/12/48		11,417,000	11,764,773
Class A4, 5.378% 8/12/48		76,000	80,955
Class B, 5.479% 8/12/48		5,706,000	2,640,809
Series 2007-6:
Class A1, 5.175% 3/12/51		43,888	44,158
Class A4, 5.485% 3/12/51 (m)		14,650,000	15,796,723
Series 2007-7 Class A4, 5.81% 6/12/50 (m)		6,656,000	7,208,756
Series 2007-8 Class A1, 4.622% 8/12/49		247,330	249,239
Series 2006-4 Class XP, 0.829% 12/12/49 (m)(o)		34,448,107	606,101
Series 2007-6 Class B, 5.635% 3/12/51 (m)		1,902,000	972,348
Series 2007-7 Class B, 5.9352% 6/12/50 (m)		166,000	46,397
Series 2007-8 Class A3, 6.1636% 8/12/49 (m)		1,640,000	1,807,266
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.398% 7/15/19 (g)(m)		357,716	178,858
Class H, 0.578% 7/15/19 (g)(m)		191,742	190,879
Class J, 0.628% 7/15/19 (g)(m)		354,000	294,021
Series 2007-XCLA Class A1, 0.398% 7/17/17 (g)(m)		1,099,107	1,011,178
Series 2007-XLFA:
Class C, 0.358% 10/15/20 (g)(m)		1,092,000	1,017,182
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
floater:
Series 2007-XLFA:
Class D, 0.388% 10/15/20 (g)(m)		$ 667,354	$ 600,700
Class E, 0.448% 10/15/20 (g)(m)		834,661	741,479
Class F, 0.498% 10/15/20 (g)(m)		500,899	435,622
Class G, 0.538% 10/15/20 (g)(m)		619,188	492,651
Class H, 0.628% 10/15/20 (g)(m)		389,758	280,677
Class J, 0.778% 10/15/20 (g)(m)		444,903	233,797
Class MHRO, 0.888% 10/15/20 (g)(m)		595,092	511,779
Class MJPM, 1.198% 10/15/20 (g)(m)		28,251	25,709
Class NHRO, 1.088% 10/15/20 (g)(m)		903,133	740,569
sequential payer:
Series 2003-IQ5 Class X2, 1.0242% 4/15/38 (g)(m)(o)		5,114,014	12,077
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		382,919	382,919
Series 2005-IQ9 Class A3, 4.54% 7/15/56		2,826,000	2,893,489
Series 2006-HQ10 Class AM, 5.36% 11/12/41		620,000	641,087
Series 2007-HQ11:
Class A1, 5.246% 2/12/44		99,776	100,153
Class A31, 5.439% 2/12/44 (m)		964,000	1,001,711
Series 2007-IQ13:
Class A1, 5.05% 3/15/44		267,142	268,808
Class A4, 5.364% 3/15/44		10,000,000	10,698,531
Series 2007-T25 Class A1, 5.391% 11/12/49		213,599	215,656
Series 1997-RR Class F, 7.4059% 4/30/39 (g)(m)		178,278	176,496
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		223,000	138,260
Series 1999-WF1:
Class N, 5.91% 11/15/31 (g)		210,000	176,371
Class O, 5.91% 11/15/31 (g)		292,859	106,282
Series 2003-IQ6 Class X2, 0.7293% 12/15/41 (g)(m)(o)		11,254,806	36,659
Series 2004-IQ7 Class E, 5.5438% 6/15/38 (g)(m)		120,000	104,400
Series 2004-RR2 Class C, 5.88% 10/28/33 (g)(m)		280,000	224,700
Series 2005-IQ9 Class X2, 1.2137% 7/15/56 (g)(m)(o)		20,117,996	135,042
Series 2006-HQ10 Class X2, 0.6882% 11/12/41 (g)(m)(o)		9,538,606	74,997
Series 2006-HQ8 Class A3, 5.6465% 3/12/44 (m)		1,200,616	1,212,675
Series 2006-IQ11:
Class A3, 5.8616% 10/15/42 (m)		2,565,765	2,672,201
Class A4, 5.8976% 10/15/42 (m)		570,000	632,859
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	726,478
Series 2006-T23 Class A3, 5.9755% 8/12/41 (m)		972,000	1,045,254
Series 2007-HQ12 Class A2, 5.7773% 4/12/49 (m)		12,042,908	12,357,648
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (m)		$ 2,852,000	$ 3,080,659
Class B, 5.9112% 4/15/49 (m)		469,000	262,640
Series 2011-C1 Class E, 5.4417% 9/15/47 (g)(m)		573,100	566,544
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9518% 2/23/34 (m)		466,000	524,102
Series 2001-TOP3 Class E, 7.278% 7/15/33 (g)(m)		150,000	153,202
Series 2003-TOP9 Class E, 5.7319% 11/13/36 (g)(m)		78,000	78,403
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (g)		538,100	573,960
Class G, 5% 8/20/30 (g)		361,875	372,556
Class J, 5% 8/20/30 (g)		195,000	198,335
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (g)		1,050,000	1,099,359
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		713,888	795,914
RBSCF Trust Series 2010-MB1 Class D, 4.8244% 4/15/24 (g)(m)		480,000	485,325
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (g)	CAD	107,000	84,770
Class G, 4.456% 9/12/38 (g)	CAD	54,000	40,780
Class H, 4.456% 9/12/38 (g)	CAD	36,000	25,324
Class J, 4.456% 9/12/38 (g)	CAD	36,000	23,529
Class K, 4.456% 9/12/38 (g)	CAD	18,000	10,282
Class L, 4.456% 9/12/38 (g)	CAD	26,000	13,748
Class M, 4.456% 9/12/38 (g)	CAD	128,859	36,930
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	89,251
Class G, 4.57% 4/12/23	CAD	42,000	28,396
Class H, 4.57% 4/12/23	CAD	42,000	27,117
Class J, 4.57% 4/12/23	CAD	42,000	25,907
Class K, 4.57% 4/12/23	CAD	21,000	12,382
Class L, 4.57% 4/12/23	CAD	63,000	35,522
Class M, 4.57% 4/12/23	CAD	185,000	47,211
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2001-C1 Class E, 6.31% 12/18/35		130,358	129,995
Series 2001-MMA:
Class E3, 6.5% 2/18/34 (g)(m)		200,000	205,022
Class E5, 6.5% 2/18/34 (g)(m)		900,000	927,396
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Structured Asset Securities Corp. Series 1997-LLI:
Class D, 7.15% 10/12/34		$ 154,735	$ 156,651
Class F, 7.3% 10/12/34 (g)		473,000	480,034
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.983% 8/15/39 (m)		170,000	173,951
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		270,000	283,500
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.773% 7/15/24 (g)(m)		110,000	40,596
Class G, 0.773% 7/15/24 (g)(m)		200,000	62,569
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (g)		180,000	190,739
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 1.398% 1/15/18 (g)(m)		1,276,330	1,225,328
Series 2006-WL7A:
Class E, 0.4771% 9/15/21 (g)(m)		1,770,598	1,507,284
Class F, 0.5371% 8/11/18 (g)(m)		1,877,987	1,532,469
Class G, 0.5571% 8/11/18 (g)(m)		1,779,101	1,207,798
Class J, 0.7971% 8/11/18 (g)(m)		395,545	215,591
Series 2007-WHL8:
Class AP1, 0.898% 6/15/20 (g)(m)		140,220	105,165
Class AP2, 0.998% 6/15/20 (g)(m)		235,007	164,505
Class F, 0.678% 6/15/20 (g)(m)		4,565,501	3,743,711
Class LXR1, 0.898% 6/15/20 (g)(m)		233,916	198,828
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (g)		2,360,529	2,373,703
Series 2003-C8 Class A3, 4.445% 11/15/35		8,283,000	8,377,399
Series 2006-C27 Class A2, 5.624% 7/15/45		1,432,006	1,436,769
Series 2006-C29:
Class A1, 5.11% 11/15/48		151,519	151,758
Class A3, 5.313% 11/15/48		5,051,000	5,436,150
Series 2007-C30:
Class A3, 5.246% 12/15/43		1,633,000	1,672,612
Class A4, 5.305% 12/15/43		8,604,000	8,883,129
Class A5, 5.342% 12/15/43		2,036,000	2,157,946
Series 2007-C31 Class A4, 5.509% 4/15/47		4,299,000	4,565,041
Series 2007-C32:
Class A2, 5.9267% 6/15/49 (m)		14,505,668	15,103,618
Class A3, 5.9317% 6/15/49 (m)		3,229,000	3,491,192
Series 2003-C6 Class G, 5.125% 8/15/35 (g)(m)		903,000	907,268
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust: - continued
sequential payer:
Series 2004-C10 Class E, 4.931% 2/15/41		$ 340,000	$ 341,645
Series 2004-C11:
Class D, 5.5416% 1/15/41 (m)		360,000	349,224
Class E, 5.5916% 1/15/41 (m)		327,000	288,848
Series 2004-C12 Class D, 5.4841% 7/15/41 (m)		280,000	267,109
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	269,896
Class C, 5.21% 8/15/41		170,000	174,362
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (g)(m)		1,464,000	1,467,660
Class 180B, 5.5782% 10/15/41 (g)(m)		666,000	666,000
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,796,525
Series 2005-C22:
Class B, 5.5358% 12/15/44 (m)		4,218,000	3,866,913
Class F, 5.5358% 12/15/44 (g)(m)		3,171,000	1,865,310
Series 2006-C23 Class A5, 5.416% 1/15/45 (m)		7,870,000	8,636,801
Series 2007-C30:
Class B, 5.463% 12/15/43 (m)		10,505,000	6,570,369
Class C, 5.483% 12/15/43 (m)		5,706,000	3,080,590
Class D, 5.513% 12/15/43 (m)		3,044,000	1,282,849
Class XP, 0.6357% 12/15/43 (g)(m)(o)		20,321,576	230,642
Series 2007-C31 Class C, 5.8836% 4/15/47 (m)		522,000	277,783
Series 2007-C32:
Class D, 5.9317% 6/15/49 (m)		1,431,000	683,385
Class E, 5.9317% 6/15/49 (m)		2,252,000	804,844
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33 Class A5, 6.0966% 2/15/51 (m)		19,259,000	20,986,397
Wells Fargo Commercial Mortgage Trust Series 2010-C1 Class XB, 0.5792% 11/15/43 (g)(o)		10,192,000	395,348
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $715,068,593)			866,734,345
Municipal Securities - 0.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (m)		3,300,000	3,283,137
California Gen. Oblig.:
7.5% 4/1/34		5,600,000	6,522,208
7.55% 4/1/39		8,202,000	9,664,417
Municipal Securities - continued
		Principal Amount (d)	Value
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15		$ 6,825,000	$ 7,071,724
5.665% 3/1/18		5,425,000	5,721,965
5.877% 3/1/19		8,205,000	8,615,824
TOTAL MUNICIPAL SECURITIES (Cost $37,632,681)			40,879,275
Foreign Government and Government Agency Obligations - 1.6%

Arab Republic of Egypt:
5.75% 4/29/20 (g)		1,275,000	1,260,338
6.875% 4/30/40 (g)		985,000	925,900
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		3,463,136	3,030,244
0.4677% 8/3/12 (m)		9,582,500	9,312,560
2.5% 12/31/38 (e)		3,210,000	1,372,275
7% 9/12/13		6,320,000	6,418,311
7% 10/3/15		7,020,000	6,709,950
Aruba Government 6.4% 9/6/15 (g)		350,000	367,850
Bahamian Republic 6.95% 11/20/29 (g)		805,000	853,300
Barbados Government 7.25% 12/15/21 (g)		522,000	549,405
Belarus Republic:
8.75% 8/3/15 (Reg. S)		2,830,000	2,521,530
8.95% 1/26/18		1,360,000	1,180,480
Bermuda Government 5.603% 7/20/20 (g)		470,000	512,300
Brazilian Federative Republic:
5.625% 1/7/41		1,135,000	1,150,323
6% 9/15/13		166,667	174,583
7.125% 1/20/37		430,000	522,450
8.75% 2/4/25		545,000	760,275
10.125% 5/15/27		340,000	527,850
12.25% 3/6/30		505,000	911,525
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		1,340,000	1,574,500
Chilean Republic 7.125% 1/11/12		3,045,000	3,160,710
Colombian Republic:
6.125% 1/18/41		1,200,000	1,308,000
7.375% 9/18/37		2,130,000	2,678,475
10.375% 1/28/33		965,000	1,457,150
11.75% 2/25/20		950,000	1,467,750
Congo Republic 3% 6/30/29 (e)		1,562,750	1,015,788
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Croatia Republic:
6.375% 3/24/21 (g)		$ 1,725,000	$ 1,779,338
6.625% 7/14/20 (g)		1,155,000	1,223,145
6.75% 11/5/19 (g)		2,005,000	2,149,921
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (g)		1,760,000	1,760,000
7.4% 1/22/15 (g)		1,635,000	1,786,238
8.25% 10/24/12 (g)		695,000	743,650
Dominican Republic:
1.2156% 8/30/24 (m)		1,350,000	1,198,125
7.5% 5/6/21 (g)		1,140,000	1,197,000
9.04% 1/23/18 (g)		967,284	1,097,868
9.5% 9/27/11 (Reg. S)		558,255	567,327
El Salvador Republic:
7.375% 12/1/19 (g)		745,000	819,500
7.625% 2/1/41 (g)		525,000	538,125
7.65% 6/15/35 (Reg. S)		1,265,000	1,306,113
7.75% 1/24/23 (Reg. S)		1,070,000	1,217,125
8.25% 4/10/32 (Reg. S)		375,000	419,063
Gabonese Republic 8.2% 12/12/17 (g)		1,310,000	1,529,425
Georgia Republic 6.875% 4/12/21 (g)		1,245,000	1,282,350
Ghana Republic 8.5% 10/4/17 (g)		1,375,000	1,533,125
Hungarian Republic:
4.75% 2/3/15		880,000	906,400
6.25% 1/29/20		2,250,000	2,385,000
6.375% 3/29/21		2,283,000	2,394,296
7.625% 3/29/41		1,488,000	1,614,480
Indonesian Republic:
4.875% 5/5/21 (g)		545,000	553,856
5.875% 3/13/20 (g)		1,560,000	1,712,100
6.625% 2/17/37 (g)		1,100,000	1,223,750
6.875% 1/17/18 (g)		980,000	1,136,800
7.5% 1/15/16 (g)		485,000	572,300
7.75% 1/17/38 (g)		1,690,000	2,116,556
8.5% 10/12/35 (Reg. S)		1,360,000	1,819,000
11.625% 3/4/19 (g)		1,620,000	2,369,250
Islamic Republic of Pakistan 7.125% 3/31/16 (g)		3,610,000	3,140,700
Ivory Coast 2.5% 12/31/32 (c)(e)		1,155,000	612,150
Jordanian Kingdom 3.875% 11/12/15		1,020,000	962,625
Kingdom Bahrain 5.5% 3/31/20		550,000	543,125
Lebanese Republic 4% 12/31/17		3,542,000	3,409,175
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lithuanian Republic:
5.125% 9/14/17 (g)		$ 430,000	$ 445,588
6.125% 3/9/21 (g)		885,000	950,269
6.75% 1/15/15 (g)		1,905,000	2,121,694
7.375% 2/11/20 (g)		2,235,000	2,609,363
Peruvian Republic:
3% 3/7/27 (e)		435,000	378,450
5.625% 11/18/50		1,715,000	1,612,100
7.35% 7/21/25		1,550,000	1,879,375
8.75% 11/21/33		2,715,000	3,692,400
Philippine Republic:
5.5% 3/30/26		515,000	518,863
6.375% 1/15/32		515,000	556,200
6.375% 10/23/34		760,000	820,800
6.5% 1/20/20		805,000	927,763
9.5% 2/2/30		260,000	371,150
9.5% 2/2/30		345,000	492,488
10.625% 3/16/25		595,000	893,988
Polish Government 3.875% 7/16/15		840,000	867,300
Provincia de Cordoba 12.375% 8/17/17 (g)		1,260,000	1,326,150
Provincia de Neuquen Argentina 7.875% 4/26/21 (g)		520,000	533,520
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,400,000	4,015,000
Republic of Nigeria 6.75% 1/28/21 (g)		1,555,000	1,617,200
Republic of Senegal 8.75% 5/13/21 (g)		900,000	942,750
Republic of Serbia 6.75% 11/1/24 (g)		6,624,001	6,657,121
Russian Federation:
3.625% 4/29/15 (g)		1,100,000	1,123,375
5% 4/29/20 (g)		1,900,000	1,947,500
7.5% 3/31/30 (Reg. S)		9,231,280	10,879,063
11% 7/24/18 (Reg. S)		335,000	474,863
12.75% 6/24/28 (Reg. S)		1,800,000	3,199,500
Turkish Republic:
5.625% 3/30/21		815,000	855,750
6% 1/14/41		350,000	342,650
6.75% 4/3/18		1,395,000	1,582,628
6.75% 5/30/40		805,000	870,406
6.875% 3/17/36		2,795,000	3,077,994
7% 9/26/16		1,360,000	1,555,840
7.25% 3/15/15		730,000	832,200
7.25% 3/5/38		1,400,000	1,608,250
7.375% 2/5/25		2,890,000	3,417,425
7.5% 7/14/17		1,285,000	1,508,590
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
7.5% 11/7/19		$ 745,000	$ 885,619
11.875% 1/15/30		860,000	1,457,700
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (g)		840,000	877,800
Ukraine Government:
6.385% 6/26/12 (g)		1,535,000	1,582,585
6.75% 11/14/17 (g)		2,095,000	2,119,093
6.875% 9/23/15 (g)		1,080,000	1,118,880
7.65% 6/11/13 (g)		1,310,000	1,389,910
7.75% 9/23/20 (g)		1,430,000	1,465,750
7.95% 2/23/21 (g)		1,425,000	1,464,188
United Arab Emirates 7.75% 10/5/20 (Reg. S)		545,000	577,700
United Mexican States:
5.125% 1/15/20		820,000	881,500
5.625% 1/15/17		490,000	550,515
5.75% 10/12/10		964,000	899,894
6.05% 1/11/40		10,106,000	10,737,625
6.75% 9/27/34		720,000	835,200
7.5% 4/8/33		425,000	534,438
8.3% 8/15/31		420,000	573,300
Uruguay Republic:
6.875% 9/28/25		585,000	696,150
7.875% 1/15/33 pay-in-kind		1,570,000	1,950,725
8% 11/18/22		2,566,902	3,259,966
Venezuelan Republic:
6% 12/9/20		860,000	507,400
7% 3/31/38		815,000	457,623
8.5% 10/8/14		735,000	663,338
9% 5/7/23 (Reg. S)		2,650,000	1,809,950
9.25% 9/15/27		1,910,000	1,356,100
9.25% 5/7/28 (Reg. S)		1,000,000	685,000
9.375% 1/13/34		1,035,000	707,423
10.75% 9/19/13		690,000	679,650
12.75% 8/23/22		3,605,000	3,091,288
13.625% 8/15/18		2,328,000	2,223,240
Vietnamese Socialist Republic:
1.274% 3/12/16 (m)		826,087	784,782
4% 3/12/28 (e)		3,195,000	2,683,800
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Vietnamese Socialist Republic: - continued
6.75% 1/29/20 (g)		$ 1,405,000	$ 1,464,713
6.875% 1/15/16 (g)		1,330,000	1,426,425
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $201,507,960)			221,247,659
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 5.2% 5/21/13		242,000	258,288
Eurasian Development Bank 7.375% 9/29/14 (g)		1,100,000	1,215,500
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,337,709)			1,473,788
Common Stocks - 0.0%
	Shares
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g) (Cost $15)	1,517	15
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Co. 4.75%	62,000	3,106,200
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	700	18,638
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%	28,100	1,381,115
TOTAL CONVERTIBLE PREFERRED STOCKS		4,505,953
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
GMAC LLC 7.00% (g)	3,095	$ 2,971,200
Real Estate Investment Trusts - 0.0%
CBL & Associates Properties, Inc. 7.375%	7,720	192,382
Corporate Office Properties Trust Series H, 7.50%	2	50
Equity Lifestyle Properties, Inc. 8.034%	22,162	566,682
Essex Property Trust, Inc. Series H 7.125%	9,354	239,462
Hersha Hospitality Trust Series B, 8.00%	10,300	254,307
LaSalle Hotel Properties Series H, 7.50%	10,000	249,400
PS Business Parks, Inc. 6.875%	10,000	251,800
Public Storage Series P, 6.50%	12,000	307,920
		2,062,003
TOTAL FINANCIALS		5,033,203
TOTAL PREFERRED STOCKS (Cost $9,118,215)		9,539,156
Floating Rate Loans - 0.6%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.1%
Federal-Mogul Corp.:
Tranche B, term loan 2.1458% 12/27/14 (m)	$ 3,377,846	3,242,732
Tranche C, term loan 2.1386% 12/27/15 (m)	2,121,715	2,031,542
		5,274,274
Automobiles - 0.0%
Chrysler Group LLC Tranche B, term loan 0% 5/24/17 (m)	1,920,000	1,910,400
Diversified Consumer Services - 0.0%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (m)	2,134,650	2,131,982
Hotels, Restaurants & Leisure - 0.1%
Ameristar Casinos, Inc. Tranche B, term loan 4% 4/14/18 (m)	920,000	922,300
Extended Stay America, Inc. term loan 9.75% 11/1/15	1,000,000	1,000,000
Harrah's Entertainment, Inc. Tranche B1, term loan 3.2738% 1/28/15 (m)	2,790,000	2,587,725
Floating Rate Loans - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Las Vegas Sands LLC:
Tranche B, term loan 3% 11/23/16 (m)	$ 2,436,050	$ 2,396,464
Tranche I, term loan 3% 11/23/16 (m)	500,506	491,122
Six Flags, Inc. Tranche B, term loan 5.25% 6/30/16 (m)	1,295,000	1,307,950
		8,705,561
Media - 0.1%
Clear Channel Capital I LLC Tranche B, term loan 3.8413% 1/29/16 (m)	5,481,432	4,803,105
Harron Communications LP Tranche B, term loan 5.25% 10/6/17 (m)	2,235,000	2,237,794
Newsday LLC term loan 10.5% 8/1/13	3,505,000	3,724,063
Univision Communications, Inc. term loan 4.4413% 3/31/17 (m)	3,361,098	3,243,459
		14,008,421
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. Tranche B, term loan 4.75% 5/16/18 (m)	2,075,000	2,056,844
Specialty Retail - 0.0%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (m)	325,000	319,313
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (m)	341,550	340,696
		660,009
TOTAL CONSUMER DISCRETIONARY		34,747,491
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
SUPERVALU, Inc. Tranche B 3LN, term loan 4.5% 4/29/18 (m)	1,415,000	1,397,313
U.S. Foodservice term loan 5.75% 3/31/17 (m)	1,750,000	1,710,625
		3,107,938
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frac Tech Holdings LLC:
Tranche B, term loan 6.25% 5/6/16 (m)	2,197,059	2,191,566
Tranche D, term loan 2.5% 5/6/16 (m)(q)	292,941	292,209
		2,483,775
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (m)	$ 3,710,400	$ 3,817,074
Capital Automotive LP term loan 5% 3/11/17 (m)	410,740	410,740
Fifth Third Processing Solutions Tranche B-1, term loan 0% 11/3/16 (m)	1,195,000	1,196,494
		5,424,308
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Quintiles Transnational Corp. Tranche B, term loan 0% 5/26/18 (m)	2,655,000	2,641,725
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. Tranche B, term loan 5.5% 4/20/17 (m)	2,795,000	2,767,050
US Airways Group, Inc. term loan 2.694% 3/23/14 (m)	1,040,347	955,819
		3,722,869
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (m)	545,000	536,825
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc.:
1st Lien, term loan 4.75% 5/9/17 (m)	665,000	666,663
2nd Lien, term loan 8.5% 5/9/18 (m)	830,000	843,488
		1,510,151
Road & Rail - 0.0%
Swift Transportation Co. LLC Tranche B, term loan 6% 12/21/16 (m)	636,764	639,948
TOTAL INDUSTRIALS		6,409,793
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Avaya, Inc. Tranche B 3LN, term loan 4.755% 10/26/17 (m)	1,970,000	1,913,363
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (m)	245,000	246,838
		2,160,201
Floating Rate Loans - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
First Data Corp.:
term loan 4.1948% 3/24/18 (m)	$ 4,173,711	$ 3,886,768
Tranche B1, term loan 2.9448% 9/24/14 (m)	444,167	415,296
		4,302,064
TOTAL INFORMATION TECHNOLOGY		6,462,265
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche 2LN, term loan 10% 9/2/16 (m)	2,065,000	2,111,463
Metals & Mining - 0.0%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (m)	1,475,000	1,480,531
TOTAL MATERIALS		3,591,994
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. term loan 6.5% 1/24/16 (m)	1,630,000	1,505,713
Wireless Telecommunication Services - 0.1%
Asurion LLC:
term loan 0% 5/24/19 (m)	1,630,000	1,648,419
Tranche B, term loan 0% 5/24/18 (m)	1,630,000	1,615,819
Intelsat Jackson Holdings SA term loan 3.2853% 2/1/14 (m)	2,425,000	2,379,531
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4% 3/17/18 (m)	3,262,963	3,246,648
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (m)	2,270,000	2,275,675
		11,166,092
TOTAL TELECOMMUNICATION SERVICES		12,671,805
UTILITIES - 0.0%
Electric Utilities - 0.0%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7382% 10/10/17 (m)	785,000	617,206
Floating Rate Loans - continued
	Principal Amount (d)	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.0%
AES Corp. Tranche B, term loan 0% 5/23/18 (m)	$ 375,000	$ 374,063
TOTAL UTILITIES		991,269
TOTAL FLOATING RATE LOANS (Cost $75,565,247)		78,532,363
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.25% 12/14/19 (m)	1,808,581	1,715,891
Goldman Sachs 1.25% 12/14/19 (m)	1,550,000	1,470,563
1.25% 12/14/19 (m)	119,571	113,443
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,970,615)		3,299,897
Bank Notes - 0.0%

Wachovia Bank NA 6% 11/15/17 (Cost $2,461,218)	2,243,000	2,554,939
Fixed-Income Funds - 23.2%
	Shares
Fidelity Floating Rate Central Fund (n)	3,991,906	408,411,918
Fidelity Mortgage Backed Securities Central Fund (n)	25,798,274	2,749,580,018
TOTAL FIXED-INCOME FUNDS (Cost $2,973,134,780)		3,157,991,936
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ING Groep NV 5.775% (h)(m) (Cost $636,902)	$ 1,312,000	1,256,379
Cash Equivalents - 5.4%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 5/31/11 due 6/1/11:
(Collateralized by U.S. Government Obligations) # (b)	$ 96,208,374	$ 96,208,000
(Collateralized by U.S. Government Obligations) #	641,155,574	641,153,000
TOTAL CASH EQUIVALENTS (Cost $737,361,000)		737,361,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $13,197,748,578)		14,013,147,178
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(407,166,793)
NET ASSETS - 100%		$ 13,605,980,385
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $480,000) (l)

	Sept. 2037	$ 2,516,511	$ (2,351,282)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $1,058,000) (l)	Sept. 2037	2,893,988	(2,703,974)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of ABX AA 07-01 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $651,000) (l)	Sept. 2037	1,761,558	(1,645,897)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $936,000) (l)	Sept. 2037	4,529,720	(4,232,306)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of ABX AA 07-1 Index, par value of the proportional notional amount (Rating-C) (Upfront Premium Received/(Paid) $347,750) (l)	Sept. 2037	1,635,732	(1,528,333)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34 (Rating-Ca) (k)	August 2034	25,291	(14,039)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34 (Rating-C) (k)

	Feb. 2034	$ 787	$ (742)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34 (Rating-C) (k)	Sept. 2034	24,821	(18,737)
TOTAL CREDIT DEFAULT SWAPS		$ 13,388,408	(12,495,310)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 1.2857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 200,000,000	$ 2,977,680
		$ 213,388,408	$ (9,517,630)
Currency Abbreviations
CAD - Canadian dollar
Legend
(a) Non-income producing
(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,068,876,484 or 7.9% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.

(k) Represents a credit default swap contract in which the Fund has sold protection on the underlying reference entity. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. For the underlying reference entity, ratings disclosed are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk.

(l) Represents a credit default swap based on a tradable index of home equity asset-backed debt securities. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. In addition, the swap represents a contract in which the Fund has sold protection on the index of underlying securities. Ratings represent a weighted average of the ratings of all securities included in the index. Ratings used in the weighted average are from Moody's Investors Service, Inc., or S&P where Moody's ratings are not available. All ratings are as of the report date and do not reflect subsequent changes.

(m) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(n) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(o) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $862,783 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 690,044
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07 - 12/4/09	$ 173,625

(q) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $292,941 and $292,209, respectively. The coupon rate will be determined at time of settlement.

(r) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $12,132,589.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$641,153,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 19,258,142
HSBC Securities (USA), Inc.	115,548,852
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,419,622
Mizuho Securities USA, Inc.	346,646,554
Societe Generale	36,609,651
Wells Fargo Securities LLC	92,670,179
$ 641,153,000
$96,208,000 due 6/01/11 at 0.14%
J.P. Morgan Securities, Inc.	$ 62,666,117
Societe Generale	33,541,883
$ 96,208,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Corporate Bond 1-10 Year Central Fund	$ 2,184,744
Fidelity Floating Rate Central Fund	13,088,740
Fidelity Mortgage Backed Securities Central Fund	46,162,249
Total	$ 61,435,733
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Corporate Bond 1-10 Year Central Fund	$ 176,393,059	$ -	$ 175,194,123*	$ -	0.0%
Fidelity Floating Rate Central Fund	392,753,749	11,552,537	25,008,160	408,411,918	13.7%
Fidelity Mortgage Backed Securities Central Fund	1,486,994,027	1,223,446,825	-	2,749,580,018	24.1%
Total	$ 2,056,140,835	$ 1,234,999,362	$ 200,202,283	$ 3,157,991,936
* Includes the value of shares redeemed through in-kind transactions.
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,106,200	$ 3,106,200	$ -	$ -
Financials	5,051,856	2,062,003	2,989,838	15
Utilities	1,381,115	1,381,115	-	-
Corporate Bonds	3,110,019,915	-	3,108,787,212	1,232,703
U.S. Government and Government Agency Obligations	3,884,948,939	-	3,884,948,939	-
U.S. Government Agency - Mortgage Securities	1,314,998,664	-	1,314,998,664	-
Asset-Backed Securities	351,270,096	-	328,588,117	22,681,979
Collateralized Mortgage Obligations	231,038,812	-	227,597,035	3,441,777
Commercial Mortgage Securities	866,734,345	-	800,089,738	66,644,607
Municipal Securities	40,879,275	-	40,879,275	-
Foreign Government and Government Agency Obligations	221,247,659	-	220,694,626	553,033
Supranational Obligations	1,473,788	-	1,473,788	-
Floating Rate Loans	78,532,363	-	77,532,363	1,000,000
Sovereign Loan Participations	3,299,897	-	3,299,897	-
Bank Notes	2,554,939	-	2,554,939	-
Fixed-Income Funds	3,157,991,936	3,157,991,936	-	-
Preferred Securities	1,256,379	-	1,256,379	-
Cash Equivalents	737,361,000	-	737,361,000	-
Total Investments in Securities:	$ 14,013,147,178	$ 3,164,541,254	$ 10,753,051,810	$ 95,554,114
Derivative Instruments:
Assets
Swap Agreements	$ 2,977,680	$ -	$ 2,977,680	$ -
Liabilities
Swap Agreements	$ (12,495,310)	$ -	$ (12,461,792)	$ (33,518)
Total Derivative Instruments:	$ (9,517,630)	$ -	$ (9,484,112)	$ (33,518)
Other Financial Instruments:
Forward Commitments	$ (1,889,367)	$ -	$ (1,889,367)	$ -
The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101,440,167
Total Realized Gain (Loss)	2,158,937
Total Unrealized Gain (Loss)	20,680,960
Cost of Purchases	13,473,204
Proceeds of Sales	(15,716,265)
Amortization/Accretion	1,482,795
Transfers in to Level 3	18,857,376
Transfers out of Level 3	(48,823,060)
Ending Balance	$ 95,554,114
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 22,030,939
Derivative Instruments:
Swap Agreements
Beginning Balance	$ (38,198)
Total Unrealized Gain (Loss)	4,680
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ (33,518)
Realized gain (loss) on Swap Agreements for the period	$ 1,268
The change in unrealized gain (loss) for the period attributable to Level 3 Swap Agreements held at May 31, 2011	$ 4,680

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Derivative Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, and includes the value of securities received through affiliated in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $13,357,679,659. Net unrealized appreciation aggregated $655,467,519, of which $701,601,165 related to appreciated investment securities and $46,133,646 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, floating rate loans, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to sell a credit default swaps in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

The notional amount of credit default swaps approximates the maximum potential amount of future payments that the Fund could be required to make if the Fund is the seller and a credit event were to occur. The total notional amount of all credit default swaps open at period end where the Fund is the seller amounted to $13,388,408 representing 0.10% of net assets.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011